AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30 , 2005

REGISTRATION NOS. 2-95973 AND 811-4236

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
POST-EFFECTIVE AMENDMENT NO. 74	[X]

AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 75	[X]

JPMORGAN TRUST II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

522 Fifth Avenue
New York, NY 10036
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(800) 480-4111
(REGISTRANT’S TELEPHONE NUMBER)

Stephen M. Benham, Esquire
522 Fifth Avenue
New York, NY 10036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:

ALAN G. PRIEST, ESQUIRE ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, N.W., SUITE 900 WASHINGTON, D.C. 20005-3948	JESSICA K. DITULLIO, ESQUIRE JPMORGAN CHASE & CO 1111 POLARIS PARKWAY COLUMBUS, OHIO 43271-0152

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:    IMMEDIATELY UPON EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ ]	Immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b).

[ ]	on 60 days after filing pursuant to paragraph (a)(1).

[ X ]	on December 1, 2005 pursuant to paragraph (a)(1). This Post-Effective Amendment is being filed soley in connection with changes to the JPMorgan Liquid Assets Money Market, JPMorgan Municipal Money Market, JPMorgan U.S. Government Money Market, JPMorgan U.S. Treasury Plus Money Market, JPMorgan Michigan Municipal Money Market and the JPMorgan Ohio Municipal Money Market Funds. No information relating to any other series of the Trust is amended or superceded hereby.

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ]	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS DECEMBER    , 2005

JPMorgan

Money Market

Funds

Morgan , Class B & Class C Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund (Morgan Shares)
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund (Morgan Shares)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)
JPMorgan Tax Free Money Market Fund (Morgan Shares)
JPMorgan Municipal Money Market Fund (Morgan Shares)
JPMorgan California Municipal Money Market Fund (Morgan Shares)
JPMorgan Michigan Municipal Money Market Fund (Morgan Shares)
JPMorgan New York Municipal Money Market Fund (Morgan Shares)
JPMorgan Ohio Municipal Money Market Fund (Morgan Shares)

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
U.S. Treasury Plus Money Market Fund	18
Federal Money Market Fund	23
100% U.S. Treasury Securities Money Market Fund	28
Tax Free Money Market Fund	33
Municipal Money Market Fund	39
California Municipal Money Market Fund	45
Michigan Municipal Money Market Fund	51
New York Municipal Money Market Fund	57
Ohio Municipal Money Market Fund	63
The Funds’ Management and Administration	69
How Your Account Works	72
Buying Fund Shares	72
Selling Fund Shares	75
Exchanging Fund Shares	77
Distribution Arrangements	78
Other Information Concerning the Funds	80
Shareholder Information	81
Distributions and Taxes	81
Availability of Proxy Voting Record	82
Portfolio Holdings Disclosure	82
What the Terms Mean	83
Financial Highlights	84
Appendix A—Legal Proceedings and Additional Fee and Expense Information	92
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	T he Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM , seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or inter est rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are pre paid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal , like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a sig nificant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availabil ity and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public informa tion available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during tempo

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

rary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.39%
WORST QUARTER 2nd quarter, 2003	0.02%
3rd quarter, 2003
4th quarter, 2003
1st quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares [1,3]	0.86	2.51	3.51
Class B Shares	0.32	1.89	3.12
Class C Shares [2,3]	0.32	1.88	3.09

1	The performance before the Morgan Shares were launched on 10/1/98 is based on Class B Shares of the Fund.

2	The performance before Class C Shares were launched on 5/14/98 is based on Class B Shares of the Fund.

3	The performance for all three classes would have substantially similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Morgan, Class B and Class C Shares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Prime Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	NONE	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.52	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.52%, 0.97% and 0.97%, respectively, of their average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)
Class B Shares*($)
Class C Shares*($)

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)
Class B Shares($)
Class C Shares($)

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs .

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMI A , seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are pre paid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac , which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal , like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to mini mize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a sig nificant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public informa tion available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.31%
WORST QUARTER 3rd quarter, 2003	0.03%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%) 1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Class B Share s2	0.45	1.77	3.00
Class C Share s2	0.45	1.77	3.00

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance for all three classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Class B and Class C Shares prior to their inception on 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

Investor Expenses for Morgan, Class B and Class C S hares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	NONE	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]	0.11	0.12	0.12
Total Annual Operating Expenses	0.64	1.20	1.20
Fee Waiver and Expense Reimbursements[2]	(0.05)	(0.23)	(0.23)
Net Expenses[2]	0.5 9	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual oper ating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59%, 0.97% and 0.97%, respectively, of their aver age daily net assets from 2/19/05 through 12/31/06. In addi tion, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	199	351	793
Class B Shares*($)	599	656	836	1,276
Class C Shares*($)	199	356	636	1,433

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	199	351	793
Class B Shares($)	99	356	636	1,276
Class C Shares($)	99	356	636	1,433

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[ other money market funds that invest exclusively in U.S. government securities ] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities , shareholders wi ll be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, J PMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are pre paid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac , which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal , like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to mini mize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Morgan Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Capital Shares (formerly Class I Shares), the original clas s offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been sub stantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capita l Share s 1	1.26	2.89	4.18

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Capital Shares.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.63
Fee Waiver and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0.5 9

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual oper ating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cos t ($) (with or without redemption)	60	197	347	782

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Treasury Plus Money Market Fund
    (formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal .

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities .

The debt securities described above carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 9 0 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.26%
WORST QUARTER 2nd quarter, 2004	0.06%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	Historical performance shown for Class B and Class C Shares prior to their inception on 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%) 1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Class B Shares [2]	0.53	1.68	2.82
Class C Shares [2]	0.53	1.68	2.83

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance for all three classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Class B and Class C Shares prior to their inception on 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

Investor Expenses for Morgan, Class B and Class C Shares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	0.10	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]	0.09	0.10	0.10
Total Annual Operating Expenses	0.62	1.18	1.18
Fee Waiver and Expense Reimbursements[2]	(0.03)	(0.21)	(0.21)
Net Expenses[2]	0.59	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual oper ating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59%, 0.97% and 0.97%, respectively, of their aver age daily net assets from 2/19/05 through 12/31/06. In addi tion, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	195	343	771
Class B Shares*($)	599	652	827	1,255
Class C Shares*($)	199	352	627	1,412

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	195	343	771
Class B Shares($)	99	352	627	1,255
Class C Shares($)	99	352	627	1,412

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions , the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or inter est rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are pre paid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Federal Money Market Fund

CONTINUED

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.47%
WORST QUARTER 1st quarter, 2004	0.08%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	0.67	2.28	3.58

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 9 0 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates .

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or inter est rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, how ever, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against bor rower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. 1 The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS [1,2]

BEST QUARTER 4th quarter, 2000	1.46%
WORST QUARTER 4th quarter, 2003	0.10%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

2	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares [1]	0.69	2.26	3.51

1	The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets from 2/19/05 through 12/31/06 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions , the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipa tion notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as deter mined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one orga nization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obliga tions, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institu tions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax . Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.96%
WORST QUARTER 3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	0.66	1.63	2.31

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Tax Free Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Municipal Money Market Fund
    (formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities. For purposes of this second policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it dif ficult for the municipality to make interest and principal pay ments when due. A number of municipalities have had sig nificant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipal ity authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or inter est payments may be tied only to a specific stream of rev enue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institu tions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax . Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Morgan Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Premier Shares (formerly Class I Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have dif ferent expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premie r Share s 1	0.84	1.76	2.49

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.63
Fee Waivers and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred com pensation plan) exceed 0.59% of their average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	60	197	347	782

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    California Municipal Money Market Fund
    (formerly JPMorgan California Tax Free Money Market Fund)

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations , the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipa tion notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal and California personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy only securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    California Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or inter est rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s per formance is more affected by the success of one or a few issuers than is the performance of a more diversi fied fund.

Risk of California Obligations.  The Fund will be particularly susceptible to difficulties affecting California and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial prob lems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that pur pose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other insti tutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Concentration Ris k.    The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during tempo

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

rary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of California
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    California Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 2nd quarter, 1995	0.88%
WORST QUARTER 3rd quarter, 2003	0.11%
1st quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	0.69	1.49	2.23

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.55

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.55% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    California Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Michigan Municipal Money Market Fund
    (formerly One Group® Michigan Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests prima rily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obliga tions, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institu tions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s per formance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Morgan Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Premier Shares (formerly Class I Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.98%
WORST QUARTER 3rd quarter, 2003	0.12%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have dif ferent expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares. Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premie r Share s 1	0.79	1.71	2.40

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares. Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.17
Total Annual Operating Expenses	0.70
Fee Waivers and Expense Reimbursements[2]	(0.11)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual oper ating expenses of the Morgan Shares (exclud ing interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service pro viders may voluntarily waive or reimburse cer tain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	60	212	378	859

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    New York Municipal Money Market Fund
    (formerly JPMorgan New York Tax Free Money Market Fund)

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests prima rily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax . As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in in such securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipa tion notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal income tax , New York State and New York City personal income taxes or the federal alternative minimum tax . The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or inter est rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fu nd is generally less sensitive to interest rate changes than longer-term securities are .

Risk of New York Obligations.  The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obliga tions, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institu tions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s per formance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on simi lar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis .

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States, by the State of New York and by New York City
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.94%
WORST QUARTER 3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDING DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	0.66	1.59	2.25

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s a dministrator and the d istributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Ohio Municipal Money Market Fund
    (formerly One Group® Ohio Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of prin cipal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests prima rily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non- Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will :

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are .

Risk of Ohio Obligations.  The Fund will be particu larly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obliga tions, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institu tions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s per formance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio per sonal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defen sive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Morgan Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Premier Shares (formerly Class I Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.97%
WORST QUARTER 2nd quarter, 2004	0.11%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have dif ferent expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premie r Share s 1	0.80	1.71	2.46

1	As of December 31, 2004, the Morgan Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.19
Total Annual Operating Expenses	0.72
Fee Waivers and Expense Reimbursements[2]	(0.13)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reim burse the Fund to the extent total annual oper ating expenses of the Morgan Shares (exclud ing interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service pro viders may voluntarily waive or reimburse cer tain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	60	216	387	881

JPMORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I) , a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

•	California Municipal Money Market Fund

•	New York Municipal Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMT II) , a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser s

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/0 5 , JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund
California Municipal Money Market Fund
New York Municipal Money Market Fund

JPMORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

CONTINUED

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
U.S. Treasury Plus Money Market Fund	0.14
Municipal Money Market Fund	0.20
Michigan Municipal Money Market Fund	0.20
Ohio Municipal Money Market Fund	0.19

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the bas i s the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Morgan Shares of each Fund and 0.25% of the average daily net assets of the Class B and Class C Shares . JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM , JPMIA and the Administrator.

With the exception of Prime Money Market Fund, all of the Funds have adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.10% of the average daily net assets attributable to Morgan Shares. The Prime Money Market Fund , Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund have adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributable to Class B and Class C Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the sales charges, Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM , JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. In addition, JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the JPMorgan Fund shares sold by the Financial Intermediary or an additional commission on the sale of JPMorgan Fund shares subject to a CDSC.

JPMORGAN MONEY MARKET FUNDS

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund , Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund also offer two additional classes of shares: Class B and Class C Shares. You do not pay any front-end sales charge when you buy Class B or Class C Shares of these three Funds . You may have to pay a contingent deferred sales charge (CDSC) when you sell Class B or Class C Shares of these three Funds depending on how long you have held them.

Different sales charges are associated with the Class B and Class C Shares of the Prime Money Market Fund , Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund :

•	If you hold Class B Shares, you may be required to pay a CDSC when you sell your shares, depending on the length of your investment in the particular shares.

•	If you hold Class C Shares, you may be required to pay a CDSC if you hold the shares for less than one year.

For more information about Class B and Class C Shares see “Distribution Arrangements.”

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Morgan Shares, Class B and Class C Shares may be purchased by the general public. You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase Morgan, Class B and Class C Shares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

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accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
California Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
New York Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Morgan, Class B and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. Subsequent investments must be at least $25 per F und . A lower minimum may be available under the Systematic Investment Plan.

You should purchase no more than $99,999 of Class B Shares. If you have already purchased more than $99,999 of Class B Shares, you and your Financial Intermediary should carefully consider whether additional Class B Shares are a suitable investment.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to

JPMORGAN MONEY MARKET FUNDS

How Your Account Works

CONTINUED

reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received .

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-MORGAN)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of three ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, execut

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

ing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

Through a Systematic Investment Plan

You may purchase additional Morgan, Class B or Class C Shares by making automatic periodic investments from your bank account. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order, less any applicable sales charges.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds th at same business day by wire. Otherwise, except as permitted by the federal secu rities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemp tion order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

JPMORGAN MONEY MARKET FUNDS

How Your Account Works

CONTINUED

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of three ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Through a Systematic Withdrawal Plan

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share for shares of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

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Check Writing

Morgan shareholders may write checks for $250 or more.

•	Checks may be payable to any person and your account will continue to earn dividends until the check clears.

•	Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

•	You can not use this option to close your account because of the difficulty of determining the exact value of your account.

•	You must wait five business days before you can write a check against shares purchased by a check or ACH.

Select the “Check Writing” option on the Account Application. Complete, sign and return the Check Writing Privileges Election form that is attached to the application. You will receive a supply of checks that will be drawn on UMB Bank, N.A.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Morgan Shares of a Fund may be exchanged for Morgan Shares of certain other JPMorgan Funds or Class A Shares of another JPMorgan Fund. You may pay a sales charge if you exchange your Morgan Shares for Class A Shares.

Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Term Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of any other JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of a Fund may be exchanged for Class C Shares of another JPMorgan Fund, except the Short Term Bond Funds.

If you exchange Class B Shares of the Prime Money Market Fund , Liquid Assets Money Market Fund or U.S. Treasury Plus Money Market Fund for Class B Shares of another JPMorgan Fund, or Class C Shares of the Prime Money Market Fund , Liquid Assets Money Market Fund or U.S. Treasury Plus Money Market Fund for Class C Shares of another JPMorgan Fund, you will not pay a CDSC until you sell the shares of the other Fund. The amount of CDSC will be based on when you bought the original shares, not when you made the exchange.

You will need to meet any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund ’ s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

JPMORGAN MONEY MARKET FUNDS

How Your Account Works

CONTINUED

DISTRIBUTION ARRANGEMENTS

To obtain free information regarding sales charges and elimination or waiver of sales charges on Class B and Class C Shares, visit www.jpmorganfunds.com and “click” on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the elimination or waiver of sales charges.

Class B Shares

Class B Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem these shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	5.00
1-2	4.00
2-3	3.00
3-4	3.00
4-5	2.00
5-6	1.00
MORE THAN 6	NONE

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares .

Class B Shares automatically convert to Morgan Shares after eight years measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower distribution fees charged on Morgan Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares .

Like Class B Shares, Class C Shares have higher combined distribution and service fees than Morgan Shares. Unlike Class B Shares, Class C Shares do not convert to Morgan Shares. That means you keep paying the higher combined distribution and service fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class B Shares.

Calculation of the Class B and Class C CDSC

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B and Class C Shares of the Prime Money Market Fund purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C Shares of the Prime Money Market Fund purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

For Class B Shares of the Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund purchased prior to November 1, 2002, the CDSC is based on the current mar ket value or the original cost of the shares, whichever is less. For Class B and Class C Shares of the Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.

You should retain any records necessary to substantiate histori cal costs because the Distributor,

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares you received in the reorganization.

Waivers of the Class B and Class C CDSC

No CDSC is imposed on redemptions of Class B or Class C Shares :

1.	If you withdraw no more than a specified percentage (as indicated in “Selling Fund Shares — Through a Systematic Withdrawal Plan”) of the current balance of the applicable Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Selling Fund Shares — Through a Systematic Withdrawal Plan.”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a CDSC when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares.”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

No sales charge is imposed on Class C Shares of the Fund s if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you

JPMORGAN MONEY MARKET FUNDS

How Your Account Works

CONTINUED

must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

2.	If your account falls below the Funds’ minimum investment requirement and is closed as a result, you will not be charged a CDSC.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. I ncome paid by the Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund , Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. Similarly, for the California Municipal Money Market Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obliga tions (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City personal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, divi dends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that

JPMORGAN MONEY MARKET FUNDS

Shareholder Information

CONTINUED

are attributable to profit on the sale, exchange, or other dispo sition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Informa tion in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments ( Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

JPMorgan Prime Money Market Fund

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total Return (1)
CLASS B
Year Ended 8/31/04	$1.00	$	—†	$	—†	$1.00	0.12%
Year Ended 8/31/03	$1.00	$	—†	$	—†	$1.00	0.25%
Year Ended 8/31/02	$1.00		$0.01		$0.01	$1.00	1.05%
Year Ended 8/31/01	$1.00		$0.04		$0.04	$1.00	4.43%
Year Ended 8/31/00	$1.00		$0.05		$0.05	$1.00	4.97%

CLASS C
Year Ended 8/31/04	$1.00	$	—†	$	—†	$1.00	0.12%
Year Ended 8/31/03	$1.00	$	—†	$	—†	$1.00	0.25%
Year Ended 8/31/02	$1.00		$0.01		$0.01	$1.00	1.05%
Year Ended 8/31/01	$1.00		$0.04		$0.04	$1.00	4.43%
Year Ended 8/31/00	$1.00		$0.05		$0.05	$1.00	4.95%

MORGANˆ
Year Ended 8/31/04	$1.00		$0.01		$0.01	$1.00	0.59%
Year Ended 8/31/03	$1.00		$0.01		$0.01	$1.00	0.87%
Year Ended 8/31/02	$1.00		$0.02		$0.02	$1.00	1.71%
Year Ended 8/31/01	$1.00		$0.05		$0.05	$1.00	5.10%
Year Ended 8/31/00	$1.00		$0.06		$0.06	$1.00	5.65%

†	Amount rounds to less than $.005.

1	Total Return figures do not include the effect of any deferred sales load.

*	Amount rounds to less than one million.

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
	Ratios to average net assets:
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers and earnings credits	Net investment income without waivers and earnings credits

$8	1.06%	0.12%	1.28%	(0.10%)
$10	1.21%	0.27%	1.27%	0.21%
$13	1.23%	1.10%	1.26%	1.07%
$18	1.24%	4.17%	1.26%	4.15%
$11	1.25%	4.87%	1.27%	4.85%

$1	1.07%	0.13%	1.28%	(0.08%)
$1	1.21%	0.25%	1.27%	0.19%
$1	1.23%	1.16%	1.26%	1.13%
$—	1.24%	4.17%	1.26%	4.15%
$—	1.26%	4.86%	1.26%	4.86%

$3,919	0.59%	0.59%	0.63%	0.55%
$4,627	0.59%	0.90%	0.62%	0.87%
$7,552	0.58%	1.72%	0.61%	1.69%
$10,367	0.59%	4.82%	0.61%	4.80%
$1,475	0.59%	5.53%	0.61%	5.51%

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
(CONTINUED)

JPMorgan Liquid Assets Money Market Fund

	Per share operating performance:
		Investment operations:				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment Income
CLASS B
Year Ended 6/30/05	$1.000	$0.013	$0.000		$0.013	$(0.013)
Year Ended 6/30/04	$1.000	$0.001	$0.000		$0.001	$(0.001)
Year Ended 6/30/03	$1.000	$0.003	$0.000		$0.003	$(0.003)
Year Ended 6/30/02	$1.000	$0.011	$0.000		$0.011	$(0.011)
Year Ended 6/30/01	$1.000	$0.045	$0.000		$0.045	$(0.045)

CLASS C
Year Ended 6/30/05	$1.000	$0.013	$0.000		$0.013	$(0.013)
Year Ended 6/30/04	$1.000	$0.001	$0.000		$0.001	$(0.001)
Year Ended 6/30/03	$1.000	$0.003	$0.000		$0.003	$(0.003)
Year Ended 6/30/02	$1.000	$0.011	$0.000		$0.011	$(0.011)
Year Ended 6/30/01	$1.000	$0.045	$0.000		$0.045	$(0.045)

MORGAN SHARES
2/19/2005 (c) to 6/30/2005	$1.000	$0.008	$0.000		$0.008	$(0.008)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND@
2/19/2005 (c) to 6/30/2005	$1.000	$0.008	$0.000	(d)	$0.008	$(0.008)

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND†
2/19/2005 (c) to 6/30/2005	$1.000	$0.008	$0.000	(d)	$0.008	$(0.008)

†	Amount rounds to less than $0.005.

@	Formerly One Group® Government Money Market Fund.

(a)	Annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
			Ratios to average net assets:
Net asset value end of period	Total Return (excludes sales charge)	Net assets end of period (000’s)	Expenses to average net assets		Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	1.27%	$26,999	1.01%	(a)	1.17%	1.44%
$1.000	0.15%	$41,540	1.02%		0.15%	1.54%
$1.000	0.33%	$62,581	1.33%		0.32%	1.55%
$1.000	1.12%	$38,690	1.52%		1.08%	1.55%
$1.000	4.58%	$33,898	1.52%		4.22%	1.55%

$1.000	1.27%	$347,285	0.97%		2,06%	1.23%
$1.000	0.15%	$8,284	1.02%		0.15%	1.52%
$1.000	0.33%	$9,267	1.33%		0.31%	1.55%
$1.000	1.12%	$3,430	1.52%		0.95%	1.55%
$1.000	4.58%	$1,266	1.52%		4.30%	1.56%

$1.000	0.84%	$253,991	0.59%		2.36%	0.64%

$1.000	0.81%	$2,4 45,4 22	0.59%		2.26%	0.63%

$1.000	0.78%	$812,795	0.59%		2.20%	0.62%

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
(CONTINUED)

Morgan Shares

	Per share operating performance:
		Investment operations:						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments			Total from investment operations	Net investment Income
JPMORGAN FEDERAL MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†		$1.00	0.41%
Year Ended 8/31/03	$1.00		$0.01		$0.01		$1.00	0.70%
Year Ended 8/31/02	$1.00		$0.01		$0.01		$1.00	1.51%
Year Ended 8/31/01	$1.00		$0.05		$0.05		$1.00	4.84%
Year Ended 8/31/00	$1.00		$0.05		$0.05		$1.00	5.29%

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†		$1.00	0.45%
Year Ended 8/31/03	$1.00		$0.01		$0.01		$1.00	0.75%
Year Ended 8/31/02	$1.00		$0.02		$0.02		$1.00	1.55%
Year Ended 8/31/01	$1.00		$0.05		$0.05		$1.00	4.75%
Year Ended 8/31/00	$1.00		$0.05		$0.05		$1.00	5.02%

JPMORGAN TAX FREE MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†		$1.00	0.48%
Year Ended 8/31/03	$1.00		$0.01		$0.01		$1.00	0.69%
Year Ended 8/31/02	$1.00		$0.01		$0.01		$1.00	1.21%
Year Ended 8/31/01	$1.00		$0.03		$0.03		$1.00	3.13%
Year Ended 8/31/00	$1.00		$0.03		$0.03		$1.00	3.37%

JPMORGAN MUNICIPAL MONEY MARKET FUND
2/19/2005 (c) to 6/30/2005	$1.000		$0.006		$0.000	(d)	$0.006	(0.006)%

†	Amount rounds to less than $0.005.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)Commencement of offering of class of shares.

(d)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Per s hare o perating p erformance			Ratios/Supplemental Data:
			Ratios to average net assets (a)
Net asset value end of period	Total Return	(b)	Net assets end of period (000’s)	Expenses to average net assets	Net investment income to average net assets	Expenses to average net assets without waivers

$239	0.70%			0.40%	0.79%	0.31%
$311	0.70%			0.72%	0.79%	0.63%
$452	0.70%			1.53%	0.72%	1.51%
$$658	0.70%			4.57%	0.74%	4.53%
$$576	0.70%			5.17%	0.75%	5.12%

$1,869	0.59%			0.43%	0.69%	0.33%
$2,535	0.59%			0.77%	0.69%	0.67%
$3,526	0.59%			1.53%	0.69%	1.43%
$4,027	0.59%			4.59%	0.71%	4.47%
$3,535	0.59%			4.92%	0.71%	4.80%

$567	0.59%			0.48%	0.68%	0.39%
$655	0.59%			0.72%	0.69%	0.62%
$903	0.59%			1.14%	0.69%	1.04%
$907	0.59%			3.09%	0.72%	2.96%
$895	0.59%			3.33%	0.75%	3.17%

$1.000	0.63%		$ 36,495	0.59%	1.79%	0.63%

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
(CONTINUED)

Morgan Shares

	Per share operating performance:
		Investment operations:						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments			Total from investment operations	Net Investment Income
JPMORGAN CALIFORNIA MUNICIPAL MONEY MARKET FUND*
Year Ended 8/31/04	$1.00		$0.01		$0.01		$1.00	0.51%
Year Ended 8/31/03	$1.00		$0.01		$0.01		$1.00	0.72%
Year Ended 8/31/02	$1.00		$0.01		$0.01		$1.00	1.13%
Year Ended 8/31/01	$1.00		$0.03		$0.03		$1.00	2.70%
Year Ended 8/31/00	$1.00		$0.03		$0.03		$1.00	3.00%

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
2/19/2005 (c) to 6/30/2005	$1.000		$0.006		$0.000		$0.006	(0.006)%

JPMORGAN NEW YORK MUNICIPAL MONEY MARKET FUNDˆˆ
Year Ended 8/31/04	$1.00	$	—†	$	—†		$1.00	0.48%
Year Ended 8/31/03	$1.00		$0.01		$0.01		$1.00	0.72%
Year Ended 8/31/02	$1.00		$0.01		$0.01		$1.00	1.20%
Year Ended 8/31/01	$1.00		$0.03		$0.03		$1.00	2.98%
Year Ended 8/31/00	$1.00		$0.03		$0.03		$1.00	3.27%

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
2/19/2005 (c) to 6/30/2005	$1.00		$0.006		$0.000	(d)	$0.006	(0.006)%

*	Formerly JPMorgan California Tax Free Money Market Fund.

ˆˆ	Formerly JPMorgan New York Tax Free Money Market Fund.

†	Amount rounds to less than $.005.

(b)	Not annualized for periods less than one year.

(c)Commencement of offering of class of shares.

(d)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Per s hare o perating p erformance			Ratios/Supplemental Data:
			Ratios to average net assets:
Net asset value end of period	Total Return	(b)	Net assets end of period (000’s)	Expenses to average net assets	Net investment income to average net assets	Expenses to average net assets without waivers

$154	0.55%			0.51%	0.80%	0.26%
$149	0.55%			0.72%	0.73%	0.54%
$163	0.55%			1.05%	0.76%	0.84%
$83	0.55%			2.68%	0.83%	2.40%
$78	0.55%			3.03%	0.90%	2.68%

$1.000	0.64%		$ 7,803	0.59%	1.81%	0.70%

$1,540	0.59%			0.48%	0.70%	0.37%
$1,662	0.59%			0.72%	0.69%	0.62%
$2,123	0.59%			1.17%	0.69%	1.07%
$2,439	0.59%			2.88%	0.71%	2.76%
$1,831	0.59%			3.24%	0.70%	3.13%

$1.000	0.63%		$ 1,891	0.59%	1.80%	0.72%

JPMORGAN MONEY MARKET FUNDS

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolu tion of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it s settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agree ment, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMor gan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an inde pendent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and review ing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMor gan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan currently being developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportion ate share of advisory fees paid by the Funds that suffered such losses during the period of such market tim ing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or regis tered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the anti fraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short- term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other sharehold ers were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consis tent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advi sors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys General, over 20 lawsuits have been filed by private plaintiffs in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litiga tion, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market tim ing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fidu ciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

JPMORGAN MONEY MARKET FUNDS

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Morgan	0.59%	0.69%
JPMorgan Prime Money Market Fund	B	0.97%	1.24%
JPMorgan Prime Money Market Fund	C	0.97%	1.24%
JPMorgan Liquid Assets Money Market Fund	Morgan	0.59%	0.64%
JPMorgan Liquid Assets Money Market Fund	B	0.97%	1.20%
JPMorgan Liquid Assets Money Market Fund	C	0.97%	1.20%
JPMorgan U.S. Government Money Market Fund	Morgan	0.59%	0.63%
JPMorgan U.S. Treasury Plus Money Market Fund	Morgan	0.59%	0.62%
JPMorgan U.S. Treasury Plus Money Market Fund	B	0.97%	1.18%
JPMorgan U.S. Treasury Plus Money Market Fund	C	0.97%	1.18%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Morgan	0.59%	0.65%
JPMorgan Municipal Money Market Fund	Morgan	0.59%	0.63%
JPMorgan Michigan Municipal Money Market Fund	Morgan	0.59%	0.70%
JPMorgan Ohio Municipal Money Market Fund	Morgan	0.59%	0.72%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

JPMORGAN MONEY MARKET FUNDS

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

	JPMorgan Prime Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2006	$63	9.53%	8.38%	4.41%
December 31, 2007	$76	15.01%	13.06%	4.31%
December 31, 2008	$80	20.76%	17.93%	4.31%
December 31, 2009	$83	26.80%	23.01%	4.31%
December 31, 2010	$87	33.14%	28.31%	4.31%
December 31, 2011	$90	39.79%	33.84%	4.31%
December 31, 2012	$94	46.78%	39.61%	4.31%
December 31, 2013	$98	54.12%	45.63%	4.31%
December 31, 2014	$103	61.83%	51.90%	4.31%
December 31, 2015	$107	69.92%	58.45%	4.31%

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Prime Money Market Fund – Class B Shares[1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]	$85	4.32%	3.48%	3.48%
December 31, 2006	$102	9.53%	7.65%	4.03%
December 31, 2007	$136	15.01%	11.70%	3.76%
December 31, 2008	$141	20.76%	15.90%	3.76%
December 31, 2009	$146	26.80%	20.25%	3.76%
December 31, 2010	$152	33.14%	24.77%	3.76%
December 31, 2011	$158	39.79%	29.47%	3.76%
December 31, 2012	$164	46.78%	34.33%	3.76%
December 31, 2013	$107	54.12%	40.00%	4.22%
December 31, 2014	$99	61.83%	46.03%	4.31%
December 31, 2015	$103	69.92%	52.33%	4.31%

1	Class B Shares automatically convert to Morgan Shares after eight (8) years.

a	Information from February 19, 2005 through year end not annualized.

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

	JPMorgan Prime Money Market Fund – Class C Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]	$85	4.32%	3.48%	3.48%
December 31, 2006	$102	9.53%	7.65%	4.03%
December 31, 2007	$136	15.01%	11.70%	3.76%
December 31, 2008	$141	20.76%	15.90%	3.76%
December 31, 2009	$146	26.80%	20.25%	3.76%
December 31, 2010	$152	33.14%	24.77%	3.76%
December 31, 2011	$158	39.79%	29.47%	3.76%
December 31, 2012	$164	46.78%	34.33%	3.76%
December 31, 2013	$170	54.12%	39.39%	3.76%
December 31, 2014	$176	61.83%	44.63%	3.76%
December 31, 2015	$183	69.92%	50.06%	3.76%

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Liquid Assets Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$68	10.25%	8.97%	4.00%
November 30, 2008	$71	15.76%	13.72%	4.36%
November 30, 2009	$74	21.55%	18.67%	4.36%
November 30, 2010	$78	27.63%	23.85%	4.36%
November 30, 2011	$81	34.01%	29.25%	4.36%
November 30, 2012	$85	40.71%	34.88%	4.36%
November 30, 2013	$88	47.74%	40.76%	4.36%
November 30, 2014	$92	55.13%	46.90%	4.36%
November 30, 2015	$96	62.89%	53.31%	4.36%

	JPMorgan Liquid Assets Money Market Fund – Class B Shares [1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$99	5.00%	4.03%	4.37%
November 30, 2007	$125	10.25%	8.00%	3.48%
November 30, 2008	$132	15.76%	12.11%	3.80%
November 30, 2009	$137	21.55%	16.37%	3.80%
November 30, 2010	$142	27.63%	20.79%	3.80%
November 30, 2011	$148	34.01%	25.38%	3.80%
November 30, 2012	$153	40.71%	30.14%	3.80%
November 30, 2013	$159	47.74%	35.09%	3.80%
November 30, 2014	$88	55.13%	40.98%	4.36%
November 30, 2015	$92	62.89%	47.12%	4.36%

1	Class B S hares automatically convert to Morgan S hares after eight years.

JPMORGAN MONEY MARKET FUNDS

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan Liquid Assets Money Market Fund – Class C Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$99	5.00%	4.03%	4.37%
November 30, 2007	$125	10.25%	8.00%	3.48%
November 30, 2008	$132	15.76%	12.11%	3.80%
November 30, 2009	$137	21.55%	16.37%	3.80%
November 30, 2010	$142	27.63%	20.79%	3.80%
November 30, 2011	$148	34.01%	25.38%	3.80%
November 30, 2012	$153	40.71%	30.14%	3.80%
November 30, 2013	$159	47.74%	35.09%	3.80%
November 30, 2014	$165	55.13%	40.22%	3.80%
November 30, 2015	$171	62.89%	45.55%	3.80%

	JPMorgan U.S. Government Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$67	10.25%	8.97%	4.01%
November 30, 2008	$70	15.76%	13.74%	4.37%
November 30, 2009	$73	21.55%	18.71%	4.37%
November 30, 2010	$76	27.63%	23.89%	4.37%
November 30, 2011	$80	34.01%	29.31%	4.37%
November 30, 2012	$83	40.71%	34.96%	4.37%
November 30, 2013	$87	47.74%	40.86%	4.37%
November 30, 2014	$91	55.13%	47.01%	4.37%
November 30, 2015	$95	62.89%	53.44%	4.37%

	JPMorgan U.S. Treasury Plus Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$66	10.25%	8.98%	4.01%
November 30, 2008	$69	15.76%	13.76%	4.38%
November 30, 2009	$72	21.55%	18.74%	4.38%
November 30, 2010	$75	27.63%	23.94%	4.38%
November 30, 2011	$79	34.01%	29.37%	4.38%
November 30, 2012	$82	40.71%	35.04%	4.38%
November 30, 2013	$86	47.74%	40.95%	4.38%
November 30, 2014	$89	55.13%	47.12%	4.38%
November 30, 2015	$93	62.89%	53.57%	4.38%

JPMORGAN MONEY MARKET FUNDS

PROSPECTUS DECEMBER

2005

	JPMorgan U.S. Treasury Plus Money Market Fund – Class B Shares [1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$99	5.00%	4.03%	4.37%
November 30, 2007	$123	10.25%	8.02%	3.50%
November 30, 2008	$130	15.76%	12.15%	3.82%
November 30, 2009	$135	21.55%	16.43%	3.82%
November 30, 2010	$140	27.63%	20.88%	3.82%
November 30, 2011	$145	34.01%	25.50%	3.82%
November 30, 2012	$151	40.71%	30.29%	3.82%
November 30, 2013	$157	47.74%	35.27%	3.82%
November 30, 2014	$86	55.13%	41.19%	4.38%
November 30, 2015	$89	62.89%	47.38%	4.38%

1	Class B S hares automatically convert to Morgan S hares after eight years.

	JPMorgan U.S. Treasury Plus Money Market Fund – Class C Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$99	5.00%	4.03%	4.37%
November 30, 2007	$123	10.25%	8.02%	3.50%
November 30, 2008	$130	15.76%	12.15%	3.82%
November 30, 2009	$135	21.55%	16.43%	3.82%
November 30, 2010	$140	27.63%	20.88%	3.82%
November 30, 2011	$145	34.01%	25.50%	3.82%
November 30, 2012	$151	40.71%	30.29%	3.82%
November 30, 2013	$157	47.74%	35.27%	3.82%
November 30, 2014	$163	55.13%	40.43%	3.82%
November 30, 2015	$169	62.89%	45.80%	3.82%

	JPMorgan 100% U.S. Treasury Securities Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]	$52	4.32%	3.81%	3.81%
December 31, 2006	$68	9.53%	8.33%	4.36%
December 31, 2007	$72	15.01%	13.04%	4.35%
December 31, 2008	$75	20.76%	17.96%	4.35%
December 31, 2009	$78	26.80%	23.09%	4.35%
December 31, 2010	$82	33.14%	28.45%	4.35%
December 31, 2011	$85	39.79%	34.03%	4.35%
December 31, 2012	$89	46.78%	39.86%	4.35%
December 31, 2013	$93	54.12%	45.95%	4.35%
December 31, 2014	$97	61.83%	52.30%	4.35%
December 31, 2015	$101	69.92%	58.92%	4.35%

a	Information from February 19, 2005 through year end not annualized.

JPMORGAN MONEY MARKET FUNDS

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan Mun i cipal Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$67	10.25%	8.97%	4.01%
November 30, 2008	$70	15.76%	13.74%	4.37%
November 30, 2009	$73	21.55%	18.71%	4.37%
November 30, 2010	$76	27.63%	23.89%	4.37%
November 30, 2011	$80	34.01%	29.31%	4.37%
November 30, 2012	$83	40.71%	34.96%	4.37%
November 30, 2013	$87	47.74%	40.86%	4.37%
November 30, 2014	$91	55.13%	47.01%	4.37%
November 30, 2015	$95	62.89%	53.44%	4.37%

	JPMorgan Michigan Mun i cipal Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$74	10.25%	8.91%	3.94%
November 30, 2008	$78	15.76%	13.59%	4.30%
November 30, 2009	$81	21.55%	18.47%	4.30%
November 30, 2010	$85	27.63%	23.57%	4.30%
November 30, 2011	$88	34.01%	28.88%	4.30%
November 30, 2012	$92	40.71%	34.42%	4.30%
November 30, 2013	$96	47.74%	40.21%	4.30%
November 30, 2014	$100	55.13%	46.23%	4.30%
November 30, 2015	$105	62.89%	52.52%	4.30%

	JPMorgan Ohio Mun i cipal Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$60	5.00%	4.41%	4.78%
November 30, 2007	$76	10.25%	8.89%	3.92%
November 30, 2008	$80	15.76%	13.55%	4.28%
November 30, 2009	$84	21.55%	18.41%	4.28%
November 30, 2010	$87	27.63%	23.48%	4.28%
November 30, 2011	$91	34.01%	28.76%	4.28%
November 30, 2012	$95	40.71%	34.27%	4.28%
November 30, 2013	$99	47.74%	40.02%	4.28%
November 30, 2014	$103	55.13%	46.01%	4.28%
November 30, 2015	$107	62.89%	52.26%	4.28%

JPMORGAN MONEY MARKET FUNDS

Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I JPMorgan Trust II	811-21295 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMM-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Premier Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
U.S. Treasury Plus Money Market Fund	18
Federal Money Market Fund	23
100% U.S. Treasury Securities Money Market Fund	28
Tax Free Money Market Fund	33
Municipal Money Market Fund	39
Michigan Municipal Money Market Fund	45
Ohio Municipal Money Market Fund	51
The Funds’ Management and Administration	57
How Your Account Works	60
Buying Fund Shares	60
Selling Fund Shares	63
Exchanging Fund Shares	64
Other Information Concerning the Funds	64
Shareholder Information	66
Distributions and Taxes	66
Availability of Proxy Voting Record	6 7
Portfolio Holdings Disclosure	6 7
What the Terms Mean	6 8
Financial Highlights	7 0
Appendix A—Legal Proceedings and Additional Fee and Expense Information	78
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1. 5 9%
WORST QUARTER 3r d quarter, 2003	0. 17%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	1.00	2. 65	3. 97

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Premier Shares had not com menced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1. 56%
WORST QUARTER 1st quarter, 200 4	0. 16%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Premier Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securi ties, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares [1]	0. 96	2.60	3. 95

1	As of December 31, 2004, the Premier Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securi ties, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.14
Total Annual Operating Expenses	0.52
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	159	283	645

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[other money market funds that invest exclusively in U.S. government securities] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

14

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1. 58%
WORST QUARTER 2nd quarter, 2004	0. 18%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	Historical performance shown for Premier Shares prior to its inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class perfor mance has been adjusted to reflect the differ ences in expenses between classes.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	1. 01	2. 64	3.93

1	Historical performance shown for Premier Shares prior to its inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class perfor mance has been adjusted to reflect the differ ences in expenses between classes.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.48
Fee Waiver and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 39 % of its average daily net assets from 2/19/05 through 2/19 /06 after which they have contractually agreed to limit total annual fund operating expenses to 0. 45 % of the average daily net assets of the Premier Shares through 12/31 /06. The expense limitation in place for the Fund only through February 19, 2006 is not reflected in the table above or the examples below. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

16

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	151	265	601

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund
    (formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

JPMORGAN MONEY MARKET FUNDS

18

PROSPECTUS DECEMBER

2005

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Premier Shares had not com menced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1. 52%
WORST QUARTER 2nd quarter, 2004	0. 13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Premier Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securi ties, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

20

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares [1]	0. 8 3	2.42	3.75

1	As of December 31, 2004, the Premier Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securi ties, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.09
Total Annual Operating Expenses	0.47
Fee Waiver and Expense Reimbursements[2]	(0.02)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	151	265	601

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    Federal Money Market Fund

CONTINUED

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1. 53%
WORST QUARTER 3rd quarter, 200 3	0. 15%
4th quarter, 2003
1st quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	0. 92	2. 53	3. 80

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

26

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 9 0 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

28

PROSPECTUS DECEMBER

2005

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.4 9%
WORST QUARTER 3rd quarter, 2003	0.1 4%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	Historical performance shown for Premier Shares prior to its inception on 6/3/96 is based on the performance of Morgan Shares. Returns for the period 1/1/95 through 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

30

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	0. 82	2. 38	3. 60

1	Historical performance shown for Premier Shares prior to its inception on [ 6/3/96 ] is based on the performance of Morgan Shares. Returns for the period 1/1/95 through [ 5/3/96 ] is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 39 % of its average daily net assets from 2/19/05 through 2/19 /06 after which they have contractually agreed to limit total annual fund operating expenses to 0. 45 % of the average daily net assets of the Premier Shares through 12/31 /06. The expense limitation in place for the Fund only through February 19, 2006 is not reflected in the table above or examples below. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

32

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

34

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.9 8%
WORST QUARTER 3rd quarter, 2003	0. 13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

36

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	0. 80	1. 75	2. 43

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Tax Free Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

38

JPMorgan
    Municipal Money Market Fund
    (formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities . For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

40

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

42

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	0.84	1.76	2.49

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.48
Fee Waivers and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of their average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	151	265	601

JPMORGAN MONEY MARKET FUNDS

44

JPMorgan
    Michigan Municipal Money Market Fund
    (formerly One Group® Michigan Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

45

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

46

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.98%
WORST QUARTER 3rd quarter, 2003	0.12%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	Historical p erformance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Premier Shares prior to 3/30/96 is based on the performance of Reserve Shares, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	0.79	1.71	2.40

1	Historical p erformance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Premier Shares prior to 3/30/96 is based on the performance of Reserve Shares, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.15
Total Annual Operating Expenses	0.53
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of their average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	161	288	657

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JPMorgan
    Ohio Municipal Money Market Fund
    (formerly One Group® Ohio Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Ohio Obligations.  The Fund will be particularly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

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Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.97%
WORST QUARTER 3rd quarter, 2003	0.11%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	0.80	1.71	2.46

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.3 0
Other Expenses[1]	0.15
Total Annual Operating Expenses	0.53
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0. 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of their average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	46	161	288	657

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/05, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund

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The Funds’ Management and Administration

CONTINUED

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
U.S. Treasury Plus Money Market Fund	0.14
Municipal Money Market Fund	0.20
Michigan Municipal Money Market Fund	0.20
Ohio Municipal Money Market Fund	0.19

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trust ees of JPMTI used in reapproving the invest ment advisory for the JPMTI Funds is avail able in the annual report for the year ended August 31, 2005. A similar discussion is avail able for the JPMTII Funds in the SAI for those Funds.

A discussion of the basis the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.3 0 % of the average daily net assets of Premier Shares of each Fund . JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Premier Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or

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PROSPECTUS DECEMBER

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select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Premier Shares may be purchased by the general public.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase s hares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Premier Shares are subject to a $1,000 ,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Premier Shares accounts of certain JPMor gan Funds (other than former One Group Funds) opened prior to February 18, 2005 will be subject to a minimum of $100,000. Accounts of certain former One Group Funds opened on or before February 18, 2005 will be subject to a minimum of $200,000.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your

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How Your Account Works

CONTINUED

identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- PREMIER )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

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•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order .

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your

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63

How Your Account Works

CONTINUED

redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange your Premier Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment or eligibility require ment.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Fund s will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

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64

PROSPECTUS DECEMBER

2005

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

65

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. I ncome paid by the Tax Free Money Market Fund , Municipal Money Market Fund , Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax . The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michi gan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s divi dends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial por tion of such distributions may be derived from interest on tax- exempt obli gations which, if realized directly, would be exempt from such income taxes.

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City per sonal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends cons titute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, dividends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such divi dends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax com putation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will

JPMORGAN MONEY MARKET FUNDS

66

PROSPECTUS DECEMBER

2005

not be included in the net income base of the Ohio corporation franchise tax. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash gen erated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its dis tribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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67

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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This Page Intentionally Left Blank.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

JPMorgan Prime Money Market Fund

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income	Less dividends from net investment income	Net asset value, end of period	Total Return(1)
PREMIER
Year Ended 8/31/04	$1.00			$1.00
Year Ended 8/31/03	$1.00			$1.00
Year Ended 8/31/02	$1.00			$1.00
Year Ended 8/31/01	$1.00			$1.00
Year Ended 8/31/00	$1.00			$1.00

†	Amount rounds to less than $.005.

1	Total Return figures do not include the effect of any deferred sales load.

*	Amount rounds to less than one million.

ˆ	Formerly Vista Shares.

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FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
Ratios to average net assets:
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers and earnings credits	Net investment income without waivers and earnings credits

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per s hare o perating p erformance:
		I nvestment o perations :				Distributions
	Net a sset v alue, b eginning of p eriod	Net i nvestment i ncome	Net r ealized g ains on i nvestment		Total from i nvestment o perations	Net i nvestment i ncome
JPMORGAN LIQUID ASSETS MONEY MARKET FUND
2/ 19 / 05 (c) to 6/ 30 / 05	$1.000	$0.009	$0.000		$0.009	$(0.009)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND (e)
Year Ended 6/ 30 / 05	$1.000	$0.0 18	$0.0 00	(g)	$0.0 18	$ ( 0.0 18)
Year Ended 6/ 30 / 04	$1.000	$0.0 07	$0.0 00		$0.0 07	$ ( 0.0 07)
Year Ended 6/ 30 / 03	$1.000	$0.0 11	$0.0 00		$0.0 11	$ ( 0.0 11)
Year Ended 6/ 30 / 02	$1.000	$0.0 22	$0.0 00		$0.0 22	$ ( 0.0 22)
Year Ended 6/ 30 / 01	$1.000	$0.0 56	$0.0 00		$0.0 56	$(0.0 56)

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND
2/ 19 / 05(c) to 6/ 30 / 05	$1 . 000	$0.008	$0.000	(g)	$0.008	$(0.0 08)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Class I was renamed as Premier Shares.

(e)	Effective February 19, 2005, Class S was renamed as Premier Shares.

(f)	Effective February 19, 2005, the contractual expense limitation is 0.45%.

(g)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

72

FINANCIAL HIGHLIGHTS

Per s hare o perating p erformance :		Ratios/Supplemental Data :
Ratios to a verage n et a ssets (a) :
Net as set v alue, e nd of p eriod	Total r eturn (b)	Net a ssets e nd of p eriod (000’s)	Expenses to a verage n et a ssets	Net i nvestment i ncome to a verage n et a ssets	Expenses to a verage n et a ssets w ithout w aivers

$1.000	0. 89%	$80,814	0. 45%	2. 52%	0. 52%

$1.000	1. 79%	$ 1,416,600	0. 39%	1. 94%	0. 44%
$1.000	0. 72%	$ 728,456	0. 39%	0. 71%	0. 39%
$1.000	1. 15%	$ 770,196	0. 39%	1. 13%	0.39%
$1.000	2. 21%	$ 699,907	0. 37%	2. 24%	0. 39%
$1.000	5. 71%	$ 778,727	0. 35%	5. 33%	0. 39%

$1.000	0. 83%	$ 1,009,503	0. 45%	2. 32%	0. 47%

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total Return
JPMORGAN FEDERAL MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$—	†	$—	†	$1.00	0.41%
Year Ended 8/31/03	$1.00	$ 0.01		$ 0.01		$1.00	0.70%
Year Ended 8/31/02	$1.00	$ 0.01		$ 0.01		$1.00	1.51%
Year Ended 8/31/01	$1.00	$ 0.05		$ 0.05		$1.00	4.84%
Year Ended 8/31/00	$1.00	$ 0.05		$ 0.05		$1.00	5.29%

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$—	†	$—	†	$1.00	0.45%
Year Ended 8/31/03	$1.00	$ 0.01		$ 0.01		$1.00	0.75%
Year Ended 8/31/02	$1.00	$ 0.02		$ 0.02		$1.00	1.55%
Year Ended 8/31/01	$1.00	$ 0.05		$ 0.05		$1.00	4.75%
Year Ended 8/31/00	$1.00	$ 0.05		$ 0.05		$1.00	5.02%

JPMORGAN TAX FREE MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$—	†	$—	†	$1.00	0.48%
Year Ended 8/31/03	$1.00	$ 0.01		$ 0.01		$1.00	0.69%
Year Ended 8/31/02	$1.00	$ 0.01		$ 0.01		$1.00	1.21%
Year Ended 8/31/01	$1.00	$ 0.03		$ 0.03		$1.00	3.13%
Year Ended 8/31/00	$1.00	$ 0.03		$ 0.03		$1.00	3.37%

ˆ	Formerly Vista Shares.

†	Amount rounds to less than $0.005.

*	Formerly One Group® Municipal Money Market Fund.

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FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
	Ratios to average net assets:
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers, reimbursements and earnings credits	Net investment income without waivers, reimbursements and earnings credits

$239	0.70%	0.40%	0.79%	0.31%
$311	0.70%	0.72%	0.79%	0.63%
$452	0.70%	1.53%	0.72%	1.51%
$658	0.70%	4.57%	0.74%	4.53%
$576	0.70%	5.17%	0.75%	5.12%

$1,869	0.59%	0.43%	0.69%	0.33%
$2,535	0.59%	0.77%	0.69%	0.67%
$3,526	0.59%	1.53%	0.69%	1.43%
$4,027	0.59%	4.59%	0.71%	4.47%
$3,535	0.59%	4.92%	0.71%	4.80%

$567	0.59%	0.48%	0.68%	0.39%
$655	0.59%	0.72%	0.69%	0.62%
$903	0.59%	1.14%	0.69%	1.04%
$907	0.59%	3.09%	0.72%	2.96%
$895	0.59%	3.33%	0.75%	3.17%

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Investment operations:				Distributions
	Net asset value, beginning of period	Net investment income	Net realized gains on investment		Total from investment operations	Net investment income
JPMORGAN MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.014	$0.000	(g)	$0.014	$(0.014)
Year Ended 6/30/04	$1.000	$0.006	$0.000		$0.006	$(0.006)
Year Ended 6/30/03	$1.000	$0.010	$0.000		$0.010	$(0.010)
Year Ended 6/30/02	$1.000	$0.014	$0.000		$0.014	$(0.014)
Year Ended 6/30/01	$1.000	$0.034	$0.000		$0.034	$(0.034)

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.013	$0.000		$0.013	$(0.013)
Year Ended 6/30/04	$1.000	$0.006	$0.000		$0.006	$(0.006)
Year Ended 6/30/03	$1.000	$0.009	$0.000		$0.009	$(0.009)
Year Ended 6/30/02	$1.000	$0.014	$0.000		$0.014	$(0.014)
Year Ended 6/30/01	$1.000	$0.034	$0.000		$0.034	$(0.034)

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.014	$0.000	(g)	$0.014	$(0.014)
Year Ended 6/30/04	$1.000	$0.006	$0.000		$0.006	$(0.006)
Year Ended 6/30/03	$1.000	$0.009	$0.000		$0.009	$(0.009)
Year Ended 6/30/02	$1.000	$0.014	$0.000		$0.014	$(0.014)
Year Ended 6/30/01	$1.000	$0.034	$0.000		$0.034	$(0.034)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Class I was renamed as Premier Shares.

(e)	Effective February 19, 2005, Class S was renamed as Premier Shares.

(f)	Effective February 19, 2005, the contractual expense limitation is 0.45%.

(g)	Amount is less than $0.001.

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FINANCIAL HIGHLIGHTS

Per share operating performance:		Ratios/Supplemental Data:
			Ratios to average net assets (a):
Net asset value, end of period	Total return(b)	Net assets end of period (000’s)	Expenses to average net assets		Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	1.42%	$827,335	0.45%		1.39%	0.51%
$1.000	0.61%	$867,509	0.45%		0.60%	0.53%
$1.000	0.96%	$1,085,136	0.45%		0.96%	0.53%
$1.000	1.45%	$1,290,395	0.45%		1.38%	0.53%
$1.000	3.48%	$977,300	0.45%		3.43%	0.53%

$1.000	1.32%	$141,695	0.47%	(f)	1.37%	0.56%
$1.000	0.56%	$112,753	0.47%		0.56%	0.55%
$1.000	0.87%	$64,146	0.49%		0.88%	0.57%
$1.000	1.41%	$83,0 08	0.47%		1.49%	0.55%
$1.000	3.44%	$100,673	0.45%		3.40%	0.53%

$1.000	1.40%	$44,469	0.46%	(f)	1.36%	0.52%
$1.000	0.56%	$46,968	0.47%		0.55%	0.50%
$1.000	0.88%	$73,757	0.47%		0.88%	0.50%
$1.000	1.43%	$57,338	0.46%		1.47%	0.50%
$1.000	3.42%	$100,004	0.46%		3.33%	0.49%

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifi cally, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it s settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Invest ment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has com menced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and pro cedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be dis tributed in accordance with a distribution plan currently being developed by an independent distribution consultant in con sultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior man aging Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money pen alty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advis ers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that

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PROSPECTUS DECEMBER

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was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain share holders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic dis closure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attor neys General, over 20 lawsuits have been filed by private plaintiffs in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the Dis trict of Maryland for coordinated or consolidated pretrial pro ceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the adminis tration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advi sors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various anti fraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched them selves, (iv) breached Fund-related contracts, and (v) con spired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorge ment of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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PROSPECTUS DECEMBER

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Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Premier	0. 45%	—
JPMorgan Liquid Assets Money Market Fund	Premier	0. 45%	0.52%
JPMorgan U.S. Government Premier Money Market Fund	Premier	0. 45%	0.48%
JPMorgan U.S. Treasury Plus Money Market Fund	Premier	0.45%	0.47%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Premier	0. 45%	—
JPMorgan Municipal Money Market Fund	Premier	0.45%	0.48%
JPMorgan Michigan Municipal Money Market Fund	Premier	0.45%	0.53%
JPMorgan Ohio Municipal Money Market Fund	Premier	0.45%	0.53%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Liquid Assets Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$55	10.25%	9.24%	4.11%
November 30, 20 08	$58	15.76%	14.13%	4.48%
November 30, 2009	$61	21.55%	19.25%	4.48%
November 30, 2010	$63	27.63%	24.59%	4.48%
November 30, 2011	$66	34.01%	30.17%	4.48%
November 30, 2012	$69	40.71%	36.00%	4.48%
November 30, 2013	$72	47.74%	42.09%	4.48%
November 30, 2014	$76	55.13%	48.46%	4.48%
November 30, 2015	$79	62.89%	55.11%	4.48%

	JPMorgan U.S. Government Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$51	10.25%	9.28%	4.14%
November 30, 20 08	$54	15.76%	14.22%	4.52%
November 30, 2009	$56	21.55%	19.38%	4.52%
November 30, 2010	$59	27.63%	24.77%	4.52%
November 30, 2011	$61	34.01%	30.41%	4.52%
November 30, 2012	$64	40.71%	36.31%	4.52%
November 30, 2013	$67	47.74%	42.47%	4.52%
November 30, 2014	$70	55.13%	48.91%	4.52%
November 30, 2015	$73	62.89%	55.64%	4.52%

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

	JPMorgan U.S. Treasury Plus Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$50	10.25%	9.29%	4.15%
November 30, 20 08	$53	15.76%	14.24%	4.53%
November 30, 2009	$55	21.55%	19.41%	4.53%
November 30, 2010	$57	27.63%	24.82%	4.53%
November 30, 2011	$60	34.01%	30.48%	4.53%
November 30, 2012	$63	40.71%	36.39%	4.53%
November 30, 2013	$66	47.74%	42.56%	4.53%
November 30, 2014	$69	55.13%	49.02%	4.53%
November 30, 2015	$72	62.89%	55.77%	4.53%

JPMorgan 100% U.S. Treasury Securities Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Municipal Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$51	10.25%	9.28%	4.14%
November 30, 20 08	$54	15.76%	14.22%	4.52%
November 30, 2009	$56	21.55%	19.38%	4.52%
November 30, 2010	$59	27.63%	24.77%	4.52%
November 30, 2011	$61	34.01%	30.41%	4.52%
November 30, 2012	$64	40.71%	36.31%	4.52%
November 30, 2013	$67	47.74%	42.47%	4.52%
November 30, 2014	$70	55.13%	48.91%	4.52%
November 30, 2015	$73	62.89%	55.64%	4.52%

JPMORGAN MONEY MARKET FUNDS

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan Michigan Municipal Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$56	10.25%	9.23%	4.10%
November 30, 20 08	$59	15.76%	14.11%	4.47%
November 30, 2009	$62	21.55%	19.21%	4.47%
November 30, 2010	$65	27.63%	24.54%	4.47%
November 30, 2011	$67	34.01%	30.11%	4.47%
November 30, 2012	$70	40.71%	35.92%	4.47%
November 30, 2013	$74	47.74%	42.00%	4.47%
November 30, 2014	$77	55.13%	48.35%	4.47%
November 30, 2015	$80	62.89%	54.98%	4.47%

	JPMorgan Ohio Municipal Money Market Fund – Premier Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$46	5.00%	4.55%	4.93%
November 30, 2007	$56	10.25%	9.23%	4.10%
November 30, 20 08	$59	15.76%	14.11%	4.47%
November 30, 2009	$62	21.55%	19.21%	4.47%
November 30, 2010	$65	27.63%	24.54%	4.47%
November 30, 2011	$67	34.01%	30.11%	4.47%
November 30, 2012	$70	40.71%	35.92%	4.47%
November 30, 2013	$74	47.74%	42.00%	4.47%
November 30, 2014	$77	55.13%	48.35%	4.47%
November 30, 2015	$80	62.89%	54.98%	4.47%

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Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMP-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Agency Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
U.S. Treasury Plus Money Market Fund	18
Federal Money Market Fund	23
100% U.S. Treasury Securities Money Market Fund	28
Tax Free Money Market Fund	33
Municipal Money Market Fund	39
The Funds’ Management and Administration	45
How Your Account Works	47
Buying Fund Shares	47
Selling Fund Shares	50
Exchanging Fund Shares	50
Other Information Concerning the Funds	51
Shareholder Information	52
Distributions and Taxes	52
Availability of Proxy Voting Record	52
Portfolio Holdings Disclosure	52
What the Terms Mean	5 4
Financial Highlights	56
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 4th quarter, 2003	0.22%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	1.19	2.85	4.17

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. these securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Agency Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares[1]	0.96	2.60	3.95

1	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]	0.14
Total Annual Operating Expenses	0.37
Fee Waiver and Expense Reimbursements[2]	(0.11)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from 2/19/05 through 1 2 / 31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	107	196	456

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[other money market funds that invest exclusively in U.S. government securities] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

14

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Agency Shares (formerly Administrative Class Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.61%
WORST QUARTER 3rd quarter, 200 3	0.21%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	Historical performance shown for Agency Share s prior to their inception on 11/1/01 is based on the performance of Capital Shares, the original class offered. All prior performance has been adjusted to reflect differences in expenses between the Agency and Capital Shares.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares[1]	1.16	2.78	4.09

1	Historical performance shown for Agency Share s prior to their inception on 11/1/01 is based on the performance of Capital Shares, the original class offered. All prior performance has been adjusted to reflect differences in expenses between the Agency and Capital Shares.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.33
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.2 4 % of its average daily net assets from 2/19/05 through 2/19/06 after which they have contractually agreed to limit total annual fund operating expenses to 0.2 6 % of the average daily net assets of the Agency Shares th rough 12/31/06 . The expense limitation in place for the Fund only through February 19, 2006 is not reflected in the table above or in the example below. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

16

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	98	178	411

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund
    (formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

18

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.52%
WORST QUARTER 2nd quarter, 2004	0.13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

20

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares[1]	0.83%	2.42%	3.75%

1	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]	0.09
Total Annual Operating Expenses	0.32
Fee Waiver and Expense Reimbursements[2]	(0.06)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	96	173	399

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    Federal Money Market Fund

CONTINUED

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS [1]

BEST QUARTER 4th quarter, 2000	1.58%
WORST QUARTER 1st quarter, 2004	0.19%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	1.12	2.74	4.03

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

26

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

28

PROSPECTUS DECEMBER

2005

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS [1]

BEST QUARTER 4th quarter, 2000	1.54%
WORST QUARTER 4th quarter, 2003	0.19%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

30

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	1.03	2.60	3.82

Investor Expenses for Agency Shares

The expenses of the Age n c y Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from the date of this prospectus through 12/31/06. JPMIM, the Fund’s administrator and distributor also have agreed that they will waive fees and/or reimburse the Fund as described above to limit total annual fund operating expenses to 0.24% of the average daily net assets of the Agency Shares for the period beginning 2/19/05 through 2/19/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

32

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

34

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS [1]

BEST QUARTER 4th quarter, 2000	1.04%
WORST QUARTER 3rd quarter, 2003	0.17%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

JPMORGAN MONEY MARKET FUNDS

36

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	0.99	1.97	2.68

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.2 6 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Tax Free Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

38

JPMorgan
    Municipal Money Market Fund
    (formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities . For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

40

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Agency Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Premier Shares (formerly Class I Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

42

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares [1]	0.84	1.76	2.49

1	As of December 31, 2004, the Agency Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.15
Other Expenses[1]	0.09
Total Annual Operating Expenses	0.32
Fee Waivers and Expense Reimbursements[2]	(0.06)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	96	173	399

JPMORGAN MONEY MARKET FUNDS

44

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/05, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
U.S. Treasury Plus Money Market Fund	0.14
Municipal Money Market Fund	0.20

JPMORGAN MONEY MARKET FUNDS

45

The Funds’ Management and Administration

CONTINUED

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

46

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Agency Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

JPMORGAN MONEY MARKET FUNDS

47

How Your Account Works

CONTINUED

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

Minimum Investments

Agency Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $1,000,000 minimum. Agency Shares accounts of certain JPMorgan Funds (other than former One Group Funds) opened prior to January 1, 2002 will be subject to a minimum of $1,000,000.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

JPMORGAN MONEY MARKET FUNDS

48

PROSPECTUS DECEMBER

2005

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Institutional Funds Service Center or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN INSTITUTIONAL FUNDS
             SERVICE CENTER
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds Service Center

Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMORGAN MONEY MARKET FUNDS

49

How Your Account Works

CONTINUED

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Agency Shares may be exchanged for shares of the same class in certain other JPMorgan Funds, subject to meeting any minimum investment or eligibility requirements.

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PROSPECTUS DECEMBER

2005

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this pro spectus. To collect the $10 sub-minimum account fee, t he Funds will redeem $10 worth of shares from your account.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

51

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund and Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax . The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The dates on which dividends and capital gains will be distributed for calendar year [ 2005 ] will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website

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at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income	Less dividends from net investment income	Net asset value, end of period	Total Return(1)
JPMORGAN PRIME MONEY MARKET FUND AGENCY SHARES
Year Ended 8/31/04	$1.00			$1.00
Year Ended 8/31/03	$1.00			$1.00
Year Ended 8/31/02	$1.00			$1.00
Year Ended 8/31/01	$1.00			$1.00
Year Ended 8/31/00	$1.00			$1.00

†	Amount rounds to less than $.005.

1	Total Return figures do not include the effect of any deferred sales load.

*	Amount rounds to less than one million.

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FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
Ratios to average net assets (a) :
Net assets, end of period ( thousands )	Net expenses	Net investment income	Expenses without waivers and earnings credits	Net investment income without waivers and earnings credits

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FINANCIAL HIGHLIGHTS
(CONTINUED)

Per share operating performance:
		Investment operations:				Distributions
	Net asset value, beginning of period	Net investment i ncome (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
JPMORGAN LIQUID ASSETS MONEY MARKET FUND*
2/ 19 / 05(c) to 6/ 30 / 05	$1.000	$0.010	$0.000		$0.010	$(0.010)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND (d)
Year Ended June 30, 2005	$ 1.000	$ 0.019	$ 0.000	(f)	$ 0.019	$ (0.019)
Year Ended June 30, 2004	$ 1.000	$ 0.009	$ 0.000		$ 0.009	$ (0.0 0 9)
Year Ended June 30, 2003	$ 1.000	$ 0.013	$ 0.000		$ 0.013	$ (0.013)
11/ 1 / 01(c) to 6/ 30 / 02	$ 1.000	$ 0.012	$ 0.000		$ 0.012	$ (0.012)

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND†
2/ 19 / 05(c) to 6/ 30 / 05	$ 1.000	$ 0.009	$ 0.000	(f)	$ 0.009	$ (0.009)

JPMORGAN MUNICIPAL MONEY MARKET FUND
2/ 19 / 05(c) to 6/ 3 0 / 05	$ 1.000	$ 0.007	$ 0.000	(f)	$ 0.007	$ (0.007)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Administrative Class was renamed as Agency Shares.

(e)	Effective February 19, 2005, the contractual expense limitation is 0.24%.

(f)	Amount is less than $0.001.

*	Formerly One Group® Prime Money Market Fund.

†	Formerly One Group® U.S. Treasury Securities Money Market Fund.

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FINANCIAL HIGHLIGHTS

Per share operating performance:		Ratios/Supplemental Data:
	Ratios to average net assets (a) :
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Expenses to average net assets	Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	0.96%	$482,594	0.26%	2.68%	0.37%

$ 1.000	1.95%	$ 4,045,754	0.24%	2.55%	0.32%
$ 1.000	0.87%	$ 98,212	0.24%	0.86%	0.24%
$1.000	1.30%	$ 578,118	0.24%	1.14%	0.24%
$1.000	1.21%	$ 81,789	0.24%	1.72%	0.24%

$ 1.000	0.89%	$ 898,116	0.26%	2.52%	0.32%

$ 1.000	0.75%	$ 17	0.26%	2.34%	0.32%

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a com plaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolu tion of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agree ment, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an inde pendent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease- and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and review ing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan currently being developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and accept able to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and con sented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the anti fraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short- term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other

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things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys General, over 20 lawsuits have been filed by private plaintiffs in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litiga tion, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market tim ing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fidu ciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Agency	%	%
JPMorgan Liquid Assets Money Market Fund	Agency	0.26%	0.37%
JPMorgan U.S. Government Money Market Fund	Agency	0.26%	0.33%
JPMorgan U.S. Treasury Plus Money Market Fund	Agency	0.26%	0.32%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Agency	%	%
JPMorgan Municipal Money Market Fund	Agency	0.26%	0.32%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1, 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

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•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund – Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Liquid Assets Money Market Fund – Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$27	5.00%	4.74%	5.14%
November 30, 2007	$39	10.25%	9.60%	4.24%
November 30, 2008	$41	15.76%	14.67%	4.63%
November 30, 2009	$43	21.55%	19.98%	4.63%
November 30, 2010	$45	27.63%	25.54%	4.63%
November 30, 2011	$48	34.01%	31.35%	4.63%
November 30, 2012	$50	40.71%	37.43%	4.63%
November 30, 2013	$52	47.74%	43.79%	4.63%
November 30, 2014	$54	55.13%	50.45%	4.63%
November 30, 2015	$57	62.89%	57.42%	4.63%

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan U.S. Government Money Market Fund – Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$27	5.00%	4.74%	5.14%
November 30, 2007	$35	10.25%	9.64%	4.28%
November 30, 2008	$37	15.76%	14.76%	4.67%
November 30, 2009	$39	21.55%	20.11%	4.67%
November 30, 2010	$41	27.63%	25.72%	4.67%
November 30, 2011	$42	34.01%	31.60%	4.67%
November 30, 2012	$44	40.71%	37.74%	4.67%
November 30, 2013	$47	47.74%	44.17%	4.67%
November 30, 2014	$49	55.13%	50.91%	4.67%
November 30, 2015	$51	62.89%	57.95%	4.67%

	JPMorgan U.S. Treasury Plus Money Market Fund — Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$27	5.00%	4.74%	5.14%
November 30, 2007	$34	10.25%	9.65%	4.29%
November 30, 2008	$36	15.76%	14.78%	4.68%
November 30, 2009	$38	21.55%	20.15%	4.68%
November 30, 2010	$39	27.63%	25.77%	4.68%
November 30, 2011	$41	34.01%	31.66%	4.68%
November 30, 2012	$43	40.71%	37.82%	4.68%
November 30, 2013	$45	47.74%	44.27%	4.68%
November 30, 2014	$47	55.13%	51.02%	4.68%
November 30, 2015	$49	62.89%	58.09%	4.68%

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JPMorgan 100% U.S. Treasury Securities Money Market Fund – Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

a	Information from February 19, 2005 through year end not annualized.

	JPMorgan Municipal Money Market Fund — Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$27	5.00%	4.74%	5.14%
November 30, 2007	$34	10.25%	9.65%	4.29%
November 30, 2008	$36	15.76%	14.78%	4.68%
November 30, 2009	$38	21.55%	20.15%	4.68%
November 30, 2010	$39	27.63%	25.77%	4.68%
November 30, 2011	$41	34.01%	31.66%	4.68%
November 30, 2012	$43	40.71%	37.82%	4.68%
November 30, 2013	$45	47.74%	44.27%	4.68%
November 30, 2014	$47	55.13%	51.02%	4.68%
November 30, 2015	$49	62.89%	58.09%	4.68%

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Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMA-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Capital Shares

Prime Money Market Fund
Liquid Assets Money Market Fund
U.S. Government Money Market Fund
100% U.S. Treasury Securities Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
100% U.S. Treasury Securities Money Market Fund	1 8
The Funds’ Management and Administration	23
How Your Account Works	25
Buying Fund Shares	25
Selling Fund Shares	28
Exchanging Fund Shares	28
Other Information Concerning the Funds	29
Shareholder Information	30
Distributions and Taxes	30
Availability of Proxy Voting Record	30
Portfolio Holdings Disclosure	30
What the Terms Mean	31
Financial Highlights	3 2
Appendix A — Legal Proceedings and Additional Fee and Expense Information	39
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Capital Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	3rd quarter, 2000	1.64%
WORST QUARTER	4th quarter, 2003	0.23%
	1st quarter, 2004
	2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	As of December 31, 2004, the Capital Shares had not com menced operations. The performance shown is that of the Institutional Class Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 [ and the performance in the bar chart prior to 1/1/02 ] are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	1.26	2.89	4.19

1	As of December 31, 2004, the Capital Shares had not com menced operations. The performance shown is that of the Institutional Class Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.0 5
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0. 16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 16 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. these securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Capital Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Capital Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares[1]	0.96	2.60	3,95

1	As of December 31, 2004, the Capital Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.0 5
Other Expenses[1]	0.14
Total Annual Operating Expenses	0.27
Fee Waiver and Expense Reimbursements[2]	(0.11)
Net Expenses[2]	0. 16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 16 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	16	75	140	331

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[other money market funds that invest exclusively in U.S. government securities] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

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The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares	1.26	2.89	4.18

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.0 5
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.23
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0. 16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 1 4 % of its average daily net assets from 2/19/05 through 2/19/06 after which they have contractually agreed to limit total annual fund operating expenses to 0.1 6 % of the average daily net assets of the Capital Shares through 12 / 31 /06. The expense limitation in place for the Fund only through February 19, 2006 is not reflected in the table above or in the example below. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	16	66	122	285

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

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PROSPECTUS DECEMBER

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Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Capital Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	1.54%
WORST QUARTER	4th quarter, 2003	0.20%
	1st quarter, 2004
	2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	As of December 31, 2004, the Capital Shares had not com menced operations. The performance shown is that of the Institutional Class Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 [ and the performance in the bar chart prior to 1/1/02 ] are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities.

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PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	1.08	2.64	3.84

1	As of December 31, 2004, the Capital Shares had not com menced operations. The performance shown is that of the Institutional Class Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.0 5
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0. 16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 16 % of its average daily net assets from the date of this prospectus through 12/31/06. JPMIM, the Fund’s administrator and distributor also have agreed that they will waive fees and or reimburse the Fund as described above to limit total annual fund operating expenses to 0.14% of the average daily net assets of the Capital Shares for the period beginning 2/19/05 through 2/19/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

22

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/05, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
100% U.S. Treasury Securities Money Market Fund

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100

JPMORGAN MONEY MARKET FUNDS

23

The Funds’ Management and Administration

CONTINUED

billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.0 5 % of the average daily net assets of Capital Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.0 5 % annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

24

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Capital Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Capital Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans , financial institutions, states, municipalities and foundations .

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET

JPMORGAN MONEY MARKET FUNDS

25

How Your Account Works

CONTINUED

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

Minimum Investments

Institutional Class Shares are subject to a $1 0 0,000,000 minimum investment requirement per Fund. Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such insti tutional investors with the Financial Intermediary. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before October 28, 2004 will be subject to a $1,000,000 minimum. Former JPMor gan accounts opened on or before February 18, 2005 will be subject to a $20,000,000 minimum.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks

JPMORGAN MONEY MARKET FUNDS

26

PROSPECTUS DECEMBER

2005

and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Institutional Funds Service Center or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN INSTITUTIONAL FUNDS
             SERVICE CENTER
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- CAPITAL )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds Service Center

Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete addi-

JPMORGAN MONEY MARKET FUNDS

27

How Your Account Works

CONTINUED

tional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Capital Shares may be exchanged for shares of the same class in certain other JPMorgan Funds . You will need to meet any minimum investment or eligibility requirement.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

JPMORGAN MONEY MARKET FUNDS

28

PROSPECTUS DECEMBER

2005

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Through the JPMorgan Institutional Funds Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

29

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. [ The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. ]

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will gen erally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

30

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

JPMorgan Money Market Fund

	Per share operating performance:
		Investment operations:
Capital Shares	Net asset value, beginning of period	Net i nvestment i ncome ( l oss)	Net r ealized g ains ( l osses) on i nvestment s		Total from i nvestment o perations	Net i nvestment i ncome
LIQUID ASSETS MONEY MARKET FUND
2/19/05 (c) to 6/30/05	$1.000	$0.009	$0.000		$0.009	$(0.009)
U.S. GOVERNMENT MONEY MARKET FUND (d)
Year Ended 6 /3 0 /05	$ 1.000	$ 0.0 2 0	$0.000	(c)	$ 0.020	$ (0.020)
Year Ended 6/30/04	$ 1.000	$ 0.010	$0.000		$ 0.010	$ (0.010)
Year Ended 6/30/03	$ 1.000	$ 0.014	$0.000		$ 0.014	$ (0.014)
Year Ended 6/30/02	$ 1.000	$ 0.024	$0.000		$ 0.024	$ (0.024)
Year Ended 6/30/01	$ 1.000	$ 0.058	$0.000		$ 0.058	$ (0.058)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Class I was renamed as Capital Shares.

(e)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

32

FINANCIAL HIGHLIGHTS

Per Share Operating Performance		Ratios/Supplemental Data:
			Ratios to average net assets (a):
Net asset value end of period	Total return (b)	Net assets end of period (000’s)	Expenses to average net assets	Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	0.99%	$3,102,545	0.16%	2.80%	0.27%

$1.000	2.05%	$4,529,318	0.14%	1.94%	0.17%
$1.000	0.97%	$7,157,361	0.14%	0.96%	0.14%
$1.000	1.40%	$9,031,960	0.14%	1.37%	0.14%
$1.000	2.45%	$5,951,880	0.14%	2.40%	0.14%
$1.000	5.93%	$4,495,228	0.14%	5.70%	0.14%

JPMORGAN MONEY MARKET FUNDS

33

FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total Return
JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$ —	†	$ —	†	$1.00	0.45%
Year Ended 8/31/03	$1.00	$ 0.01		$ 0.01		$1.00	0.75%
Year Ended 8/31/02	$1.00	$ 0.02		$ 0.02		$1.00	1.55%
Year Ended 8/31/01	$1.00	$ 0.05		$ 0.05		$1.00	4.75%

JPMORGAN MONEY MARKET FUNDS

34

FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
	Ratios to average net assets:
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers, reimbursements and earnings credits	Net investment income without waivers, reimbursements and earnings credits

$1,869	0.59%	0.43%	0.69%	0.33%
$2,535	0.59%	0.77%	0.69%	0.67%
$3,526	0.59%	1.53%	0.69%	1.43%
$4,027	0.59%	4.59%	0.71%	4.47%

JPMORGAN MONEY MARKET FUNDS

35

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMor gan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “ market timing ” and also “ late trading ” .

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “ SEC ” ) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it s settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “ SEC Order ” ) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distrib uted to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for cer tain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “ Advisers Act ” ) and the Investment Company Act of 1940, as amended ( “ 1940 Act ” ), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a dis tribution plan currently being developed by an independent distribu tion consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be com municated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agree ment with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any invest ment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in cer tain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that

JPMORGAN MONEY MARKET FUNDS

39

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio hold ings and improperly providing confidential portfolio holdings to cer tain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agree ment with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Invest ment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys Gen eral, over 20 lawsuits have been filed by private plaintiffs in connec tion with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds dur ing specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits gener ally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Vir ginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been condi tionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Invest ment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advi sors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescis sion of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or other wise adversely affect the Funds.

JPMORGAN MONEY MARKET FUNDS

40

PROSPECTUS DECEMBER

2005

The foregoing speaks only as of the date of this prospectus. Addi tional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Capital	0. 16%	%
JPMorgan Liquid Assets Money Market Fund	Capital	0.16%	0.27%
JPMorgan U.S. Gover n ment Money Market Fund	Capital	0.16%	0.23%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Capital	0.16%	%

JPMORGAN MONEY MARKET FUNDS

41

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund – Capital Shares
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005[a]
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

a	Information from February 19, 2005 through year end not annualized.

JPMORGAN MONEY MARKET FUNDS

42

PROSPECTUS DECEMBER

2005

	JPMorgan Liquid Assets Money Market Fund – Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$16	5.00%	4.84%	5.24%
November 30, 2007	$28	10.25%	9.81%	4.34%
November 30, 2008	$30	15.76%	15.00%	4.73%
November 30, 2009	$32	21.55%	20.44%	4.73%
November 30, 2010	$33	27.63%	26.14%	4.73%
November 30, 2011	$35	34.01%	32.10%	4.73%
November 30, 2012	$37	40.71%	38.35%	4.73%
November 30, 2013	$38	47.74%	44.90%	4.73%
November 30, 2014	$40	55.13%	51.75%	4.73%
November 30, 2015	$42	62.89%	58.93%	4.73%

	JPMorgan U.S. Go vernm ent Money Market Fund – Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$16	5.00%	4.84%	5.24%
November 30, 2007	$24	10.25%	9.85%	4.37%
November 30, 2008	$26	15.76%	15.08%	4.77%
November 30, 2009	$27	21.55%	20.57%	4.77%
November 30, 2010	$28	27.63%	26.33%	4.77%
November 30, 2011	$30	34.01%	32.35%	4.77%
November 30, 2012	$31	40.71%	38.66%	4.77%
November 30, 2013	$33	47.74%	45.28%	4.77%
November 30, 2014	$34	55.13%	52.21%	4.77%
November 30, 2015	$36	62.89%	59.47%	4.77%

JPMorgan 100% U.S. Treasury Securities Money Market Fund – Capital Shares
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005
December 31, 2006
December 31, 2007
December 31, 2008
December 31, 2009
December 31, 2010
December 31, 2011
December 31, 2012
December 31, 2013
December 31, 2014
December 31, 2015

JPMORGAN MONEY MARKET FUNDS

43

Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I JPMorgan Trust II	811-21295 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMC-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Institutional Class Shares

Prime Money Market Fund
Liquid Assets Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Plus Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund
Municipal Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
U.S. Treasury Plus Money Market Fund	18
Federal Money Market Fund	23
100% U.S. Treasury Securities Money Market Fund	28
Tax Free Money Market Fund	33
Municipal Money Market Fund	39
The Funds’ Management and Administration	45
How Your Account Works	47
Buying Fund Shares	47
Selling Fund Shares	50
Exchanging Fund Shares	50
Other Information Concerning the Funds	51
Shareholder Information	52
Distributions and Taxes	52
Availability of Proxy Voting Record	52
Portfolio Holdings Disclosure	52
What the Terms Mean	5 4
Financial Highlights	56
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking indus try. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign secu rities may be affected by political, social and economic insta bility and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 4th quarter, 2003	0.23%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	The performance for the period before Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospec tus.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares [1]	1.2 6	2. 89	4.19

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus.

Investor Expenses for Institutional Class Shares1

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. T hese securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign secu rities may be affected by political, social and economic insta bility and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 200 4	0.16%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares [1]	0.96	2.60	3,95

1	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Institutional Class S hares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0. 08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]	0.14
Total Annual Operating Expenses	0.32
Fee Waiver and Expense Reimbursements[2]	(0.12)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	90	167	393

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities and

•	[ other money market funds that invest exclusively in U.S. government securities ] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

14

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Capital Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Institutional Class Shares would have been lower than shown because Institutional Class Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares [1]	1.26	2.89	4.18

1	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Institutional Class Shares would have been lower than shown because Institutional Class Shares have higher expenses than Capital Shares.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0 .08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.28
Fee Waiver and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

16

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	81	149	347

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund
    (formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

18

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class shares had not commenced operations as of December 31, 2004, the bar chart shows how the performanc e of the Fund’s Investor Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1. 5 2%
WORST QUARTER 2nd quarter, 2004	0. 13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

20

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares [1]	0.83	2.42	3.75

1	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Investor Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]	0.09
Total Annual Operating Expenses	0.27
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	7 9	14 4	33 6

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    Federal Money Market Fund

CONTINUED

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.58%
4th quarter, 2000
WORST QUARTER 4th quarter, 2003	0.21%
1st quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	The performance for the period before Institutional Class Shares were launched on 9/ 0/01 and the performance in the bar chart prior to 1/1/02 are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	1.18	2.78	4.05

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

26

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

28

PROSPECTUS DECEMBER

2005

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.54%
WORST QUARTER 4th quarter, 2003	0.20%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	The performance for the period before Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the performance of Agency Shares of the Fund , which invest in the same portfolio of securities, but whose Shares are not being offered in this prospectus.

JPMORGAN MONEY MARKET FUNDS

30

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares [1]	1. 08	2.64	3.84

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

32

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settle ment.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

34

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.04%
WORST QUARTER 3rd quarter, 2003	0.19%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	The performance for the period before Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

JPMORGAN MONEY MARKET FUNDS

36

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares [1]	1.05	2.01	2.70

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Tax Free Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

38

JPMorgan
    Municipal Money Market Fund
    (formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities . For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within the se requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institu tions because of possible political, social or economic insta bility, higher transaction costs and possible delayed settle ment.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

40

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Premier Shares (formerly Class I Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800- 766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

42

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares [1]	0.84	1.76	2.49

1	As of December 31, 2004, the Institutional Class Shares had not commenced operations. The performance shown is that of the Premier Shares whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.28
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20 % of its average daily net assets from 2/19/05 through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	81	149	347

JPMORGAN MONEY MARKET FUNDS

44

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800- 766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/05, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund

JPMORGAN MONEY MARKET FUNDS

45

The Funds’ Management and Administration

CONTINUED

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
U.S. Treasury Plus Money Market Fund	0.14
Municipal Money Market Fund	0.20

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0. 10 % of the average daily net assets of Institutional Class Shares of each Fund . JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

46

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Institutional Class Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase s hares directly from the JPMorgan Institutional Funds Service Center .

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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How Your Account Works

CONTINUED

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800- 766-7722

Minimum Investments

Institutional Class Shares are subject to a $10,000,000 mini mum investment requirement per Fund. There are no minimum levels for subsequent purchases.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800- 766-7722 .

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed .

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

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PROSPECTUS DECEMBER

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All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800- 766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A. ATTN:
JPMORGAN INSTITUTIONAL F UNDS
SERVICE CENTER
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- INSTITUTIONAL )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: XYZ CORPORATION )

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800- 766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together

JPMORGAN MONEY MARKET FUNDS

49

How Your Account Works

CONTINUED

with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order .

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center . Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800- 766-7722 . We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Institutional Class Shares may be exchanged for s hares of the same class in certain other JPMorgan Funds , subject to meeting any minimum investment or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

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PROSPECTUS DECEMBER

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Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800- 766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

51

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund or Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax . The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will gen erally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

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at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800- 766-7722 .

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

53

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

54

This Page Intentionally Left Blank.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance:
		Income from investment operations:				Distributions
	Net asset value, beginning of period	Net investment income	Net realized gains on investment s		Total from investment operations	Net investment income	Net asset value, end of period	Total Return( b )
JPMORGAN LIQUID ASSETS MONEY MARKET FUND*
2/ 19 / 05(c) to 6/ 30 / 05	$1.000	$0.010	$0.000		$0.010	$(0.010)	$1.000	0.98%

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND@
2/ 19 / 05(c) to 6/ 30 / 05	$ 1.000	$ 0.009	$ 0.000	(d)	$ 0.009	$ (0.009)	$ 1.000	0.94%

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND†
2/ 19 / 05(c) to 6/ 30 / 05	$ 1.000	$ 0.009	$ 0.000	(d)	$ 0.009	$ (0.009)	$ 1.000	0.92%

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Amount is less than $0.001.

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56

FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
	Ratios to average net assets (a) :
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers and earnings credits

$1,452,881	0.20%	2.76%	0.32%

$ 2,017,162	0.20%	2.66%	0.28%

$ 1,705,565	0.20%	2.61%	0.27%

JPMORGAN MONEY MARKET FUNDS

57

FINANCIAL HIGHLIGHTS
(CONTINUED)

Morganˆ

	Per share operating performance:
		Income from investment operations:				Distributions
	Net asset value, beginning of period	Net investment income	Net realized gains on investment s		Total from investment operations	Net investment income	Net asset value, end of period	Total Return	(b)
JPMORGAN FEDERAL MONEY MARKET FUND

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

JPMORGAN TAX FREE MONEY MARKET FUND

JPMORGAN MUNICIPAL MONEY MARKET FUND*
2/ 19 / 05(c) to 6/ 30 / 05	$1.000	$0.008	$0.000	(d)	$0.008	$(0.008)	$1.000	0.77%

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Amount is less than $0.001.

JPMORGAN MONEY MARKET FUNDS

58

FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
Ratios to average net assets (a) :
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers, reimbursements and earnings credits	Net investment income without waivers, reimbursements and earnings credits

$ 84,755	0. 2 0%	2 . 27%	0. 28%

JPMORGAN MONEY MARKET FUNDS

59

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMor gan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “ market timing ” and also “ late trading ” .

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “ SEC ” ) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Invest ment Advisors consented to the entry of an order by the SEC (the “ SEC Order ” ) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distrib uted to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for cer tain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “ Advisers Act ” ) and the Investment Company Act of 1940, as amended ( “ 1940 Act ” ), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the N YAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a dis tribution plan currently being developed by an independent distribu tion consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be com municated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agree ment with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any invest ment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in cer tain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other

JPMORGAN MONEY MARKET FUNDS

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things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio hold ings and improperly providing confidential portfolio holdings to cer tain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agree ment with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMor gan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advi sors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys Gen eral, over 20 lawsuits have been filed by private plaintiffs in connec tion with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds dur ing specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits gener ally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Vir ginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been condi tionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Invest ment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advi sors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescis sion of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or other wise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Addi tional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

JPMORGAN MONEY MARKET FUNDS

61

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Institutional Class	0. 20%	— %
JPMorgan Liquid Assets Money Market Fund	Institutional Class	0. 20%	0.32%
JPMorgan U.S. Government Money Market Fund	Institutional Class	0. 20%	0.28%
JPMorgan U.S. Treasury Plus Money Market Fund	Institutional Class	0.20%	0.27%
JPMorgan Municipal Money Market Fund	Institutional Class	0.20%	0.28%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Institutional Class	0. 20%	— %

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund – Institutional Class Shares
For the Year Ended	Annual Costs	Gross Cumulative Return		Net Cumulative Return		Net Annual Return
November 30 , 2006	$		%		%		%
November 30 , 2007	$	%		%		%
November 30 , 2008	$	%		%		%
November 30 , 2009	$	%		%		%
November 30 , 2010	$	%		%		%
November 30 , 2011	$	%		%		%
November 30 , 2012	$	%		%		%
November 30 , 2013	$	%		%		%
November 30 , 2014	$	%		%		%
November 30 , 2015	$	%		%		%

JPMORGAN MONEY MARKET FUNDS

63

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan Liquid Assets Money Market Fund – Institutional Class Shares[1]
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30 , 2006	$20	5.00%	4.80%	5.20%
November 30 , 2007	$33	10.25%	9.71%	4.29%
November 30 , 2008	$36	15.7 6%	14.85%	4.68%
November 30 , 2009	$38	21.55%	20.2 2%	4.68%
November 30 , 2010	$39	27.63%	25.85%	4.68%
November 30 , 2011	$41	34.01%	31.74%	4.68%
November 30 , 2012	$43	40.71%	37.90%	4.68%
November 30 , 2013	$45	47.74%	44.36%	4.68%
November 30 , 2014	$47	55.13%	51.11%	4.68%
November 30 , 2015	$49	62.89%	58.19%	4.68%

	JPMorgan U.S. Government Money Market Fund – Institutional Class Shares
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30 , 2006	$20	5.00%	4.80%	5.20%
November 30 , 2007	$29	10.25%	9.75%	4.33%
November 30 , 2008	$31	15.76%	14.93%	4.72%
November 30 , 2009	$33	21.55%	20.36%	4.72%
November 30 , 2010	$34	27.63%	26.04%	4.72%
November 30 , 2011	$36	34.01%	31.99%	4.72%
November 30 , 2012	$38	40.71%	38.22%	4.72%
November 30 , 2013	$40	47.74%	44.74%	4.72%
November 30 , 2014	$41	55.13%	51.57%	4.72%
November 30 , 2015	$43	62.89%	58.73%	4.72%

	JPMorgan U.S. Treasury Plus Money Market Fund – Institutional Class Shares
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$20	5.00%	4.80%	5.20%
November 30, 2007	$28	10.25%	9.76%	4.34%
November 30, 20 08	$30	15.76%	14.95%	4.73%
November 30, 2009	$32	21.55%	20.39%	4.73%
November 30, 2010	$33	27.63%	26.08%	4.73%
November 30, 2011	$35	34.01%	32.05%	4.73%
November 30, 2012	$36	40.71%	38.29%	4.73%
November 30, 2013	$38	47.74%	44.84%	4.73%
November 30, 2014	$40	55.13%	51.69%	4.73%
November 30, 2015	$42	62.89%	58.86%	4.73%

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

	JPMorgan Municipal Money Market Fund – Institutional Class Shares
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$20	5.00%	4.80%	5.20%
November 30, 2007	$29	10.25%	9.75%	4.33%
November 30, 20 08	$31	15.76%	14.93%	4.72%
November 30, 2009	$33	21.55%	20.36%	4.72%
November 30, 2010	$34	27.63%	26.04%	4.72%
November 30, 2011	$36	34.01%	31.99%	4.72%
November 30, 2012	$38	40.71%	38.22%	4.72%
November 30, 2013	$40	47.74%	44.74%	4.72%
November 30, 2014	$41	55.13%	51.57%	4.72%
November 30, 2015	$43	62.89%	58.73%	4.72%

JPMORGAN MONEY MARKET FUNDS

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Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800- 766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMI-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Reserve Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Prime Money Market Fund	1
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	13
U.S. Treasury Plus Money Market Fund	18
Federal Money Market Fund	23
100% U.S. Treasury Securities Money Market Fund	28
Tax Free Money Market Fund	33
Municipal Money Market Fund	39
Michigan Municipal Money Market Fund	45
New York Municipal Money Market Fund	51
Ohio Municipal Money Market Fund	57
The Funds’ Management and Administration	63
How Your Account Works	66
Buying Fund Shares	66
Selling Fund Shares	69
Exchanging Fund Shares	69
Other Information Concerning the Funds	70
Shareholder Information	71
Distributions and Taxes	71
Availability of Proxy Voting Record	7 2
Portfolio Holdings Disclosure	7 2
What the Terms Mean	73
Financial Highlights	7 4
Appendix A—Legal Proceedings and Additional Fee and Expense Information	8 5
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.45%
WORST QUARTER 3rd quarter, 2003	0.11%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because shares are invested in the same p o r tfolio of securities, and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares [1]	0.75	2.39	3.45

1	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares whose shares are not offered in this prospec tus. The performance for both classes would have been sub stantially similar because shares are invested in the same p o r tfolio of securities, and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund
(formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.50%
WORST QUARTER 1st quarter, 2004	0.10%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	0.70	2.34	3.69

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.12
Total Annual Operating Expenses	0.75
Fee Waiver and Expense Reimbursements[2]	(0.05)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	72	234	412	925

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund
(formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[other money market funds that invest exclusively in U.S. government securities] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

14

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Reserve Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Capital Shares (formerly Class I Shares), the original class offered, has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown bec ause Reserve Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares[1]	1.26	2.89	4.14

1	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Capital Shares, the original class offered, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown bec au se Reserve Shares have higher expenses than Capital Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.73
Fee Waiver and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 69 % of its average daily net assets from 2/19/05 through 2/19/06 after which they have contractually agreed to limit total annual fund operating expenses to 0. 70 % of the average daily net assets of the Reserve Shares through 12/31 /06. The expense limitation in place for the Fund only through February 19, 2006 is not reflected in the table above or in the example below. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

16

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	72	230	403	903

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund
(formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

18

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.45%
WORST QUARTER 4th quarter, 200 3	0.07%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

20

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	0.5 8	2.16	3.49

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.73
Fee Waiver and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 1 2 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption )	72	230	403	903

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    Federal Money Market Fund

CONTINUED

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Reserve Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.47%
WORST QUARTER 1st quarter, 2004	0.08%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this prospectus. The perfor mance for both classes would have been substan tially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares [1]	0.67	2.28	3.58

1	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

26

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 9 0 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

28

PROSPECTUS DECEMBER

2005

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Reserve Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.46%
WORST QUARTER 4th quarter, 2003	0.10%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this prospectus. The perfor mance for both classes would have been substan tially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares. The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

30

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	0.69	2.26	3.51

1	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares. The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from the date of this prospectus through 12/31/06. JPMIM, the Fund’s administrator and distributor also have agreed that they will waive fees and/or reimburse the Fund as described above to limit total annual fund operating expenses to 0.69% of the average daily net assets of the Reserve Shares for the period from 2/19/05 through 2/19/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

32

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

34

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Reserve Shares had not commenced operations as of December 31, 2004, t he bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.96%
WORST QUARTER 3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this prospectus. The perfor mance for both classes would have been substan tially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

36

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares [1]	0.66	1.63	2.31

1	As of December 31, 2004, the Reserve Shares had not commenced operations. The performance shown is that of the Morgan Shares, whose shares are not offered in this pro spectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[2]
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Tax Free Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

38

JPMorgan
    Municipal Money Market Fund
(formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities . For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

40

PROSPECTUS DECEMBER

2005

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.93%
WORST QUARTER 3rd quarter, 2003	0.07%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

42

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	0.59	1.51	2.23

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.73
Fee Waivers and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	72	230	403	903

JPMORGAN MONEY MARKET FUNDS

44

JPMorgan
    Michigan Municipal Money Market Fund
(formerly One Group® Michigan Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

45

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

46

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

47

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.92%
WORST QUARTER 3rd quarter, 2003	0.05%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

JPMORGAN MONEY MARKET FUNDS

48

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	0.53	1.45	2.19

1	Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.15
Total Annual Operating Expenses	0.78
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

49

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	72	2 4 0	425	958

JPMORGAN MONEY MARKET FUNDS

50

JPMorgan
    New York Municipal Money Market Fund
(formerly JPMorgan New York Tax Free Money Market Fund)

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal income tax , New York State and New York City personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

51

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of New York Obligations.  The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax, or New York State or New York City personal income taxes. Consult your tax professional for more information.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on simi lar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

JPMORGAN MONEY MARKET FUNDS

52

PROSPECTUS DECEMBER

2005

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States, by the State of New York and by New York City
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

53

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 2nd quarter, 2000	0.91%
WORST QUARTER 3rd quarter, 2003	0.04%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 8/31.

2	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, w hose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because shares are invested in the same portfolio of securities and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

54

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDING DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares [1]	0. 4 6	1. 41	2. 16

1	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because shares are invested in the same portfolio of securities and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]
Total Annual Operating Expenses
Fee Waiver and Expense Reimbursements[2]
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70 % of its average daily net assets from 2/19/05 through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

55

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)

JPMORGAN MONEY MARKET FUNDS

56

JPMorgan
    Ohio Municipal Money Market Fund
(formerly One Group® Ohio Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its total assets in such securities. Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal i ncome tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

57

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Ohio Obligations.  The Fund will be particularly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax , or Ohio personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

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Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.91%
WORST QUARTER 3rd quarter, 200 3	0.05%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	0.55	1.45	2.20

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.15
Total Annual Operating Expenses	0.78
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	72	240	425	958

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

•	New York Municipal Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds, which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal year ended 8/31/05, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund
New York Municipal Money Market Fund

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During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
U.S. Treasury Plus Money Market Fund	0.14
Municipal Money Market Fund	0.20
Michigan Municipal Money Market Fund	0.20
Ohio Municipal Money Market Fund	0.19

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI used in reapproving the investment advisory for the JPMTI Funds is available in the annual report for the year ended August 31, 2005. A discussion for the JPMTII Funds is available in the SAI for those Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.3 0 % of the average daily net assets of Reserve Shares of each Fund . JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.30% annual fee to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distri bution plan under which they pay annual distribu tion fees of up to 0.25% of the average daily net assets attributable to Reserve Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance

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companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Reserve Shares may be purchased by Financial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase s hares directly from JPMorgan Funds Services. [ c onsider whether only to allow direct purchases for grandfathered shareholders]

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
New York Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Reserve Shares are subject to a $ 10,000,000 minimum investment requirement per Fund. There is no minimum level for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed .

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How Your Account Works

CONTINUED

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- RESERVE )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transac-

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tion is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order .

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange Reserve Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any investment minimum or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may

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How Your Account Works

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change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Fund s will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. I ncome paid by the Tax Free Money Market Fund , Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Munici pal Obligations will be exempt from Michigan income tax and gener ally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obli gations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obli gations which, if realized directly, would be exempt from such income taxes.

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City personal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, dividends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other dispo sition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will

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Shareholder Information

CONTINUED

not be included in the net income base of the Ohio corporation franchise tax. Informa tion in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

JPMorgan Prime Money Market Fund

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FINANCIAL HIGHLIGHTS

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Investment operations:				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized g ains ( l osses) on investment		Total from investment operations	Net investment income
JPMORGAN LIQUID ASSETS MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.015	$0.000		$0.015	$(0.015)
Year Ended 6/30/04	$1.000	$0.004	$0.000		$0.0 0 4	$(0.004)
Year Ended 6/30/0 3	$1.000	$0.009	$0.000		$0.009	$(0.009)
Year Ended 6/30/02	$1.000	$0.019	$0.000		$0.019	$(0.019)
Year Ended 6/30/01	$1.000	$0.052	$0.000		$0.052	$(0.052)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUN D
2/19/05(c) to 6/30/05	$1.000	$0.008	$0.000	(f)	$0.008	$(0.008)

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUN D (d)
Year Ended 6/30/05	$1.000	$0.014	$0.000	(f)	$0.014	$(0.014)
Year Ended 6/30/04	$1.000	$0.003	$0.000		$0.003	$(0.003)
Year Ended 6/30/03	$1.000	$0.007	$0.000		$0.007	$(0.007)
Year Ended 6/30/02	$1.000	$0.018	$0.000		$0.018	$(0.018)
Year Ended 6/30/01	$1.000	$0.049	$0.000		$0.049	$(0.049)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(e)	Effective February 19, 2005, the contractual expense limitation is 0.70%.

(f)	Amount is less than $0.001.

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FINANCIAL HIGHLIGHTS

Per share operating performance:		Ratios/Supplemental Data:
			Ratios to average net assets (a):
Net asset value, end of period	Total return(b)	Net assets end of period (000’s)	Expenses to average net assets		Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	1.53%	$3,569,531	0.75	%(e)	1.48%	0.78%
$1.000	0.40%	$4,372,583		0.77%	0.40%	0.79%
$1.000	0.89%	$5,744,025		0.77%	0.90%	0.80%
$1.000	1.88%	$6,521,235		0.77%	1.88%	0.80%
$1.000	5.37%	$7,342,790		0.77%	5.01%	0.80%

$1.000	0.77%	$749,475		0.69%	2.19%	0.73%

$1.000	1.38%	$1,737,775	0.74	%(e)	1.40%	0.75%
$1.000	0.29%	$1,702,965		0.77%	0.29%	0.77%
$1.000	0.73%	$2,453,050		0.77%	0.75%	0.78%
$1.000	1.81%	$3,162,893		0.77%	1.80%	0.78%
$1.000	5.05%	$3,512,937		0.77%	4.75%	0.78%

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total Return
JPMORGAN FEDERAL MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†	$1.00	0.41%
Year Ended 8/31/03	$1.00		$0.01		$0.01	$1.00	0.70%
Year Ended 8/31/02	$1.00		$0.01		$0.01	$1.00	1.51%
Year Ended 8/31/01	$1.00		$0.05		$0.05	$1.00	4.84%
Year Ended 8/31/00	$1.00		$0.05		$0.05	$1.00	5.29%

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†	$1.00	0.45%
Year Ended 8/31/03	$1.00		$0.01		$0.01	$1.00	0.75%
Year Ended 8/31/02	$1.00		$0.02		$0.02	$1.00	1.55%
Year Ended 8/31/01	$1.00		$0.05		$0.05	$1.00	4.75%
Year Ended 8/31/00	$1.00		$0.05		$0.05	$1.00	5.02%

JPMORGAN TAX FREE MONEY MARKET FUND
Year Ended 8/31/04	$1.00	$	—†	$	—†	$1.00	0.48%
Year Ended 8/31/03	$1.00		$0.01		$0.01	$1.00	0.69%
Year Ended 8/31/02	$1.00		$0.01		$0.01	$1.00	1.21%
Year Ended 8/31/01	$1.00		$0.03		$0.03	$1.00	3.13%
Year Ended 8/31/00	$1.00		$0.03		$0.03	$1.00	3.37%

ˆ	Formerly Vista Shares.

†	Amount rounds to less than $0.005.

*	Formerly One Group® Municipal Money Market Fund.

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FINANCIAL HIGHLIGHTS

Ratios/Supplemental Data:
	Ratios to average net assets:
Net assets, end of period (millions)	Net expenses	Net investment income	Expenses without waivers, reimbursements and earnings credits	Net investment income without waivers, reimbursements and earnings credits

$239	0.70%	0.40%	0.79%	0.31%
$311	0.70%	0.72%	0.79%	0.63%
$452	0.70%	1.53%	0.72%	1.51%
$658	0.70%	4.57%	0.74%	4.53%
$576	0.70%	5.17%	0.75%	5.12%

$1,869	0.59%	0.43%	0.69%	0.33%
$2,535	0.59%	0.77%	0.69%	0.67%
$3,526	0.59%	1.53%	0.69%	1.43%
$4,027	0.59%	4.59%	0.71%	4.47%
$3,535	0.59%	4.92%	0.71%	4.80%

$567	0.59%	0.48%	0.68%	0.39%
$655	0.59%	0.72%	0.69%	0.62%
$903	0.59%	1.14%	0.69%	1.04%
$907	0.59%	3.09%	0.72%	2.96%
$895	0.59%	3.33%	0.75%	3.17%

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FINANCIAL HIGHLIGHTS
(CONTINUED)

	Per share operating performance:
		Investment operations:				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized g ains ( l osses) on investment		Total from investment operations	Net investment income
JPMORGAN MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.012	$0.000	(f)	$0.012	$(0.012)
Year Ended 6/30/04	$1.000	$0.004	$0.000		$0.004	$(0.004)
Year Ended 6/30/0 3	$1.000	$0.007	$0.000		$0.007	$(0.007)
Year Ended 6/30/02	$1.000	$0.012	$0.000		$0.012	$(0.012)
Year Ended 6/30/01	$1.000	$0.032	$0.000		$0.032	$(0.032)

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.011	$0.000		$0.011	$(0.011)
Year Ended 6/30/04	$1.000	$0.003	$0.000		$0.003	$(0.003)
Year Ended 6/30/0 3	$1.000	$0.006	$0.000		$0.006	$(0.006)
Year Ended 6/30/02	$1.000	$0.012	$0.000		$0.012	$(0.012)
Year Ended 6/30/01	$1.000	$0.03 1	$0.000		$0.031	$(0.031)

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND (d)
Year Ended 6/30/05	$1.000	$0.011	$0.000	(f)	$0.011	$(0.011)
Year Ended 6/30/04	$1.000	$0.003	$0.000		$0.003	$(0.003)
Year Ended 6/30/03	$1.000	$0.006	$0.000		$0.006	$(0.006)
Year Ended 6/30/02	$1.000	$0.012	$0.000		$0.012	$(0.012)
Year Ended 6/30/01	$1.000	$0.031	$0.000		$0.031	$(0.031)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(e)	Effective February 19, 2005, the contractual expense limitation is 0.70%.

(f)	Amount is less than $0.001.

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FINANCIAL HIGHLIGHTS

Per share operating performance:		Ratios/Supplemental Data:
			Ratios to average net assets (a):
Net asset value, end of period	Total return(b)	Net assets end of period (000’s)	Expenses to average net assets		Net investment income to average net assets	Expenses to average net assets without waivers

$1.000	1. 16%	$373,788	0.7 0%		1. 13%	0.7 6%
$1.000	0. 36%	$375,729	0.7 0%		0. 35%	0.7 8%
$1.000	0. 71%	$486,778	0.7 0%		0. 71%	0. 78%
$1.000	1. 20%	$534,947	0. 69%		1. 19%	0. 77%
$1.000	3.23%	$470,425	0.7 0%		3 .18%	0. 78%

$1.000	1.14%	$41,308	0.7 2	% ( e )	1.1 0%	0. 81%
$1.000	0.31%	$53,414	0.7 3%		0.3 1%	0. 81%
$1.000	0.62%	$77,476	0.7 4%		0. 62%	0. 82%
$1.000	1.16%	$62,408	0. 72%		1. 21%	0. 80%
$1.000	3.18%	$125,294	0.70%		3.05%	0.78%

$1.000	1. 14%	$82,741	0.7 1	%(e)	1. 17%	0.7 7%
$1.000	0. 30%	$59,971	0.7 2%		0. 30%	0.7 5%
$1.000	0. 6 3%	$79,911	0.7 2%		0. 62%	0.7 5%
$1.000	1. 17%	$90,602	0.7 1%		1. 17%	0.7 5%
$1.000	3.16%	$59,583	0.7 1%		3.05%	0.7 4%

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “ market timing ” and also “ late trading ” .

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “ SEC ” ) and the NYAG in resolu tion of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it s settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “ SEC Order ” ) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agree ment, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMor gan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an inde pendent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “ Advisers Act ” ) and the Investment Company Act of 1940, as amended ( “ 1940 Act ” ), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and review ing management fee arrangements.

Under the terms of the SEC Order and the N YAG settlement agreement, the $50 million payment by JPMor gan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan currently being developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportion ate share of advisory fees paid by the Funds that suffered such losses during the period of such market tim ing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or regis tered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the anti fraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short- term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other sharehold ers were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consis tent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advi sors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys General, over 20 lawsuits have been filed by private plaintiffs in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litiga tion, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market tim ing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fidu ciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

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PROSPECTUS DECEMBER

2005

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Reserve	0. 70%	— %
JPMorgan Liquid Assets Money Market Fund	Reserve	0. 70%	0.75%
JPMorgan U.S. Government Money Market Fund	Reserve	0. 70%	0.73%
JPMorgan U.S. Treasury Plus Money Market Fund	Reserve	0.70%	0.73%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Reserve	0. 70%	— %
JPMorgan Municipal Money Market Fund	Reserve	0.70%	0.73%
JPMorgan Michigan Municipal Money Market Fund	Reserve	0.70%	0.78%
JPMorgan Ohio Municipal Money Market Fund	Reserve	0.70%	0.78%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

JPMORGAN MONEY MARKET FUNDS

88

PROSPECTUS DECEMBER

2005

Your actual costs may be higher or lower than those shown.

JPMorgan Prime Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006
November 30, 2007
November 30, 2008
November 30, 2009
November 30, 2010
November 30, 2011
November 30, 2012
November 30, 2013
November 30, 2014
November 30, 2015

	JPMorgan Liquid Assets Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$72	5.00%	4.30%	4.66%
November 30, 2007	$79	10.25%	8.74%	3.90%
November 30, 2008	$83	15.76%	13.36%	4.25%
November 30, 2009	$87	21.55%	18.17%	4.25%
November 30, 2010	$91	27.63%	23.20%	4.25%
November 30, 2011	$94	34.01%	28.43%	4.25%
November 30, 2012	$98	40.71%	33.89%	4.25%
November 30, 2013	$103	47.74%	39.58%	4.25%
November 30, 2014	$107	55.13%	45.51%	4.25%
November 30, 2015	$111	62.89%	51.70%	4.25%

	JPMorgan U.S. Government Money Market Fund – Reserve Shares
Pe riod Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2006	$72	5.00%	4.30%	4.66%
December 31, 2007	$77	10.25%	8.75%	3.91%
December 31, 2008	$81	15.76%	13.40%	4.27%
December 31, 2009	$85	21.55%	18.24%	4.27%
December 31, 2010	$88	27.63%	23.29%	4.27%
December 31, 2011	$92	34.01%	28.55%	4.27%
December 31, 2012	$96	40.71%	34.04%	4.27%
December 31, 2013	$100	47.74%	39.77%	4.27%
December 31, 2014	$104	55.13%	45.74%	4.27%
December 31, 2015	$109	62.89%	51.9 6%	4.27%

JPMORGAN MONEY MARKET FUNDS

89

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

	JPMorgan U.S. Treasury Plus Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$72	5.00%	4.30%	4.66%
November 30, 2007	$77	10.25%	8.75%	3.91%
November 30, 2008	$81	15.76%	13.40%	4.27%
November 30, 2009	$85	21.55%	18.24%	4.27%
November 30, 2010	$88	27.63%	23.29%	4.27%
November 30, 2011	$92	34.01%	28.55%	4.27%
November 30, 2012	$96	40.71%	34.04%	4.27%
November 30, 2013	$100	47.74%	39.77%	4.27%
November 30, 2014	$104	55.13%	45.74%	4.27%
November 30, 2015	$109	62.89%	51.96%	4.27%

JPMorgan 100% U.S. Treasury Securities Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006
November 30, 2007
November 30, 2008
November 30, 2009
November 30, 2010
November 30, 2011
November 30, 2012
November 30, 2013
November 30, 2014
November 30, 2015

	JPMorgan Municipal Money Market Fund – Reserve Shares
Pe riod Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$72	5.00%	4.30%	4.66%
November 30, 2007	$77	10.25%	8.75%	3.91%
November 30, 2008	$81	15.76%	13.40%	4.27%
November 30, 2009	$85	21.55%	18.24%	4.27%
November 30, 2010	$88	27.63%	23.29%	4.27%
November 30, 2011	$92	34.01%	28.55%	4.27%
November 30, 2012	$96	40.71%	34.04%	4.27%
November 30, 2013	$100	47.74%	39.77%	4.27%
November 30, 2014	$104	55.13%	45.74%	4.27%
November 30, 2015	$109	62.89%	51.9 6%	4.27%

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

	JPMorgan Michigan Municipal Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$72	5.00%	4.30%	4.66%
November 30, 2007	$82	10.25%	8.71%	3.87%
November 30, 2008	$87	15.76%	13.29%	4.22%
November 30, 2009	$90	21.55%	18.08%	4.22%
November 30, 2010	$94	27.63%	23.06%	4.22%
November 30, 2011	$98	34.01%	28.25%	4.22%
November 30, 2012	$102	40.71%	33.66%	4.22%
November 30, 2013	$106	47.74%	39.30%	4.22%
November 30, 2014	$111	55.13%	45.18%	4.22%
November 30, 2015	$116	62.89%	51.31%	4.22%

	JPMorgan Ohio Municipal Money Market Fund – Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$72	5.00%	4.30%	4.66%
November 30, 2007	$82	10.25%	8.71%	3.87%
November 30, 2008	$87	15.76%	13.29%	4.22%
November 30, 2009	$90	21.55%	18.08%	4.22%
November 30, 2010	$94	27.63%	23.06%	4.22%
November 30, 2011	$98	34.01%	28.25%	4.22%
November 30, 2012	$102	40.71%	33.66%	4.22%
November 30, 2013	$106	47.74%	39.30%	4.22%
November 30, 2014	$111	55.13%	45.18%	4.22%
November 30, 2015	$116	62.89%	51.31%	4.22%

JPMORGAN MONEY MARKET FUNDS

91

Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I JPMorgan Trust II	811-21295 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMR-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Service Shares

Liquid Assets Money Market Fund
U.S. Government Money Market Fund
Municipal Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Liquid Assets Money Market Fund	1
U.S. Government Money Market Fund	7
Municipal Money Market Fund	12
The Funds’ Management and Administration	18
How Your Account Works	20
Buying Fund Shares	20
Selling Fund Shares	22
Exchanging Fund Shares	22
Other Information Concerning the Funds	23
Shareholder Information	24
Distributions and Taxes	24
Availability of Proxy Voting Record	24
Portfolio Holdings Disclosure	24
What the Terms Mean	2 6
Financial Highlights
How To Reach Us	Back cover

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. these securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Service Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.31%
WORST QUARTER 3rd quarter, 200 3	0. 03%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Service Shares had not commenced operations. The p erformanc e shown is that of Class B Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Class B Shares, their performance would have been lower than that performance of C l ass B Shares. Historical performance shown for Class B Shares prior to the class’ performance on 11/12/96 is based on the performance of Investor Shares, the original class offered. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses and sales charges between classes.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	INCEPTION DATE OF CLASS	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Class B Shares[1]	11/12/96	0. 45	1.77	3.00

1	As of December 31, 2004, the Service Shares had not commenced operations. The p erformanc e shown is that of Class B Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Class B Shares, their performance would have been lower than that performance of C l ass B Shares. Historical performance shown for Class B Shares prior to the class’ performance on 11/12/96 is based on the performance of Investor Shares, the original class offered. Prior class performance for the Inves tor Shares has been adjusted to reflect differences in expenses and sales charges between classes.

Investor Expenses for Service Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARE S ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.11
Total Annual Operating Expenses	1.09
Fee Waiver and Expense Reimbursements[2]	(0.09)
Net Expenses[2]	1.00

1	“Other Expenses” have been estimated for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00 % of its average daily net assets through 1 2 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	337	591	1,320

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    U.S. Government Money Market Fund
    (formerly One Group® Government Money Market Fund)

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	short-term debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	short-term repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities

•	[other money market funds that invest exclusively in U.S. government securities] and repurchase agreements collateralized by such securities.

The interest on these securities is generally exempt from state and local income taxes.

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Institutional Class Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.58%
WORST QUARTER 2nd quarter, 2004	0.18%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Service Shares had not commenced operations. The performance shown is that of the Premier Shares, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Service Shares would have been lower than shown because Service Shares have higher expenses than Premier Shares. Historical performance shown for Premier Shares prior to the class’ inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between classes.

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	1.01	2.64	3.93

1	As of December 31, 2004, the Service Shares had not commenced operations. The performance shown is that of the Premier Shares, whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. During this period, the actual returns of Service Shares would have been lower than shown because Service Shares have higher expenses than Premier Shares. Historical perfor mance shown for Premier Shares prior to the class’ inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Service Shares

The expenses of the Service Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	1. 08
Fee Waiver and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	1.00

1	“Other Expenses” have been estimated for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00 % of its average daily net assets through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	335	587	1,309

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Municipal Money Market Fund
    (formerly One Group® Municipal Money Market Fund)

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such securities . For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax .

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

12

PROSPECTUS DECEMBER

2005

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    Municipal Money Market Fund

CONTINUED

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

14

PROSPECTUS DECEMBER

2005

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the Service Shares had not commenced operations as of December 31, 2004, the bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary . Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.93%
WORST QUARTER 3rd quarter, 2003	0.07%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

2	As of December 31, 2004, the Service Shares had not commenced operations. The performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Reserve Shares, their performance would have been lower than the performance of Reserve Shares.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares [1]	0.59	1.51	2.23

1	As of December 31, 2004, the Service Shares had not commenced operations. The performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Reserve Shares, their performance would have been lower than the performance of Reserve Shares.

Investor Expenses for Service Shares

The expenses of the Service Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	1. 08
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	1.00

1	“Other Expenses” have been estimated for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00 % of its average daily net assets through 12/31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMORGAN MONEY MARKET FUNDS

16

PROSPECTUS DECEMBER

2005

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12/31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	335	587	1,309

JPMORGAN MONEY MARKET FUNDS

17

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust .

The trustees of JPMT II are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

JPMIA act s as investment adviser to the Funds and makes day-to-day investment decisions for the Funds .

JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Government Money Market Fund	0.06
Municipal Money Market Fund	0.20

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI I used in reapproving the investment advisory for the Funds is available in the SAI.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

JPMORGAN MONEY MARKET FUNDS

18

PROSPECTUS DECEMBER

2005

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIA and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.60% of the average daily net assets attributable to Service Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to F inancial I ntermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management repre sentatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

19

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Service Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Service Shares may be purchased by Financ ial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

Your Financial Intermediary will be responsible for t r ansmitting your purchase order to the Fund by the Fund’s cut-off time. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

JPMORGAN MONEY MARKET FUNDS

20

PROSPECTUS DECEMBER

2005

Normally, the cut-off time for each Fund is:

Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

Minimum Investments

Service Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement a c counts (e.g. , 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

[ Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed. ]

You can buy shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price.

JPMORGAN MONEY MARKET FUNDS

21

How Your Account Works

CONTINUED

Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

[ You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details. ]

You can sell your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Service Shares may be exchanged for shares of the same class in certain other JPMorgan Funds, subject to meeting any minimum investment or eligibility requirements.

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The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. I ncome paid by the Municipal Money Market Fund, are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax . The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obli gations may cause a Fund to recognize tax able income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other invest ments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year [ 2005 ] will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website

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PROSPECTUS DECEMBER

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at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “ market timing ” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “ SEC ” ) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of cer tain Funds, possible late trading of certain Funds and related matters. In it s settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “ SEC Order ” ) instituting and settling administrative and cease-and desist proceed ings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its manage ment fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advi sors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an inde pendent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fidu ciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “ Advisers Act ” ) and the Investment Company Act of 1940, as amended ( “ 1940 Act ” ), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrange ments.

Under the terms of the SEC Order and the N YAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan currently being devel oped by an independent distribution consult ant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s inde pendent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their propor tionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settle ment agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanc tioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing exces sive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by mar ket timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio hold ings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions rais ing a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Invest ment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys General, over 20 lawsuits have been filed by private plaintiffs in connec tion with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceed ings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during speci fied periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally trans ferred to the same Maryland court referred to above. Factual allegations in the West Vir ginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distribu tor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMor gan High Yield Partners LLC) (the sub- adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of fed eral securities laws, (ii) breached their fidu ciary duties, (iii) unjustly enriched them selves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, dis gorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Dis tributor, rescission of the distribution and ser vice plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

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The foregoing speaks only as of the date of this prospectus. Additional lawsuits present ing allegations and requests for relief arising out of or in connection with any of the fore going matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Liquid Assets Money Market Fund	Service	1.00%	1.09%
JPMorgan U.S. Government Money Market Fund	Service	1.00%	1. 08%
JPMorgan Municipal Money Market Fund	Service	1.00%	1. 08%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1 , 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

	JPMorgan Liquid Assets Money Market Fund – Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$102	5.00%	4.00%	4.33%
November 30, 2007	$115	10.25%	8.07%	3.58%
November 30, 20 08	$120	15.76%	12.30%	3.91%
November 30, 2009	$125	21.55%	16.69%	3.91%
November 30, 2010	$130	27.63%	21.25%	3.91%
November 30, 2011	$135	34.01%	25.99%	3.91%
November 30, 2012	$140	40.71%	30.92%	3.91%
November 30, 2013	$145	47.74%	36.04%	3.91%
November 30, 2014	$151	55.13%	41.36%	3.91%
November 30, 2015	$157	62.89%	46.88%	3.91%

	JPMorgan U.S. Government Money Market Fund – Service Shares[1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$102	5.00%	4.00%	4.33%
November 30, 2007	$114	10.25%	8.08%	3.59%
November 30, 2008	$119	15.76%	12.32%	3.92%
November 30, 2009	$124	21.55%	16.72%	3.92%
November 30, 2010	$129	27.63%	21.30%	3.92%
November 30, 2011	$134	34.01%	26.05%	3.92%
November 30, 2012	$139	40.71%	30.99%	3.92%
November 30, 2013	$144	47.74%	36.13%	3.92%
November 30, 2014	$150	55.13%	41.46%	3.92%
November 30, 2015	$156	62.89%	47.01%	3.92%

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	JPMorgan Municipal Money Market Fund – Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$102	5.00%	4.00%	4.33%
November 30, 2007	$114	10.25%	8.08%	3.59%
November 30, 2008	$119	15.76%	12.32%	3.92%
November 30, 2009	$124	21.55%	16.72%	3.92%
November 30, 2010	$129	27.63%	21.30%	3.92%
November 30, 2011	$134	34.01%	26.05%	3.92%
November 30, 2012	$139	40.71%	30.99%	3.92%
November 30, 2013	$144	47.74%	36.13%	3.92%
November 30, 2014	$150	55.13%	41.46%	3.92%
November 30, 2015	$156	62.89%	47.01%	3.92%

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Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Y ou can contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMS-1205

PROSPECTUS DECEMBER   , 2005

JPMorgan

Money Market

Funds

Investor Shares

Liquid Assets Money Market Fund
U.S. Treasury Plus Money Market Fund

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is
a criminal offense.

CONTENTS

Liquid Assets Money Market Fund	1
U.S. Treasury Plus Money Market Fund	6
The Funds’ Management and Administration	10
How Your Account Works	12
Buying Fund Shares	12
Selling Fund Shares	14
Exchanging Fund Shares	15
Other Information Concerning the Funds	16
Shareholder Information	17
Distributions and Taxes	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
What the Terms Mean	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	19
Financial Highlights	2 0
Appendix A—Legal Proceedings and Additional Fee and Expense Information	2 2
How To Reach Us	Back cover

JPMorgan
    Liquid Assets Money Market Fund
    (formerly One Group® Prime Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial

JPMORGAN MONEY MARKET FUNDS

2

PROSPECTUS DECEMBER

2005

services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1. 56%
WORST QUARTER 1st quarter, 200 4	0. 16%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

4

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares	0. 96	2 . 60	3. 95

Investor Expenses for Investor Shares

The expenses of the Investor Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INVESTOR SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0. 3 5
Other Expenses[1]	0.12
Total Annual Operating Expenses	0.55
Fee Waiver and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0. 51

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Investor Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.5 1 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Investor Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	52	172	303	685

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    U.S. Treasury Plus Money Market Fund
    (formerly One Group® U.S. Treasury Securities Money Market Fund)

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities. The interest on these securities is generally exempt from state and local income taxes.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

6

PROSPECTUS DECEMBER

2005

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1. 52%
WORST QUARTER 2nd quarter, 2004	0. 13%

The Fund’s year-to-date total return as of 9/30/05 was     %.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN MONEY MARKET FUNDS

8

PROSPECTUS DECEMBER

2005

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares	0. 8 3	2 . 42	3 . 75

Investor Expenses for Investor Shares

The expenses of the Investor Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INVESTOR SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0. 3 5
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.53
Fee Waiver and Expense Reimbursements[2]	(0.02)
Net Expenses[2]	0. 51

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses are restated to reflect several new fee arrangements with Fund service providers which were implemented during the last fiscal year , but which were not in place for the entire fiscal year.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Investor Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.5 1 % of its average daily net assets from 2/19/05 through 12 /31/06. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 12 /31/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Investor Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Your Cost ($) (with or without redemption)	52	168	294	663

JPMORGAN MONEY MARKET FUNDS

9

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

The trustees of JPMTII are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

JPMIA act s as investment adviser to the Funds and make s the day-to-day investment decisions for the Funds . JPMIA is an indirect, wholly - owned subsidiary of JPMorgan Chase & Co., a bank holding company.

During the most recent fiscal year ended 6/30/05, JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.16
U.S. Treasury Plus Money Market Fund	0.14

Effective 2/19/05, the management fees for all the Funds was 0.08%.

A discussion of the basis the Board of Trustees of JPMTI I used in reapproving the investment advisory for the JPMTI I Funds is available in the SAI.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Investor Shares of each Fund . JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Investor Shares of each Fund.

JPMORGAN MONEY MARKET FUNDS

10

PROSPECTUS DECEMBER

2005

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales repre sentatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

11

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Investor Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Investor Shares may be purchased by the general public.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase s hares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is 5:00 P.M. ET.

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day

JPMORGAN MONEY MARKET FUNDS

12

PROSPECTUS DECEMBER

2005

on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Investor Shares are subject to a $1,000 ,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any i nvestment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is

JPMORGAN MONEY MARKET FUNDS

13

How Your Account Works

CONTINUED

subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- INVESTOR )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of t wo ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order .

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of t wo ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange your Investor Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment or eligibility requirement.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

JPMORGAN MONEY MARKET FUNDS

15

How Your Account Works

CONTINUED

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Fund s will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

16

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

17

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality’s lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

18

This Page Intentionally Left Blank.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance:
		I nvestment operations:				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investment s		Total from investment operations	Net investment income
JPMORGAN LIQUID ASSETS MONEY MARKET FUND (a)
Year Ended 6 /3 0 /0 5	$1.000	$0.018	$0.000		$0.018	$(0.018)
Year Ended 6 /3 0 /0 4	$1.000	$ 0.006	$0.000		$0.006	$(0.006)
Year Ended 6 /3 0 /0 3	$1.000	$0.011	$0.000		$0.011	$(0.011)
Year Ended 6 /3 0 /0 2	$1.000	$0.021	$0.000		$0.021	$(0.021)
Year Ended 6 /3 0 /0 1	$1.000	$0.055	$0.000		$0.055	$(0.055)

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND (a)
Year Ended 6 /3 0 /0 5	$1.000	$0.016	$0.000	(c)	$0.016	$(0.016)
Year Ended 6 /3 0 /0 4	$1.000	$0.005	$0.000		$0.005	$(0.005)
Year Ended 6 /3 0 /0 3	$1.000	$0.010	$0.000		$0.010	$(0.010)
Year Ended 6 /3 0 /0 2	$1.000	$0.020	$0.000		$0.020	$(0.020)
Year Ended 6 /3 0 /0 1	$1.000	$0.052	$0.000		$0.052	$(0.052)

(a)	Effective February 19, 2005, Class I was renamed as Investor Shares.

(b)	Effective February 19, 2005, the contractual expense limitation is 0.51% .

(c)	Amount is less than $0.001 .

JPMORGAN MONEY MARKET FUNDS

20

FINANCIAL HIGHLIGHTS

Per share operating performance :		Ratios/ S upplemental D ata :
			Ratios to average net assets :
Net asset value , end of period	Total return	Net assets end of period (000’s)	E xpenses to average net assets		Net investment income to average net assets	Expenses to average net assets withou t waivers

$1.000	1.77%	$1,962,817	0.52%	(b)	1.58%	0.55%
$1.000	0.65%	$3,898,6 08	0.52%		0.65%	0.54%
$1.000	1.15%	$4,881,506	0.52%		1.14%	0.55%
$1.000	2.14%	$5,325,870	0.52%		2.12%	0.55%
$1.000	5.63%	$5,172,911	0.52%		5.54%	0.55%

$1.000	1.52%	$2,509,650	0.52%	(b)	1.56%	0.52%
$1.000	0.55%	$2,920,637	0.52%		0.54%	0.52%
$1.000	0.99%	$3,912,526	0.52%		0.99%	0.53%
$1.000	2.07%	$4,188,032	0.52%		2.01%	0.53%
$1.000	5.31%	$3,941,215	0.52%		5.75%	0.54%

JPMORGAN MONEY MARKET FUNDS

21

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary ” ). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “ market timing ” and also “ late trading ” .

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “ SEC ” ) and the NYAG in resolu tion of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “ SEC Order ” ) instituting and settling administrative and cease-and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agree ment, JPMorgan Investment advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over five years commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an inde pendent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “ Advisers Act ” ) and the Investment Company Act of 1940, as amended ( “ 1940 Act ” ), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and review ing management fee arrangements.

Under the terms of the SEC Order and the MYAG settlement agreement, the $50 million payment by JPMor gan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan currently being developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportion ate share of advisory fees paid by the Funds that suffered such losses during the period of such market tim ing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or regis tered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the anti fraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short- term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that

JPMORGAN MONEY MARKET FUNDS

22

PROSPECTUS DECEMBER

2005

was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other sharehold ers were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consis tent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and state Attorneys General, over 20 lawsuits have been filed by private plaintiffs in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litiga tion, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against JPMorgan Investment Advisors, among others, in West Virginia state court. The complaint focuses on conduct characterized as market tim ing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. The lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defen dants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fidu ciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

JPMORGAN MONEY MARKET FUNDS

23

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Liquid Assets Money Market Fund	Investor	0.5 1%	0.5 3%
JPMorgan U.S. Treasury Plus Money Market Fund	Investor	0. 51%	0.5 3%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On December 1, 2005 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

JPMORGAN MONEY MARKET FUNDS

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PROSPECTUS DECEMBER

2005

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

	JPMorgan Liquid Assets Money Market Fund – Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$52	5.00%	4.49%	4.86%
November 30, 2007	$58	10.25%	9.14%	4.08%
November 30, 20 08	$61	15.76%	14.00%	4.45%
November 30, 2009	$64	21.55%	19.07%	4.45%
November 30, 2010	$67	27.63%	24.37%	4.45%
November 30, 2011	$70	34.01%	29.90%	4.45%
November 30, 2012	$73	40.71%	35.69%	4.45%
November 30, 2013	$76	47.74%	41.72%	4.45%
November 30, 2014	$80	55.13%	48.03%	4.45%
November 30, 2015	$83	62.89%	54.62%	4.45%

	JPMorgan U.S. Treasury Plus Money Market Fund – Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2006	$52	5.00%	4.49%	4.86%
November 30, 2007	$56	10.25%	9.16%	4.10%
November 30, 20 08	$59	15.76%	14.04%	4.47%
November 30, 2009	$62	21.55%	19.14%	4.47%
November 30, 2010	$65	27.63%	24.46%	4.47%
November 30, 2011	$67	34.01%	30.03%	4.47%
November 30, 2012	$70	40.71%	35.84%	4.47%
November 30, 2013	$74	47.74%	41.91%	4.47%
November 30, 2014	$77	55.13%	48.25%	4.47%
November 30, 2015	$80	62.89%	54.88%	4.47%

JPMORGAN MONEY MARKET FUNDS

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Privacy Policy

The JPMorgan Funds understand that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

•	Consumer — an individual who applies for or obtains a financial product or service from the JPMorgan Funds for personal, family or household purposes, including individuals who don’t have a continuing relationship with the JPMorgan Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in the JPMorgan Funds.

•	Customer — a consumer who has a continuing relationship with the JPMorgan Funds through record ownership of fund shares.

•	Nonpublic personal information — any personally identifiable financial information about a consumer that is obtained by the JPMorgan Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, on our website, or through other means;

•	Information we receive from you through transactions, correspondence and other communications with us; and

•	Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH THIRD PARTY SERVICE PROVIDERS

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service accounts. For instance, we will share information with the transfer agent for the JPMorgan Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

JPMORGAN DISTRIBUTION SERVICES, INC. (JPMDS)

In general, JPMDS, as distributor for the JPMorgan Funds, does not independently collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to JPMDS nonpublic personal financial information relating to shareholders or prospective shareholders as necessary for JPMDS to perform services for the Funds. In such circumstances, JPMDS adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to the Funds to protect the security and confidentiality of the information.

CHILDREN’S ONLINE PRIVACY ACT DISCLOSURE

From our website, the JPMorgan Funds do not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

SECURITY

For your protection, the JPMorgan Funds maintain security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

THE JPMORGAN FUNDS’ PRIVACY COMMITMENT

The JPMorgan Funds are committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.jpmorganfunds.com.

This description of the JPMorgan Funds’ Privacy Policy is not part of the prospectus.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-4236

©JPMorgan Chase & Co. All Rights Reserved. December 2005.

PR-MMINV-1205

JPMorgan Money Market Funds

STATEMENT OF ADDITIONAL INFORMATION
December 1, 2005

JPMorgan Trust II

JPMorgan Liquid Assets Money Market Fund (the “Liquid Assets Money Market Fund”)
JPMorgan U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”)
JPMorgan U.S. Treasury Plus Money Market Fund
(the “U.S. Treasury Plus Money Market Fund”)
JPMorgan Municipal Money Market Fund
(the “Municipal Money Market Fund”)
JPMorgan Michigan Municipal Money Market Fund
(the “Michigan Municipal Money Market Fund”)
JPMorgan Ohio Municipal Money Market Fund (the “Ohio Municipal Money Market Fund”)
(each a “Fund,” and collectively the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectuses dated December 1, 2005 for the Funds (each a “PROSPECTUS” and, together, the “PROSPECTUSES”). This SAI is incorporated in its entirety into each Fund’s Prospectus or Prospectuses. The Annual Report for the Funds for the fiscal year ended June 30, 2005 is incorporated by reference into this SAI. A copy of the Annual Report and each Prospectus is available without charge by writing to JPMorgan Distribution Services, Inc., at P.O. Box 711235, Columbus, Ohio 43271-1235.

For more information about the Funds or the Financial Statements, simply write or call:

Morgan Shares, Class B Shares, Class C Shares, Investor Shares, Premier Shares and Reserve Shares:	Agency Shares, Capital Shares, Institutional Class Shares and Service Shares:

JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528	JPMorgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3 Newark, DE 19713

1-800-480-4111	1-800-766-7722

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THE TRUST

The Funds are series of JPMorgan Trust II (the “Trust”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. The Funds were formerly series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.

The Trust currently consists of forty-three series of units of beneficial interest (“SHARES”) each representing interests in separate investment portfolios (the “ JPMORGAN FUNDS”). This SAI includes information for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. The other JPMorgan Funds are covered by a separate Statement of Additional Information.

JPMorgan Funds. After the close of business on February 18, 2005, certain series of J.P. Morgan Mutual Fund Trust (the “Predecessor JPMorgan Funds”) and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds:

Target Funds	Surviving Funds
One Group U.S. Government Securities Money Market Fund; JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund now known as JPMorgan U.S. Government Money Market Fund

JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund now known as JPMorgan Liquid Assets Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund now known as JPMorgan U.S. Treasury Plus Money Market Fund

Fund Names. Prior to February 19, 2005, the Funds had the following names listed below corresponding to their current names:

Former One Group Name	Current Names as of February 19, 2005
One Group Government Money Market Fund	JPMorgan U.S. Government Money Market Fund

One Group Michigan Municipal Money Market Fund	JPMorgan Michigan Municipal Money Market Fund
One Group Municipal Money Market Fund	JPMorgan Municipal Money Market Fund
One Group Ohio Municipal Money Market Fund	JPMorgan Ohio Municipal Money Market Fund
One Group Prime Money Market Fund	JPMorgan Liquid Assets Money Market Fund
One Group U.S. Treasury Securities Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund

Diversification. All of the Trust’s Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), except the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund which are non-diversified.

Share Classes. Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which will be offered in the future) by each of the Funds as of the date of this Statement of Additional Information:

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Fund	Capital		Institutional Class	Agency		Premier		Investor		Morgan	Reserve[2]	Class B	Class C	Service
Liquid Assets Money Market	X		X	X		X		X	[1]	X	X	X	X	X
U.S. Government Money Market	X	[4]	X	X	[4]	X	[4]			X	X			X
U.S. Treasury Plus Money Market			X	X		X		X	[1]	X	X	X	X
Municipal Money Market			X	X		X	[3]			X	X			X
Michigan Municipal Money Market						X	[3]			X	X
Ohio Municipal Money Market						X	[3]			X	X

1	Effective February 19, 2005, the Class I Shares of these Funds were redesignated Investor Shares.

2	Effective February 19, 2005, the Class A Shares of these Funds were redesignated Reserve Shares. Shareholders who were not utilizing sweep services as of February 18, 2005 automatically exchanged their Reserve Shares for Morgan Shares.

3	Effective February 19, 2005, the Class I Shares of these Funds were redesignated Premier Shares.

4	Effective February 19, 2005, Class I Shares, Administrative Class Shares, and Class S Shares of this Fund were redesignated Capital Shares, Agency Shares, and Premier Shares, respectively.

Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund’s Prospectus.

Pegasus Consolidation. In March, 1999, the then-existing Funds of One Group Mutual Funds (the Predecessor to the Trust) consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Fund listed below, the Funds of the Trust were considered to be the surviving fund for accounting purposes. The following shows the name of the former Pegasus Fund that is considered to be the surviving fund for accounting purposes and the current name of such Fund:

Name of Former Pegasus Fund	Current Name of JPMorgan Fund
Pegasus Michigan Municipal Money Market Fund	JPMorgan Michigan Municipal Money Market Fund

The Fund is referred to as the “PEGASUS PREDECESSOR FUND.” The Pegasus Predecessor Fund is identified in this SAI by its JPMorgan name.

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INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement each Fund’s investment objective and policies as set forth in the respective Prospectus for that Fund. Additional details about each Fund’s investment practices are contained in Appendix B to this Statement of Additional Information. JPMorgan Investment Advisors Inc. (“JPMORGAN INVESTMENT ADVISORS”, formerly known as Banc One Investment Advisors Corporation) advises each Fund and is referred to herein as the “INVESTMENT ADVISER”.

Additional Information on Fund Instruments

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

Some of the Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Funds may also invest in yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. All of the Funds may utilize Demand Deposits in connection with their day-to-day operations.

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Commercial Paper

Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. With respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds, other than the U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund only purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion), or, if unrated, determined by the Investment Adviser to be of comparable quality.

Some of the above Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Demand Features

Some of the Funds may acquire securities that are subject to puts and standby commitments (“DEMAND FEATURES”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

Under a “STAND-BY COMMITMENT,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Foreign Investments

Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper.

Risk Factors of Foreign Investments

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic

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issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Securities issued by U.S. government agencies or instrumentalities may not be guaranteed by the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Fund’s Investment Adviser believes the credit risk presented by the obligations is determined to be minimal.

Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), which are supported only by the credit of such entities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of their obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see “Investment Objective and Policies—Additional Information on Fund Instruments—Mortgage-Related Securities” in this SAI.

High Quality Investments

The Funds may invest only in obligations determined by the Investment Adviser to present minimal credit risks under guidelines adopted by the Trust’s Board of Trustees.

The U.S. Treasury Plus Money Market Fund may invest only in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Plus Money Market Fund may be subject to repurchase agreements.

The U.S. Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

With regard to the Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities; or (ii) in the case of multiple-rated securities, possess one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by the Investment Adviser to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, “ELIGIBLE SECURITIES”). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer’s short-term debt obligations if determined by the Investment Adviser to be comparable in priority and security to the obligation selected for purchase by the Trust.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Investment Adviser to be of comparable quality, provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Investment Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an

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Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by the Investment Adviser pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all Eligible Securities other than First-Tier Securities.

Each Fund (other than the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund) will not invest more than 5% of its total assets in the securities of any one issuer (unless otherwise permitted under Rule 2a-7). The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund, with respect to 75% of each of their portfolios, will not invest more than 5% of each of their total assets in the securities of any one issuer; however, these Funds will not invest more than 5% of their total assets in securities of any one issuer unless the securities are First Tier Securities. In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund’s total assets or $1 million. The Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund may not invest more than 5% of their total assets in Second Tier Conduit Securities (as defined in Rule 2a-7), with investment in the Second Tier Conduit Security of one issuer further limited to the greater of 1% of the Fund’s total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund’s assets or a subsequent change in a security’s qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund’s assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Fund, repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Trust’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Investment Adviser may be required to promptly dispose of an obligation held in a Fund’s portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the Funds may enter into lending agreements (“Interfund Lending Agreements”) under which the Funds would lend money and borrow money for temporary purposes directly to and from each other through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s interfund

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borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional borrowing costs.

Investment Company Securities

Some Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which JPMorgan Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. The Investment Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by JPMorgan Investment Advisors or its affiliates.

Mortgage-Related Securities

MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “CODE”) and invests in certain mortgages principally secured by interests in real property and other permitted investments).

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as Ginnie Mae;

•	government-related organizations such as Fannie Mae and Freddie Mac; and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or

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entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

CMOs and guaranteed REMIC pass-through certificates (“REMIC CERTIFICATES”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “MORTGAGE ASSETS”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

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Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-BONDS”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC CERTIFICATES”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Limitations on the use of Mortgage-Backed Securities

The Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Liquid Assets Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Investment Adviser to be of comparable quality.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Investment Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

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Risk Factors of Mortgage-Related Securities

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

1.	bridges,

2.	highways,

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3.	roads,

4.	schools,

5.	waterworks and sewer systems, and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations,

2.	obtaining funds for general operating expenses, and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “PRIVATE ACTIVITY BONDS” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities,

2.	qualified residential rental projects,

3.	certain local electric, gas and other heating or cooling facilities,

4.	qualified hazardous waste facilities,

5.	high-speed intercity rail facilities,

6.	governmentally-owned airports, docks and wharves and mass transportation facilities,

7.	qualified mortgages,

8.	student loan and redevelopment bonds, and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “INDUSTRIAL DEVELOPMENT BONDS” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities,

2.	sports facilities,

3.	industrial parks,

4.	convention or trade show facilities,

5.	airport, mass transit, port or parking facilities,

6.	air or water pollution control facilities,

7.	sewage or solid waste disposal facilities, and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

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The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes,

2.	Tax Anticipation Notes,

3.	Bond Anticipation Notes,

4.	Revenue Anticipation Notes,

5.	Project Notes, and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

•	general money market conditions,

•	coupon rate,

•	the financial condition of the issuer,

•	general conditions of the municipal bond market,

•	the size of a particular offering,

•	the maturity of the obligations, and

•	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The applicable Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies

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available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Risk Factors in Municipal Securities

Tax Risk. The Internal Revenue Code of 1986, as amended (the “Code”), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)

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Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities

The Funds may also invest in Municipal Securities if the Investment Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

The Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Michigan Municipal Securities

As used in this Statement of Additional Information, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

Risk Factors Regarding Michigan Municipal Securities. The State of Michigan’s economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

The 2001–2003 national economic downturn has had and continues to have a significant adverse impact on Michigan’s economy and upon the revenue of Michigan and its political subdivisions, disproportionate to, and more severe than, that upon the nation as a whole. The decline in Michigan wage and salary employment from its peak in early 2000 has been three times more severe than the national decline from its peak. In 2004, Michigan wage and salary employment declined by an estimated 1.1%, marking the fourth straight year of employment decline, and the unemployment rate in the state as of June 2005 was an estimated 6.8%. However, in 2004 personal income in Michigan is estimated to have grown 2.7% on a year to year basis.

The overall decline in the national economy, exacerbated by Michigan’s dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-

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2005. Among other means of supporting expenditures for State programs, the State’s Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2004 being $81 million.

Among the budget uncertainties facing Michigan during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund kindergarten through twelfth grade education in the future, whether international monetary or financial crises will adversely affect Michigan’s economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The Michigan Constitution limits the amount of total state revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of state personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978–79 fiscal year state government revenues to total calendar 1977 state personal income (which was 9.49%).

The Michigan Constitution also provides that the proportion of state spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978–79 fiscal year. Michigan originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the state’s Attorney General. Spending for local units met this requirement for fiscal years 1986–87 through 1991–92. As the result of litigation, Michigan agreed to reclassify certain expenditures, beginning with fiscal year 1992–93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

The Michigan Constitution limits state general obligation debt to (i) short term debt for state operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

Constitutional changes in 1994 shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional expenses. These additional revenues will be included within the State’s constitutional revenue limitations and impact Michigan’s ability to increase revenues and continue expenditures for services at levels projected at the beginning of 2003.

Michigan has issued and has outstanding general obligation full faith and credit bonds for Water Resources, the Environmental Protection Program, the Recreation Program and School Loan purposes. As of September 30, 2004, the state had approximately $1.5 billion of general obligation bonds outstanding.

Michigan may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the state, substantially affect state programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the state’s sales and use tax increased from 4% to 6%, the state income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified

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agricultural property. Proposal A as implemented contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to Michigan and raised additional state revenues to fund these additional state expenses. These additional revenues will be included within Michigan’s constitutional revenue limitations and impact Michigan’s ability to raise additional revenues in the future.

A state economy during a continued recessionary cycle also, as a separate matter, adversely affects the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other “revenue” securities to make periodic payments for the use of those facilities.

Ohio Municipal Securities

As used in this Statement of Additional Information, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities. The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund’s Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government’s power to increase taxes or otherwise raise revenues. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal of and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

Repurchase Agreements

The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Investment Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if the agreement is collateralized by securities in which the Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may

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also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds’ restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the value of the collateral falls below 100%. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Funds that are permitted to invest in repurchase agreements (other than the Liquid Assets Money Market Fund) may engage only in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act, which has the effect of enabling the Funds to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. The Liquid Assets Money Market Fund may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSROs. For these repurchase agreement transactions, the Liquid Assets Money Market Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Certain of the Funds may invest in repurchase agreements where the underlying securities are non-governmental securities but only if the Funds would be permitted to invest in such securities directly. These repurchase securities are subject to additional risks.

Reverse Repurchase Agreements

Certain Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund’s investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act. The U.S. Government Money Market Fund is not permitted to borrow money for temporary purposes by entering into reverse repurchase agreements.

Restricted Securities

Certain Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities. Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Investment Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“RULE 144A”). Rule 144A is a

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nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Investment Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•	The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Investment Adviser to be of equivalent quality;

•	he Fund’s Investment Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

•	The Fund’s Investment Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Investment Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Investment Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Lending

To generate additional income, certain Funds, may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund’s prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Fund’s Investment Adviser to be of good standing under guidelines established by the Trust’s Board of Trustees and when, in the judgment of the Fund’s Investment Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Fund’s Investment Adviser will terminate a loan and regain the right to vote if it were considered material with respect to an investment.

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Short-Term Funding Agreements

To enhance yield, certain Funds may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 10% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Treasury Receipts

Certain Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. A Fund’s Investment Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

Subject to their investment objective policies and restrictions, certain Funds may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par

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value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Investment Adviser under guidelines established by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

With respect to the Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

(1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% of the Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Fund’s Investment Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

When-Issued Securities and Forward Commitments

The Funds may purchase securities on a “when-issued” and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by their Investment Adviser to present attractive investment opportunities. When-issued securities are purchased

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for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When a Fund’s Investment Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. In addition, when a Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Limitations on the Use of When-Issued Securities and Forward Commitments. No Fund intends to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of its Investment Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Investment Adviser deems it appropriate to do so.

INVESTMENT RESTRICTIONS

The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.

Fundamental Policies

Each of the Funds may not:

1.	Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2.	Purchase securities on margin or sell securities short for use of short-term credit necessary for clearance of purchases of portfolio securities.

3.	Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

4.	Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.	Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Plus Money Market Fund, and the U.S. Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

6.	Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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7.	Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

8.	Issue senior securities except with respect to any permissible borrowings.

9.	Purchase or sell real estate (however, the U.S. Government Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Each of the Funds other than the U.S. Government Money Market Fund may not:

1.	Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Liquid Assets Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Liquid Assets Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Liquid Assets Money Market Fund and the Municipal Money Market Fund.

With respect to the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to the U.S. Treasury Plus Money Market Fund, this limitation does not apply to U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

2.	Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

The following policy applies to the Michigan Municipal Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund:

1. Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities.

As a result, the following policies apply to each of the Municipal Funds:

1.	The Municipal Money Market Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

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2.	The Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal personal income tax. For purposes of this policy, the Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

3.	The Michigan Municipal Money Market Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

4.	The Ohio Municipal Money Market Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

The U.S. Treasury Plus Money Market Fund may not:

1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

The U.S. Government Money Market Fund may not:

1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

The U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund may not:

1. Buy state, municipal, or private activity bonds.

Non-Fundamental Policies

The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

The following policy applies to the Funds:

For purposes of the Fund’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

No Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate 10% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

The foregoing percentages apply at the time of purchase of a security. The Investment Adviser shall report to the Board of Trustees promptly if any of a Fund’s investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless

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the Fund’s Investment Adviser is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets.

2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Liquid Assets Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed .25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

Temporary Defensive Positions

To respond to unusual market conditions, certain of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s prospectus. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

TAX INFORMATION

Additional Tax Information Concerning all Funds

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to meet the requirements necessary to qualify each year as a “regulated investment company” under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.

In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (defined below).

In general, for purposes of the 90% gross income requirement described in the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (1) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally,

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for purposes of the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. These requirements may limit the range of the Fund’s investments.

If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its investment company taxable income (very generally, taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

If a Fund were to fail to qualify as a regulated investment company in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their “ordinary income” (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a Shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a Shareholder taxed as an individual provided the Shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of that

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Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2008.

Distributions in excess of a Fund’s current and accumulated “earnings and profits” will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder’s basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder’s basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss.

If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if a shareholder recognized a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund’s book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Certain debt securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, CATS and zero coupon bonds), are sold at original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in taxable income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to

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generate the cash necessary for the required distributions. Such sales may occur at a time when the Investment Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

Additional Tax Information Concerning the Municipal Funds*

A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax.

The policy of each Municipal Fund is to distribute each year as exempt-interest dividends substantially all the Fund’s net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Municipal Fund and properly designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund’s taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Municipal Fund during such year, regardless of the period for which the Shares were held.

Exempt-interest dividends may generally be treated by a Municipal Fund’s Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Municipal Fund is advised to consult his, her or its tax adviser to determine the suitability of shares of the Fund as an investment and the precise effect of an investment in the Fund on their particular tax situation.

Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code’s requirements for the payment of “exempt-interest” dividends.

All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Each Municipal Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal

* The “Municipal Funds” includes the Municipal Money Market Fund, Ohio Municipal Money Market Fund and Michigan Municipal Money Market Fund.

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income tax purposes, some or all of the market discount will be included in the Fund’s ordinary income and will be taxable to shareholders as such when it is distributed to them.

Each Municipal Fund may acquire rights regarding specified portfolio securities under puts. See “Investment Objectives and Policies—Additional Information on Fund Investments—Demand Features.” The policy of each Municipal Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Shareholders are also advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

Michigan Taxes. Distributions received from the Michigan Municipal Money Market Fund is exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt Michigan Municipal Securities, under the current positions of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder’s business activity, may, however be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt Michigan Municipal Securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund representing interest on obligations held by the Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Fund for purposes of the Ohio franchise tax net income base.

Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund will continue to qualify as regulated investment companies under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

VALUATION

The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

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The Funds will be valued periodically (normally weekly) to determine the extent of deviation, if any, of the current net asset value (“NAV”) per share of the Funds using market values of the Funds’ securities from the Funds’ $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value by any approved pricing service may be used. If quotations are not available and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under procedures approved by the Trust’s Board of Trustees.

If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviations. These steps may include selling portfolio instruments prior to maturity to realize capital gains or to shorten the average portfolio maturity, withholding or supplementing dividends, declaring additional dividends, reducing the number of a Fund’s outstanding shares without monetary consideration (redeeming shares in kind), utilizing an NAV determined by using available market quotations or investing all cash in instruments maturing on the next business day.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

The net asset value per share of each Fund is determined and its Shares are priced as of the times specified in the Prospectus for the applicable Fund and applicable Share class. The net asset value per share of each Fund’s Shares is calculated by determining the value of the respective Class’s proportional interest in the securities and other assets of the Fund, less (i) such Class’s proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund’s various classes may differ from each other due to distribution and shareholder service related expenses applicable to various classes of shares of the Funds in varying amounts.

PURCHASES, REDEMPTIONS AND EXCHANGES

The JPMorgan Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The JPMorgan Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

An investor may buy shares in a Fund: (i) through a Financial Intermediary; or (ii) through JPMorgan Distribution Services, Inc. by calling JPMorgan Funds Services or the JPMorgan Institutional Funds Service Center, as applicable. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into a shareholder servicing agreement with the Distributor. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing.

Exchanges

The exchange privileges described in the Prospectuses may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold.

The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another JPMorgan Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by

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either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Purchases-in-Kind

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Valuation.” This is a taxable transaction to the Shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, including without limitation the following: (i) the securities must be traded on a public securities market or have quoted bid and asked prices available; (ii) the Fund’s Investment Adviser must determine that acceptance is in the best interest of the Fund and conforms with the applicable Fund’s fundamental objectives, policies and restrictions; and (iii) a Fund may not accept unregistered securities which, if transferred, would be required to be registered.

Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has not filed an election under Rule 18f-1 under the 1940 Act.

Redemptions

In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Liquid Assets Money Market Fund) when:

(a)	trading on the New York Stock Exchange (the “EXCHANGE”) is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

Additional Information About Class B and Class C Shares.

The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.

If an investor redeems Class C Shares then uses that money to buy Class C Shares of a JPMorgan Fund within 90 days of that redemption, the purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act of 1934.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

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Systematic Withdrawal Plan

Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i)	monthly and constitute no more than 1/[12] of 10% of your then-current balance in a Fund each month; or

(ii)	quarterly and constitute no more than 1/[4] of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders

Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

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MANAGEMENT OF THE TRUST

TRUSTEES

The names of the Trustees of the Funds, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the Predecessor JPMorgan Funds (if applicable), principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)		Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired-President & Chief Executive Officer, Eastern Sales Bankcard (1971–1988)	114		Director, Janel Hydro, Inc. (automotive) (1993–present).

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	113	*	Director, Cardinal Health, Inc. (CAH) (1994–present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	114
Trustee of Bronx-Lebanon Hospital Center (1992–present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director of Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President-Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	114		Director of Providian Financial Corp. (banking) (2002–present).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	113	*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	113	*	Director, Mather LifeWays (1994–present); Director, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	114
Director of Radio Shack Corporation (electronics) (1987–present); Director of The National Football Foundation and College Hall of Fame (1994–present); Trustee of the Berklee College of Music (1998–present); Trustee of the Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	113	*	Director, American University in Cairo.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)		Other Directorships Held Outside Fund Complex
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer of Lumelite Corporation (1985–2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995–present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002–present); Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	113	*
Director, AMS Group (2001–present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	114		None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989–1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990–1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990–1998).	114		None.

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees oversees includes nine registered investment companies (114 funds) as of August 29, 2005.
*	This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
**	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trust.

Standing Committees of the Board

There are four standing committees of the Board of Trustees: Audit Committee, Compliance Committee, Governance Committee and Investment Committee.

The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; (vi) determine the independence of the Funds’ independent accountants; (vii) assist the Board in its oversight of the valuation of the Funds’ securities by the Investment Adviser, as well as any sub-adviser, and (viii) act as a liaison between the Funds’ independent auditors and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit Committee whereby the responsibilities for valuation of portfolio securities are transferred from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to its Valuation Sub-Committee, comprised of Messrs. Higgins and Ruebeck. In instances in which the valuation procedures of the Funds require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-committee of the Audit Committee will act in lieu of the full Board. The Audit Committee was formed on February 19, 2005 and prior to that time, the

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predecessor Audit Committee of the Trust was comprised of all of the members of the Board. The Audit Committee met four times during the fiscal year ended June 30, 2005.

As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer. The Valuation and Compliance Committee was formed on February 19, 2005 and met once during the fiscal year ended June 30, 2005.

The members of the Governance Committee are Messrs. Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the JPMorgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) selection of independent legal counsel to the non-interested trustees and legal counsel to the Funds; (vi) oversight of ongoing litigation affecting the Funds, the Investment Adviser or the non-interested trustees; (vii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee; and (viii) oversight and review of matters with respect to service providers to the Funds (except the Funds’ auditors). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is other wise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the JPMorgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. The Governance Committee was formed effective February 19, 2005 and met once during the fiscal year ended June 30, 2005.

Each member of the Board serves on the Investment Committee and Mr. Spalding acts as Chairperson. The Investment Committee has three sub-committees divided by asset type and different members of the Investment Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Income Funds and the Municipal Bond Funds, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. For the Money Market Funds, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investment Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Investment Adviser to the Funds, as well as any sub-adviser to the Funds. The full Board may delegate to the Investment Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. The primary purpose of each sub-committee is to receive reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and to facilitate the understanding by the Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee. The Investment Committee was formed effective February 19, 2005 and met once during the fiscal year ended June 30, 2005.

Ownership of Securities

As of December 31, 2004, each of the Trustees beneficially owned shares of certain Funds of the Trust in the amounts shown below.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn(3)	None	Over $100,000
Dr. Matthew Goldstein	None	$50,001–$100,000
Robert J. Higgins	None	None
Peter C. Marshall(3)	None	Over $100,000
Marilyn McCoy(3)	None	Over $100,000
William G. Morton, Jr.	None	None
Robert A. Oden, Jr. (3)	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck(3)	None	Over $100,000
James J. Schonbachler	None	$50,001–$100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005. As of December 31, 2004, the Family of Investment Companies consisted of 14 registered investment companies that comprised the “JPMorgan Funds” (70 funds). One Group Mutual Funds and One Group Investment Trust had not yet become part of the Family of Investment Companies.
(2)	For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2004. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2004.
(3)	This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

As of December 31, 2004, none of the independent Trustees or their immediate family members owned securities of the Investment Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Adviser or JPMDS.

Trustee Compensation

Prior to February 19, 2005, the former JPMorgan Funds paid each Trustee of the JPMorgan Funds an annual fee of $120,000 and reimbursed the Trustees for expenses incurred in connection with their service as a Trustee. In addition, the JPMorgan Funds paid the Chairman $130,000 and each Committee Chairman $40,000.

Prior to February 19, 2005, the former One Group Mutual Funds paid each Trustee of the One Group Mutual Funds an annual fee of $110,000 and reimbursed the Trustees for expenses incurred in connection with their service as a Trustee. In addition the One Group Mutual Funds paid the Chairman an additional $20,000.

After the two fund groups merged on February 19, 2005 and became the “JPMorgan Funds” the Funds paid each Trustee of the combined Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

As of July 1, 2005, the funds in the JPMorgan Funds Complex pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Fund pays the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000, respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to

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administrative and staffing services provided to the Chairman, in lieu of establishing an Office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Trust and Fund Complex for the calendar year ended December 31, 2004, are set forth below:

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees[1]
Independent Trustees
William J. Armstrong	$0	N/A	N/A	$160,000
Roland R. Eppley, Jr.	$0	N/A	N/A	$120,000
John F. Finn	$114,727	N/A	N/A	$116,250
Dr. Matthew Goldstein	$0	N/A	N/A	$120,000
Robert J. Higgins	$0	N/A	N/A	$120,000
Peter C. Marshall	$147,605	N/A	N/A	$149,500
Marilyn McCoy	$112,014	N/A	N/A	$113,500
William G. Morton, Jr.	$0	N/A	N/A	$120,000
Robert A. Oden, Jr.	$114,727	N/A	N/A	$116,250
Fergus Reid, III	$0	N/A	N/A	$250,000
Frederick W. Ruebeck	$127,798	N/A	N/A	$129,500
James J. Schonbachler	$0	N/A	N/A	$120,000
Interested Trustee
Leonard M. Spalding, Jr.	$0	NA	N/A	$160,000	ˆ

ˆ	Includes $146,667 of deferred compensation.
1	As of December 31, 2004, each of the Trustees only served on the boards for the heritage JPMorgan Fund or the heritage One Group Mutual Funds (including JPMorgan Investment Trust); the compensation represents total amounts paid to the Trustees in such capacities.

OFFICERS

The Funds’ executive officers (listed below) are generally employees of the Investment Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Funds. The officers hold office until a successor has been elected and duly qualified. The Funds have no employees.

The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

Name (Year of Birth), Positions Held with the Fund (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

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Name (Year of Birth), Positions Held with the Fund (Since)	Principal Occupations During Past 5 Years
Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)
Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc. from 1996-2001, an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti-Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999-2005 Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

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Name (Year of Birth), Positions Held with the Fund (Since)	Principal Occupations During Past 5 Years
Suzanne E. Cioffi (1967), Assistant Treasurer (2005)
Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2005)
Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.
**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

As of September 1, 2005, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

JPMorgan Investment Advisors is an “affiliated person” of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust in the Fund Complex, hold or have held positions with JPMorgan Investment Advisors as follows: Nancy E. Fields served as Project Manager, One Group, from July 1999 to October 1999.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Approval of Investment Advisory Agreement. The investment advisory agreements with the advisory entities which act as investment advisers to the JPMorgan Funds, including JPMorgan Investment Advisors, (collectively, “JPMorgan Asset Management”) were formally considered by the Board of Trustees at meetings held in July and August 2005, which included detailed discussions held outside the presence of fund management and the Investment Adviser. In conducting its review, the Board of Trustees, 12 of 13 of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board of Trustees was also assisted by the Funds’ Senior Officer, who prepared independent written evaluations and briefed the Board in person. The review utilized the Board of Trustees’ Investment Sub-Committees in conducting the review on a fund-by-fund basis. The Board’s review of the investment advisory agreement addressed a variety of factors including: (1) the nature, extent, and quality of services provided by the Investment Adviser; (2) costs of services provided and profitability of the Investment Adviser; (3) fall-out benefits; (4) economies of scale; (5) advisory fees and expense ratios, (6) investment performance, and (7) fees relative to the Investment Adviser’s other clients. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information including that provided by Lipper Inc. (an independent provider of mutual fund data). These materials included comparisons of the expenses and performance of each Fund to a broad or general universe of funds and to a “peer group” of funds. The Board also reviewed conflicts of interest, brokerage practices, and the impact of revenue sharing arrangements on JPMorgan Investment Advisors’ and JPMorgan Asset Management’s profitability. In their deliberations, each Trustee attributed different weights to the various factors and considerations and no factor or consideration alone was considered determinative.

In reviewing potential fall-out benefits received by the Investment Adviser and its affiliates as a result of their relationship with the Funds, the Trustees considered that the Investment Adviser discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds, but that certain non-affiliated subadvisers continued to benefit from such soft dollar arrangements. The Trustees also considered that affiliates of the Investment Adviser are expected to earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payment of Rule 12b-1 fees to JPMorgan Distribution Services, which also acts as the Funds’ distributor and that these fees are

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generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Investment Adviser. The Trustees also considered fees paid by JPMorgan Chase Bank for custody and fund accounting and other related services. The Trustees took into account the positive effects on economies of scale attributable to fee breakpoints in the Administration Agreement between the Trusts and JPMorgan Funds Management, Inc. Based on the Lipper material and the other information provided to the Board, the Board determined that the overall arrangement between the Trusts and JPMorgan Asset Management, including the compensation payable under the Investment Advisory Agreements to the Investment Adviser was fair and reasonable in light of the services provided by JPMorgan Asset Management and the expenses associated with providing such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

INVESTMENT ADVISER

JPMorgan Investment Advisors Inc.

Investment advisory services to each of the Trust’s Funds are provided by JPMorgan Investment Advisors. JPMorgan Investment Advisors makes the investment decisions for the assets of the Funds it advises. In addition, JPMorgan Investment Advisors continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMorgan Investment Advisors or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMorgan Investment Advisors, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMorgan Investment Advisors became an indirect, wholly-owned subsidiary of JPMorgan Chase. The Distributor and Administrator of the Funds are also subsidiaries of JPMorgan Chase. JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware, that was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.

JPMorgan Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of the former Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including the Trust (formerly, The One Group and the Helmsman Funds) since 1985.

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During the fiscal years ended June 30, 2003, 2004 and 2005, the Funds of the Trust paid the following investment advisory fees to JPMorgan Investment Advisors and JPMorgan Investment Advisors voluntarily waived investment advisory fees as follows:

ADVISORY FEES
(in 000’s)

	Fiscal Year Ended June 30,
	2003		2004		2005
Funds	Net	Waived	Net	Waived	Net	Waived
Liquid Assets Money Market	$35,792	$3,355	$31,984	$1,739	$20,048	$1,176
U.S. Government Money Market	$7,370	$—	$8,282	$—	$8,203	$—
Michigan Municipal Money Market	$418	$124	$340	$101	$378	$98
Municipal Money Market	$4,693	$1,391	$3,872	$1,147	$2,695	$688
Ohio Municipal Money Market	$410	$51	$329	$37	$228	$29
U.S. Treasury Plus Money Market	$23,043	$678	$18,785	$16	$12,205	$49

All investment advisory services provided to the Funds by JPMorgan Investment Advisors are provided pursuant to an amended and restated investment advisory agreement dated August 12, 2004 (the “INVESTMENT ADVISORY AGREEMENT”). The Investment Advisory Agreement will continue in effect until October 31, 2005 with JPMorgan Investment Advisors and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement was approved by the Trust’s Board of Trustees at their quarterly meeting held August 10-12, 2005. The Investment Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Investment Adviser as the case may be. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

With respect to each class of Shares of the Funds other than the U.S. Government Money Market Fund, for the period beginning February 19, 2005 and ending October 31, 2006, JPMorgan Investment Advisors, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Funds as indicated below. For the U.S. Government Money Market Fund, such contractual waivers and reimbursements shall be in effect for the periods identified below. The last column in the table below shows the percentage fee that JPMorgan Investment Advisors is entitled to under the Investment Advisory Agreement starting February 19, 2005. The fee is based on the annual percentages of the average daily net assets of the Funds.

Funds	Reserve		Class B	Class C	Investor	Institutional Class	Morgan	Capital		Agency		Premier		Service	Advisory Fee
U.S. Treasury Plus Money Market Fund	0.70%		0.97%	0.97%	0.51%	0.20%	0.59%	N/A		0.26%		0.45%		N/A	0.08%
Liquid Assets Money Market Fund	0.70%		0.97%	0.97%	0.51%	0.20%	0.59%	0.16%		0.26%		0.45%		1.00%	0.08%
Municipal Money Market Fund	0.70%		N/A	N/A	N/A	0.20%	0.59%	N/A		0.26%		0.45%		1.00%	0.08%
Ohio Municipal Money Market Fund	0.70%		N/A	N/A	N/A	N/A	0.59%	N/A		N/A		0.45%		N/A	0.08%
Michigan Municipal Money Market Fund	0.70%		N/A	N/A	N/A	N/A	0.59%	N/A		N/A		0.45%		N/A	0.08%
U.S. Government Money Market Fund	0.70	%(1)	N/A	N/A	N/A	0.20%	0.59%	0.16	%(2)	0.26	%(3)	0.45	%(4)	1.00%	0.08%

(1)	Until February 19, 2006, the expense limitation for the Reserve Shares is 0.69%.

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(2)	Until February 19, 2006, the expense limitation for the Capital Shares is 0.14%.
(3)	Until February 19, 2006, the expense limitation for the Agency Shares is 0.24%.
(4)	Until February 19, 2006, the expense limitation for the Premier Shares is 0.39%.

The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Investment Personnel Holdings

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers who serve on a team that manages a Fund, as of December 31, 2004. This table includes shares beneficially owned by such investment personnel through JPMorgan Investment Advisors’ deferred compensation plan and the JPMorgan Chase 401(k) plan.

Dollar Range of Shares in the Fund
Fund	Name	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	over $100,000
U.S. Government Money Market Fund*	Christopher Mercy	X
Liquid Assets Money Market Fund	John Tobin Doris Grillo Chris Tufts	X X X
Michigan Municipal Money Market Fund	Nicholas Rabiecki Thomas Cary Curtis White	X X X
Municipal Money Market Fund	Nicholas Rabiecki Thomas Cary Curtis White	X X X
Ohio Municipal Money Market Fund	Nicholas Rabiecki Thomas Cary Curtis White	X X X
U.S. Treasury Plus Money Market Fund	Christopher Mercy Patrick Watson	X X

*	Due to the eligibility requirements for purchasing shares of this Fund, investment personnel typically do not own shares of this Fund.

Code of Ethics

The Trust, JPMorgan Investment Advisors, its affiliated sub-advisers, and JPMDS have each adopted codes of ethics under Rule 17j-1 of the 1940 Act.

The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust or a Fund any untrue statement of a material fact or omitting to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions. Each of JPMorgan Investment Advisor’s affiliated sub-advisers has also adopted the code of ethics described above.

The code of ethics adopted by JPMorgan Investment Advisors requires that all employees must: (i) place the interest of the accounts which are managed by JPMorgan Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each investment

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adviser are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The investment advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

Portfolio Transactions

On behalf of the Funds, the Investment Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

Subject to the overriding objective of obtaining the best execution of orders, the Investment Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Investment Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted two exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker. The first order permits each Fund to deal with J.P. Morgan Securities Inc., as principal in the purchase and sale of taxable money market instruments (including commercial paper, bankers acceptances and medium term notes) and repurchase agreements. The second order permits each Fund to deal with J.P. Morgan Securities Inc., as principal in the purchase and sale of tax exempt money market instruments (including tax exempt commercial paper, general obligation and revenue anticipation notes, variable rate demand notes and put bonds). The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

JPMDS and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. JPMDS and its affiliates deal, trade and invest for their own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. JPMDS and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds’ distributor, JPMDS, or its affiliates. JPMorgan Investment Advisors has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of JPMorgan Investment Advisors. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, JPMorgan Investment Advisors and its affiliates may exchange among themselves certain information about the shareholder and his account.

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Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Investment Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, the Investment Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Investment Adviser or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, the Investment Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trust (“JPMFM” or the “ADMINISTRATOR”). JPMFM is an affiliate of JPMorgan Investment Advisors, and an indirect wholly-owned subsidiary of JPMorgan Chase.

The Administrator performs or supervises all operations of each Fund it serves (other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, and generally assists in all aspects of the Trust’s operations other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Beginning July 1, 2005, the Administrator hired J.P. Morgan Investor Services, Inc. (“JPMIS”) as each Fund’s sub-administrator. JPMIS will receive a portion of the fees received by JPMFM for the services that it provides to the Funds.

Unless sooner terminated, the Administration Agreement between the Trust and the Administrator will continue in effect through October 31, 2005. Thereafter, if not terminated, the Administration Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Trust’s Board of Trustees or by the Administrator. The termination of the Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Funds as follows:

Effective February 19, 2005, compensation for each of the Funds shall be at annual rates as follows: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Prior to February 19, 2005, the Administrator was entitled to the following compensation, for its services, which is calculated daily and paid monthly for each of the Funds other than the U.S. Government Money Market Fund: Compensation for each of the Funds other than the U.S. Government Money Market Fund shall be at annual rates of the Fund’s average daily net assets as follows: twenty one-hundredths of one percent (0.20%) of amounts included in that

47

portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (0.18%) of amounts included in the portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one-hundredths of one percent (0.16%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to each Fund other than the U.S. Government Money Market Fund shall be computed daily in amounts strictly proportionate to the amount of the Fund’s average daily net assets as a percentage of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to this Agreement, and shall be paid periodically.

Through February 18, 2005, compensation for the U.S. Government Money Market Fund was at the following annual rates: five one-hundredths of one percent (0.05%) of the Fund’s average daily net assets. The fees pertaining to the U.S. Government Money Market Fund was computed daily and paid periodically.

The Trust paid fees for administrative services to JPMorgan Funds Management, Inc. as Administrator for the fiscal years ended June 30, 2005, 2004, and 2003 as follows:

	Fiscal Year Ended June 30,
	2003		2004		2005
Fund	Net	Waived	Net	Waived	Net	Waived
U.S. Government Money Market	$4,606,108	$—	$5,175,914	$—	$4,530,326	$2,628,243
Michigan Municipal Money Market	$249,848	$—	$203,059	$—	$207,073	$45,529
Municipal Money Market	$2,804,518	$—	$2,313,320	$—	$1,680,457	$114,890
Ohio Municipal Money Market	$247,606	$—	$196,636	$—	$123,841	$32,749
Liquid Assets Money Market	$18,047,063	$—	$15,541,489	$—	$10,309,148	$1,392,595
U.S. Treasury Plus Money Market	$10,935,204	$—	$8,664,500	$—	$6,770,378	$402,260

Distributor and Predecessor Distributor

Effective April 1, 2002, JPMorgan Distribution Services, Inc. (formerly known as One Group Dealer Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio (“JPMDS” or the “DISTRIBUTOR”), began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMorgan Investment Advisors and a direct, wholly-owned subsidiary of JPMorgan Chase.

JPMDS is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers. The Board has approved a new distribution agreement with the Distributor which will become effective February 19, 2005. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2005 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust’s Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act.

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2005.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases(1)	Brokerage Commissions	Other Compensation(1)
Liquid Assets Money Market Fund	—	$303,589.87	$88.00	$10,405,362.33
U.S. Government Money Market Fund	—	—	—	$2,203,726.35

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Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases(1)	Brokerage Commissions	Other Compensation(1)
U.S. Treasury Plus Money Market Fund	—	$18,870.31	—	$4,563,116.44
Municipal Money Market Fund	—	$4,489.69	—	$905,693.95
Michigan Municipal Money Market Fund	—	—	—	$128,049.59
Ohio Municipal Money Market Fund	—	—	—	$166,378.01

(1)	Includes compensation paid from JPMDS to SG Constellation LLC in connection with financing commissions on Class B Shares.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 2005 was $4,567,229.74. The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 2004 was $4,358,461.09 and for the fiscal year ended June 30, 2003 was $2,219,949.02.

Predecessor Distribution and Shareholder Services Plans

Prior to February 19, 2005, the Funds had adopted a Predecessor Distribution and Shareholder Services Plan with respect to Class A and the former Service Class (which were subsequently discontinued) shares and a Predecessor Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares (collectively, the “Predecessor Plans”). These Predecessor Plans were terminated effective February 19, 2005. During the fiscal year ended June 30, 2005, payments made for distribution and shareholder services under Rule 12b-1 up until February 18, 2005 were made under these Predecessor Plans and are disclosed with the total fees paid during the fiscal year below under “Combined Amended and Restated Distribution Plan.”

Combined Amended and Restated Distribution Plan

On August 12, 2004 the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the plan, approved a Combined Amended and Restated Distribution Plan (the “Combined Distribution Plan”), which became effective on February 19, 2005. Initially the Combined Distribution Plan (i) created a combined Distribution Plan for Class B, Class C, Morgan and Reserve Shares (as well as classes of certain other series of the Trust), (ii) reduced the fees payable by Class B and Class C Shares from 1.00% of the average daily net assets of Class B and Class C Shares to 0.75%, and (iii) removed shareholder servicing activities related to Class B and Class C Shares, which will be provided for under the Shareholder Servicing Agreement for such classes. The distribution fee payable by Morgan Shares and Reserve Shares is 0.10% and 0.25%, respectively, of the average daily net assets of such shares. The Combined Distribution Plan was subsequently amended to add a new distribution fee for the Service Shares; the distribution fee payable by the Service Shares is 0.60% of the average daily net assets of such shares. The Combined Distribution Plan was most recently approved by the Trust’s Board of Trustees at a meeting on August 9–11, 2005.

The distribution fee payable under the Combined Distribution Plan may be used to finance any activity that is primarily intended to result in the sale of Fund shares. To the extent that amounts paid under the Combined Distribution Plan are not used specifically to reimburse the Distributor, such amounts may be treated as compensation for the Distributor’s distribution-related services.

In accordance with Rule 12b-1 under the 1940 Act, the Combined Distribution Plan may be terminated with respect to the Class B Shares, Class C Shares, Morgan Shares, Reserve Shares and Service Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B Shares, Class C Shares, Morgan Shares, Reserve Shares and Service Shares, respectively, of that Fund. The Combined Distribution Plan may be amended by vote of the Trust’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Combined Distribution Plan that would materially increase the distribution fee with respect to the Class B Shares, Class C Shares, Morgan Shares, Reserve Shares or Service Shares of a Fund requires the approval of the applicable Class’ shareholders. The Trust’s Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Combined Distribution Plan indicating the purposes for which such expenditures were made.

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The table below sets forth the Rule 12b-1 fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) with respect to fiscal year ended June 30, 2005 (amounts in thousands):

	Fiscal Year Ended June 30, 2005
Fund	Paid/Accrued	Waived
Liquid Assets Money Market Fund
Morgan Shares(1)	$82	$—
Class B Shares(2)	$320	$121
Class C Shares(2)	$365	$23
Reserve Shares(2)	$9970	$—
Service Shares(3)	$—	$—
U.S. Government Money Market Fund
Morgan Shares(1)	$835	$—
Reserve Shares(2)	$533	$—
Service Shares(3)	$—	$—
U.S. Treasury Plus Money Market Fund
Morgan Shares(1)	$258
Class B Shares(2)	$24	$13
Class C Shares(2)	$32	$3
Reserve Shares(2)	$4,369	$—
Municipal Money Market Fund
Morgan Shares(1)	$11	$—
Reserve Shares(2)	$913	$—
Service Shares(3)	$—	$—
Michigan Municipal Money Market Fund
Morgan Shares(1)	$4	$—
Reserve Shares(2)	$126	$—
Ohio Municipal Money Market Fund
Morgan Shares(1)	$1	$—
Reserve Shares(2)	$169	$—

(1)	Shares commenced operations as of February 19, 2005.
(2)	Includes amounts paid under Predecessor Distribution and Shareholder Services Plan prior to February 19, 2005. Prior to February 19, 2005, Reserve Shares were Class A Shares.
(3)	As of June 30, 2005, Service Shares had not commenced operations.

Predecessor Shareholder Services Plan for former Class S and Administrative Class Shares

The Shareholder Services Plan with respect to former Class S and Administrative Class Shares was amended and restated on May 15, 2003. The Shareholder Services Plan was approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Shareholder Services Plan. The Shareholder Services Plan was terminated effective February 19, 2005.

Pursuant to the Shareholder Services Plan, financial institutions, broker-dealers and other financial intermediaries (“Service Organizations”) that entered into a written Shareholder Services Agreement, or other similar agreement, under which the Service Organizations perform administrative support services for beneficial owners of former Class S and Administrative Class Shares received a fee, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of Class S shares owned by their respective customers and at an annual rate of up to 0.10% of the average daily net assets of Administrative Class Shares owned by their respective customers. The types of administrative support services the Service Organizations provided could include (i) aggregating and processing purchase and redemption requests for a Fund’s shares from customers and placing net purchase and redemption orders with the Trust;

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(ii) processing dividend payments from the Trust on behalf of customers; (iii) arranging for bank wire transfer of funds to or from a customer’s account; (iv) responding to inquiries from customers relating to the services performed by the Service Organization; (v) providing sub-accounting with respect to a Fund’s shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding a Fund’s Shareholder Services Plan; and (viii) providing such other similar services as the Trust may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

For the fiscal year ended June 30, 2004 and the period from July 1, 2004 until February 18, 2005 (after which this plan was terminated), the shareholder servicing fees paid by the Class S and Administrative Class Shares of the Trust to Service Organizations were as follows:

Fund and Share Class	Fiscal Year Ended June 30, 2004	Period July 1, 2004 through February 18, 2005
U.S. Government Money Market
Class S Shares (000’s)	$1,631	$1,188
Administrative Class Shares (000’s)	$ 401	$ 58

Shareholder Servicing Agreement

On August 12, 2004, the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust (as defined in the 1940 Act), approved a Shareholder Servicing Agreement (the “Shareholder Servicing Agreement”) between the Trust and JPMDS. The Shareholder Servicing Agreement was effective August 12, 2004 for Institutional Class, Morgan, Reserve, Agency, Capital and Premier Shares of the Funds and February 19, 2005 with respect to all other classes of the Funds which are not subject to a shareholder servicing fee. The following table sets forth the shareholder servicing fee attributable to each class of shares that is payable under the Shareholder Servicing Agreement:

Class	Shareholder Servicing Fee (as a percentage of average net assets of specified class)
B	0.25%
C	0.25%
Reserve	0.30	%*
Service	0.30	%*
Morgan	0.35	%**
Investor	0.35	%**
Premier	0.30	%*
Agency	0.15%
Institutional	0.10%
Capital	0.05%

*	The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.05% balance of the fees is for shareholder administrative services.
**	The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.10% balance of the fees is for shareholder administrative services.

Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below or other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trust; and (h) providing other shareholder services as the Trust or a shareholder may reasonably request, to the extent permitted by applicable law.

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“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trust for shares held for the benefit of shareholders; (e) forwarding communications from the Trust to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining Trust’s website; (i) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trust who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Board of Trustees of the Trust or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the period from February 19, 2005 (date when fees were first accrued under the Agreement) through June 30, 2005 indicated (amounts in thousands):

	Period from February 19, 2005 through June 30, 2005
	Paid/ Accrued	Waived
Liquid Assets Money Market Fund
Morgan Shares	$286	$16
Class B Shares	$26	$20
Class C Shares	$106	$80
Premier Shares	$68	$2
Agency Shares	$193	$64
Institutional Shares	$455	$273
Reserve Shares	$3,925	$131
Investor Shares	$2,433	$—
Service Shares(1)	$—	$—
Capital Shares	$522	$522
U.S. Government Money Market Fund
Morgan Shares	$2,922	$—
Premier Shares	$1,538	$257
Agency Shares	$1,976	$—
Institutional Shares	$857	$329
Reserve Shares	$640	$—
Service Shares(1)	$—	$—
Capital Shares	$823	$857

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	Period from February 19, 2005 through June 30, 2005
	Paid/ Accrued		Waived
U.S. Treasury Plus Money Market Fund
Morgan Shares	$903		$52
Class B Shares	$2		$1
Class C Shares	$9		$7
Premier Shares	$1,190		$40
Agency Shares	$443		$148
Institutional Shares	$547		$328
Reserve Shares	$1,975		$66
Investor Shares	$2,974		$—
Municipal Money Market Fund
Morgan Shares	$40		$1
Premier Shares	$959		$—
Agency Shares	$—	ˆ	$—	ˆ
Institutional Shares	$15		$7
Reserve Shares	$359		$—
Service Shares(1)	$—		$—
Michigan Municipal Money Market Fund
Morgan Shares	$14		$1
Premier Shares	$138		$18
Reserve Shares	$46		$7
Ohio Municipal Money Market Fund
Morgan Shares	$2		$—	ˆ
Premier Shares	$47		$3
Reserve Shares	$76		$5

(1)	As of June 30, 2005, Service Shares had not commenced operations.
ˆ	Amount round to less than one thousand.

EXPENSES

The Funds pay the expenses incurred in their operations, including their pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMorgan Investment Advisors, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

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Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

Cash Compensation to Financial Intermediaries

JPMDS and JPMorgan Investment Advisors compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS and JPMorgan Investment Advisors from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

Occasionally, JPMDS or JPMorgan Investment Advisors, at its or their own expense, and out of their legitimate profits, will provide cash incentives to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMorgan Investment Advisors from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMorgan Investment Advisors and the Funds’ Distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a CDSC.

Currently, JPMorgan Investment Advisors and JPMDS, have revenue sharing arrangements with approximately 40 unaffiliated broker-dealers and other Financial Intermediaries (“financial institutions”). JPMorgan Investment Advisors also has revenue sharing arrangements with various affiliates of JPMorgan Chase, such as J.P. Morgan Securities, Inc., Bank One Trust Company, N.A., JPMorgan Chase Bank, N.A. and Banc One Securities Corporation.

Revenue sharing payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. During the fiscal year ended June 30, 2005, JPMorgan Investment Advisors and JPMDS paid approximately $82 million for all of the JPMorgan Funds pursuant to their revenue sharing arrangements, of this amount approximately $29 million was paid with respect to all of the JPMorgan money market funds, including the Funds.

Custodian

State Street Bank and Trust Company served as each Fund’s custodian prior to the appointment of JPMorgan Chase Bank, N.A.

Pursuant to the Global Custody and Fund Accounting Agreement dated February 19, 2005, with JPMorgan Chase Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245, the JPMorgan Chase Bank, N.A. serves as the Custodian and fund accounting agent for each Fund and is responsible for holding portfolio securities and cash and maintaining the

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books of account and records of portfolio transactions. JPMorgan Chase Bank, N.A. is an affiliate of the Investment Advisers.

For fund accounting services, the Funds will pay to JPMorgan Chase Bank, N.A. the higher of (a) the Funds’ pro rata share of an annual complex-wide charge on the average daily net assets of all funds in an asset category as follows:

0.0075% of the first $5 billion
0.006% on the next $5 billion
0.003% on the next $25 billion
0.001% for such assets over $35 billion

or (b) the per account minimum charge of $10,000.

In addition, there is a $2,000 annual charge for each additional share class.

For custody services, each Fund pays to JPMorgan Chase Bank N.A. safekeeping fees of between 0.001% and 0.60% of the value of the asset held by the custodian (depending on the domicile in which the asset is held), calculated monthly in arrears, and fees between $7.00 and $150 for securities trades (depending on the domicile in which the trade is settled). JPMorgan Chase Bank, N.A. is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

Securities Lending Agent

On August 12, 2004, the Board of Trustees approved the appointment of JPMorgan Chase Bank, N.A. as securities lending agent for the Trust concurrent with the appointment of JPMorgan Chase Bank, N.A. as custodian. The appointment of JPMorgan Chase Bank, N.A. as securities lending agent took effect on December 6, 2004 with respect to the Funds of the Trust. For the securities lending services it performs, JPMorgan Chase Bank, N.A. is entitled to a fee from the Trust, which is calculated on an annual basis and accrued daily, equal to 0.06% for all domestic loans and 0.1142% for all international loans. JPMorgan Chase Bank, N.A. has temporarily reduced fees on a voluntary basis to 0.05% for domestic loans and 0.10% for international loans. The purpose of these fees is to cover the ministerial costs of securities lending activities including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

Transfer Agent

Boston Financial Date Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

Prior to February 19, 2005, State Street Bank and Trust Company served as each Fund’s transfer and dividend disbursing agent.

Independent Registered Public Accounting Firm

The independent registered public accounting firm for the Trust and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

Trust Counsel

The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948 is counsel to the Trust.

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ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

The Board of Trustees has delegated to the Funds’ investment adviser, JPMorgan Investment Advisors and its affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. Most of the securities in which the Funds invest, however, are rarely required, or permitted, to vote. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted JPMorgan Investment Advisors’ detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues. The Guidelines have been developed with the objective of encouraging corporate action that enhances shareholder value. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

JPMorgan Investment Advisors and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan Investment Advisors and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMorgan Investment Advisors has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMorgan Investment Advisors will vote the proxy. In addressing any material conflict, JPMorgan Investment Advisors may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMorgan Investment Advisors personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•	JPMorgan Investment Advisors considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

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•	JPMorgan Investment Advisors votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMorgan Investment Advisors also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMorgan Investment Advisors votes against proposals for a super-majority vote to approve a merger.

•	JPMorgan Investment Advisors considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•	JPMorgan Investment Advisors votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan Investment Advisors generally considers other management compensation proposals on a case-by-case basis.

•	JPMorgan Investment Advisors also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the Funds’ website at www.jpmorganfunds.com and will be available on the SEC’s website at www.sec.gov no later than August 31 of each year.

Delaware Trust

JPMorgan Trust II was formed as a Delaware statutory trust on November 5, 2004, pursuant to a Declaration of Trust dated November 5, 2004. JPMorgan Trust II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. The Trust’s Declaration of Trust provides that shareholders shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class. In addition, the Declaration of Trust provides that neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, the Trust’s Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declaration of Trust provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declaration of Trust also provides that the Trust, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

The Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declaration of Trust provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

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The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

Description of Shares

The Trust is an open-end, management investment company organized as a Delaware statutory trust. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trust.”

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust’s Declaration of Trust.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all of its series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of the Trust to merge or consolidate with or into any one or more other series or classes of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustee may, without shareholder vote, generally restate, amend or otherwise supplement the Trust’s governing instrument, which includes the Declaration of Trust and the By-Laws without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

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The classes of shares currently offered by the Funds can be found under the topic “The Trust” at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Portfolio Holdings Disclosure

As described in the Prospectuses and pursuant to the Funds’ Portfolio Holdings Disclosure Policy, no sooner than 30 days after month end, the Funds will make available to the public, upon request to the Funds (1-800-480-4111 or 1-800-766-7722, as applicable), a complete, uncertified schedule of its portfolio holdings as of the last day of that prior month.

The Funds’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Investment Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by the Funds or the Investment Adviser, or any other person for these disclosures. A list of the entities that receive the Funds’ portfolio holdings information on such basis and the frequency with which it is provided to them is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
McGraw Hill	Monthly	30 days after month end
Standard & Poor’s	Weekly	on a 3 day lag
Moody’s Investors Service, Inc.	Weekly	on a 3 day lag
Fitch Ratings	Weekly	on a 3 day lag
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Investment Company Institute	Monthly	30 days after month end

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In addition, certain service providers to the Funds or the Investment Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing price quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). These service providers include the following: The Bank of New York Company, Inc.; Bowne & Co., Inc.; Dechert LLP; R.R. Donnelley & Sons Company; FT Interactive Data; Institutional Shareholder Services, Inc.; J.J. Kenny; Morgan Stanley & Co., Incorporated; Moody’s Investors Service; and Fitch Ratings. Other service providers (e.g., the Fund’s administrator) are identified elsewhere in the registration statement. In addition, when a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Disclosure of a Fund’s portfolio securities as an exception to the Fund’s normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Investment Adviser, or any other person for these disclosures. The Fund’s Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefore. These procedures are designed to address conflicts of interest between the Fund’s shareholders on the one hand and the Fund’s Investment Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the Funds’ website at ww.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund’s top ten holdings also are posted on www.jpmorganfunds.com no sooner than 15 days after the end of each month. One day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

Miscellaneous

The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in the Trust’s Prospectuses and in this Statement of Additional Information, “assets belonging to a Fund” means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the

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Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust’s Prospectuses and in this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

The Trust is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and Statement of Additional Information.

As of August 31, 2005, the following persons were the owners of more than 5% of the outstanding Shares of the following class of Shares of the following Funds. Shareholders designated by an asterisk hold 25% or more of a Class of a Fund. Such shareholders are “controlling persons” under the 1940 Act.

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
LIQUID ASSETS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	83.78	*
LIQUID ASSETS MONEY MARKET FUND
CAPITAL	JPMORGAN CHASE BANK[1] WATCH TOWER BIBLE&TRCT SOC OF PA-MT ATTN: FUND OPERATIONS 3/OPS3 500 STANTON CHRISTIANA ROAD NEWARK DE 19713-2105	5.50
	JPMORGAN TRUST CO NA1 PAUL G ALLEN ATTN: FUND OPERATIONS 3/OPS3 500 STANTON CHRISTIANA ROAD NEWARK DE 19713-2107	6.66
	MCAFEE INC ATTN ACCOUNTING DEPT 5000 HEADQUARTERS DR PLANO TX 75024-5826	5.49
	SPRINT CORP 6200 SPRINT PKWY OVERLAND PARK KS 66251-6117	14.66

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Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
LIQUID ASSETS MONEY MARKET FUND
C SHARES	INGALLS & SNYDER LLC AS AGENT OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS 61 BROADWAY NEW YORK NY 10006-2701	98.44	*
LIQUID ASSETS MONEY MARKET FUND
INSTITUTIONAL SHARES	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	82.56	*
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	5.97
LIQUID ASSETS MONEY MARKET FUND
INVESTOR SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	8.19
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	89.91	*
LIQUID ASSETS MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST ATTN MIKE MCLAUGHLIN PO BOX 3752 NEW YORK NY 10008-3752	19.54
LIQUID ASSETS MONEY MARKET FUND
PREMIER SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	32.74	*
	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	24.34
	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST ATTN MIKE MCLAUGHLIN PO BOX 3752 NEW YORK NY 10008-3752	24.92
LIQUID ASSETS MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1] LIQUIDITY OPERATIONS	64.71	*

62

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	ATTN MICHELE DIXON 10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211 TAMPA FL 33610-9128
	NATIONAL FINANCIAL SERV CORP CUST CHURCH STREET STATION PO BOX 3752 NEW YORK NY 10008-3752	30.80	*
LIQUID ASSETS MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1] ATTN PETER SWIATEK 1200 N FEDERAL HWY STE 205 BOCA RATON FL 33432-2845	100.00	*
U.S. GOVERNMENT MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	16.93
	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	60.74	*
U.S. GOVERNMENT MONEY MARKET FUND
CAPITAL	JP MORGAN CHASE[1] ATTN VIRGINIA DELGADO 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	23.90
	JP MORGAN SECURITIES INC[1] OMNIBUS ACCOUNT 1 BANK ONE PLZ STE IL1-0237 CHICAGO IL 60670-0001	7.14
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	49.88	*
U.S. GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES	ITG INC ATTN ANGELO BULONE 380 MADISON AVE NEW YORK NY 10017-2513	5.68
	JPMORGAN CHASE[1] ATTN RICHARD BOYER ATTN LILLY NICKERSON 14201 DALLAS PKWY FL 12 DALLAS TX 75254-2916	17.80
	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	22.61
	JPMORGAN INVEST LLC[1] ATTN KATHRYN DUNN	7.88

63

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	1 BEACON ST STE 18 BOSTON MA 02108-3107
	PACIFIC GAS AND ELECTRIC ATTN TAX DEPT 77 BEALE ST SAN FRANCISCO CA 94105-1814	16.23
	PHELPS DODGE CORP ATTN AMELIA G ANDERSON 1 N CENTRAL AVE PHOENIX AZ 85004-4414	7.69
U.S. GOVERNMENT MONEY MARKET FUND
MORGAN SHARES	JPMORGAN CHASE[1] ATTN RICHARD BOYER ATTN LILLY NICKERSON 14201 DALLAS PKWY FL 12 DALLAS TX 75254-2916	5.50
	JPMORGAN CHASE BANK[1] ATTN MICHELE DIXON 10420 HIGHLAND MANNOR DR FL 2 TAMPA FL 33610-9128	8.64
	JPMORGAN CHASE BANK[1] FBO ITSELF AND ITS CLIENTS ATTN MICHELE DIXON 10420 HIGHLAND MANOR DR 2ND FL TAMPA FL 33610 TAMPA FL 33610-9128	22.33
	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	21.30
U.S. GOVERNMENT MONEY MARKET FUND
PREMIER SHARES	JPMORGAN CHASE[1] LIQUIDITY OPERATIONS ATTN MICHELE DIXON 10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211 TAMPA FL 33610-9128	36.18	*
	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	18.27
	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	10.25
	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST CHURCH STREET STATION PO BOX 3752 NEW YORK NY 10008-3752	6.48
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY	6.35

64

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	PO BOX 711234 COLUMBUS OH 43271-0001
U.S. GOVERNMENT MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1] LIQUIDITY OPERATIONS ATTN MICHELE DIXON 10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211 TAMPA FL 33610-9128	98.37	*
U.S. GOVERNMENT MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1] ATTN PETER SWIATEK 1200 N FEDERAL HWY STE 205 BOCA RATON FL 33432-2845	100.00	*
U.S. TREASURY PLUS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	24.36
	JPMORGAN INVESTOR SERVICES[1] CASH MGMT INVESTMENT SUPPORT ATTN CASH SWEEP OPERATIONS 14221 DALLAS PARKWAY 2JIP 6TH FL DALLAS TX 75254-2942	48.92	*
U.S. TREASURY PLUS MONEY MARKET FUND
B SHARES	INVESTORS TRUST COMPANY CUST FOR THE ROLLOVER IRA OF GEROF G VOGT18 NOTTAWASAGA CT RR3 PENETANG ONTARIO L9MIR3 CANADA	6.48
	INVESTORS TRUST COMPANY CUST FOR THE TRAD IRA OF KAREN L CARLSON 3S383 CHESTNUT CT WARRENVILLE IL 60555-2646	7.10
	NFS LLC FEBO RANDALL T MEHL 1165 NAYON DR LAYTON UT 84040-2838	5.16
U.S. TREASURY PLUS MONEY MARKET FUND
C SHARES	INGALLS & SNYDER LLC AS AGENT OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS 61 BROADWAY NEW YORK NY 10006-2701	98.21	*
U.S. TREASURY PLUS MONEY MARKET FUND
INSTITUTIONAL SHARES	ENRON CORP DIP ESTATE SERVICES 1221 LAMAR ST STE 1600 HOUSTON TX 77010-3039	5.65
	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	60.49	*

65

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	6.87
U.S. TREASURY PLUS MONEY MARKET FUND
INVESTOR SHARES	JP MORGAN CHASE[1] ATTN VIRGINIA DELGADO 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	75.80	*
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	23.85
U.S. TREASURY PLUS MONEY MARKET FUND
MORGAN SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1] FBO VARIOUS TRUSTS ATTN VIRGINIA DELGADO 2001 BRYAN TOWER 11TH FLOOR DALLAS TX 75254	55.04	*
U.S. TREASURY PLUS MONEY MARKET FUND
PREMIER SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	92.32	*
U.S. TREASURY PLUS MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1] LIQUIDITY OPERATIONS ATTN MICHELE DIXON 10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211 TAMPA FL 33610-9128	71.96	*
	NATIONAL FINANCIAL SERVICES CORP FBO OUR CUSTOMERS 200 LIBERTY ST WORLD FINANCIAL CTR NEW YORK NY 10281-1003	14.89
MUNICIPAL MONEY MARKET FUND
AGENCY SHARES	JP MORGAN SECURITIES INC[1] OMNIBUS ACCOUNT 1 BANK ONE PLZ STE IL1-0237 CHICAGO IL 60670-0001	36.64	*
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	62.26	*
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES	EDUCATION MANAGEMENT CORPORATION 210 SIXTH AVENUE 33RD FL PITTSBURGH PA 15222-2600	18.27

66

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	76.05	*
MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST ATTN MIKE MCLAUGHLIN PO BOX 3752 NEW YORK NY 10008-3752	50.19	*
	NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS – 5TH FLOOR 200 LIBERTY ST – 1 WORLD FINANCIAL NEW YORK NY 10281-1003	14.41
MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	98.93	*
MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1] LIQUIDITY OPERATIONS ATTN MICHELE DIXON 10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211 TAMPA FL 33610-9128	50.45	*
	NATIONAL FINANCIAL SERV CORP[1] 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	43.65	*
MUNICIPAL MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1] ATTN PETER SWIATEK 1200 N FEDERAL HWY STE 205 BOCA RATON FL 33432-2845	100.00	*
MICHIGAN MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	F A MUNACO INC 816 RAMBLEWOOD DR ROCHESTER MI 48307-6064	11.25
	JAMES R DONAHEY PAT J DONAHEY JT TEN 421 HIGHLAND ANN ARBOR MI 48104-1729	37.72	*
	MILTON ELFORD SETTLOR TRUST MILTON ELFORD TTEE 29540 SHARON LN SOUTHFIELD MI 48076-1697	5.42
	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST ATTN MIKE MCLAUGHLIN PO BOX 3752 NEW YORK NY 10008-3752	6.23

67

Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
	NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS – 5TH FLOOR 200 LIBERTY ST – 1 WORLD FINANCIAL NEW YORK NY 10281-1003	17.05
MICHIGAN MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	JP MORGAN CHASE[1] ATTN VIRGINIA DELGADO 14202 DALLAS PKWY FL 6 DALLAS TX 75254-2973	6.10
	REICH & TANG SERVICES INC FBO VARIOUS CUSTOMERS ATTN CHRIS GILL 600 5TH AVE NEW YORK NY 10020-2302	29.66	*
	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	64.05	*
MICHIGAN MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	DREYFUS SERVICE CORPORATION ATTN TIM BARRETT 144 GLENN CURTISS BLVD EAST TOWER 8TH FLOOR UNIONDALE NY 11556-0144	50.00	*
	NATIONAL FINANCIAL SERV CORP CUST CHURCH STREET STATION PO BOX 3752 NEW YORK NY 10008-3752	45.76	*
OHIO MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUST ATTN MIKE MCLAUGHLIN PO BOX 3752 NEW YORK NY 10008-3752	52.09	*
	NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS – 5TH FLOOR 200 LIBERTY ST – 1 WORLD FINANCIAL NEW YORK NY 10281-1003	18.33
	ROBERT L YOUNG MARGARET M YOUNG JT TEN 1111 POLARIS PARKWAY COLUMBUS, OH 43271	7.18
	STEVEN E CUTLER BARBARA A CUTLER JT WROS 1111 POLARIS PARKWAY COLUMBUS, OH 43271	6.63

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Fund and Class of Shares	Name and Address of Shareholder	Percentage Held
OHIO MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	STRAFE & CO1 BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	98.12	*
OHIO MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	DREYFUS SERVICE CORPORATION ATTN TIM BARRETT 144 GLENN CURTISS BLVD EAST TOWER 8TH FLOOR UNIONDALE NY 11556-0144	69.95	*
	DREYFUS SERVICE CORPORATION 144 GLENN CURTISS BLVD UNIONDALE NY 11556-3801	6.73
	NATIONAL FINANCIAL SERV CORP CUST CHURCH STREET STATION PO BOX 3752 NEW YORK NY 10008-3752	23.32

1	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

As a group, the Trustees and Officers of the Trust owned less than 1% of the Shares of any class of any Fund of the Trust except with respect to Morgan Shares of the Ohio Municipal Money Market Fund.

FINANCIAL STATEMENTS

The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended June 30, 2005 for the Funds have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

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APPENDIX A—DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the Advisor considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Rating Service (“S&P”)

A-1	Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2	Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3	Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	DEFAULT. Denotes actual or imminent payment default.

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“+” or “-”	may be appended to ‘F-1’ rating to denote relative status within the ‘F1’ rating category.

‘NR’	indicates that Fitch does not rate the issuer or issue in question.

Moody’s Investors Service, Inc. (“Moody’s”)

Prime-1	Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.

Dominion Bond Rating Service Limited (“Dominion”)

R-1	Prime Credit Quality

R-2	Adequate Credit Quality

R-3	Speculative

All three Dominion rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

R-1 (high)	Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which Dominion has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle)	Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

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R-1 (low)	Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high); R-2 (middle); R-2 (low)	Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1credit”.

Profitability trends, past and future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high); R-3 (middle); R-3 (low)	Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

DESCRIPTION OF BANK RATINGS

Moody’s

These ratings represent Moody’s opinion of a bank’s intrinsic safety and soundness.

A	These banks possess superior intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B	These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C	These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D	Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E	Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in intermediate categories.

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DESCRIPTION OF BOND RATINGS

S&P

Corporate and Municipal Bond Ratings

Investment Grade

AAA	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A	Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

Speculative Grade

Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB	Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC	Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C	The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1	The rating C1 is reserved for income bonds on which no interest is being paid.

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D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody’s

Long-Term Ratings: Bonds and Preferred Stock

Investment Grade

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this

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class.

B	Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:	Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Investment Grade

AAA	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate

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very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB	SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D	DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%–100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%–90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Dominion

Bond and Long-Term Debt Rating Scale

AAA	Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which Dominion has established for this category, few entities are able to achieve a AAA rating.

AA	Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A	Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

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BBB	Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB	Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B	Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C	Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”, Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D	This category indicates Bonds in default of either interest or principal.

(“high,” “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

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DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

These ratings represent Moody’s opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa	Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa	These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba	Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa	Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Short-Term Insurance Financial Strength Ratings

These ratings represents Moody’s opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

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S&P

An insurer rated “BBB” or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	Extremely Strong financial security characteristics. “AAA” is the highest Insurer Financial Strength Rating assigned by Standard & Poor’s.

AA	Very Strong financial security characteristics, differing only slightly from those rated higher.

A	Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated “BB” or lower is regarded as having vulnerable characteristics that may outweigh its strengths. “BB” indicates the least degree of vulnerability within the range; “CC” the highest.

BB	Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R	An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	Not Rated, which implies no opinion about the insurer’s financial security.

Plus (+) or minus (-) Following ratings from “AA” to “CCC” show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

A Fitch insurer financial strength rating (“IFS rating”) provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the ‘AA’ through ‘CCC’ categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of ‘BBB-’ and higher are considered to be “Secure”, and those of ‘BB+’ and lower are considered to be “Vulnerable”.

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AAA	EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA	VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A	STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB	GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB	Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B	Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C	Very Weak. Companies rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A ‘CC’ rating indicates that some form of insolvency or liquidity impairment appears probable. ‘C’ rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D	Distressed. These ratings are assigned to companies that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the ‘DDD’–‘D’ range, those companies rated ‘DDD’ have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90–100%). Those rated ‘DD’ show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50–90%). Those rated ‘D’ are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

Short-Term Insurer Financial Strength Ratings

Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of ‘F1’, ‘F2’ and ‘F3’ are considered to be “Secure”, while those of ‘B’ and below are viewed as “Vulnerable”.

F1	STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	MODERATE. Insurers are viewed as having a moderate capacity to meet their near-

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term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a ‘vulnerable’ rating category.

B	WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D	DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG	Speculative quality. Debt instruments in this category lack margins of protection.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

Moody’s

aaa	Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a	Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

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baa	Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Dominion

Preferred Share Rating Scale

Pfd-1	Preferred shares rated “Pfd-1” are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. “Pfd-1” generally corresponds with companies whose senior bonds are rated in the “AAA” or “AA” categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2	Preferred shares rated “Pfd-2” are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, “Pfd-2” ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3	Preferred shares rated “Pfd-3” are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. “Pfd-3” ratings generally correspond with companies whose senior bonds are rated in the higher end of the “BBB” category.

Pfd-4	Preferred shares rated “Pfd-4” are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated “Pfd-4” generally coincide with entities that have senior bond ratings ranging from the lower end of the “BBB” category through the “BB” category.

Pfd-5	Preferred shares rated “Pfd-5” are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The “Pfd-5” rating generally coincides with companies with senior bond ratings of ”B” or lower. Preferred shares rated “Pfd-5” often have characteristics which, if not remedied, may lead to default.

“D”	This category indicates preferred shares that are in arrears of paying either dividends or principal.

(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicate a rating that is essentially in the middle of the category. In order to alert subscribers

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to the fact that in a default situation there is a potentially higher risk of loss with a non-cumulative security, Dominion uses the “n” designation. This method essentially alerts subscribers to the potential risk that would arise in a default scenario without penalizing the base rating, where the key focus is to measure credit risk and the likelihood of default. Dominion has chosen to provide the same type of alert for hybrid instruments using the “y” designation.

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Appendix B

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. The Portfolios invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “INVESTMENT OBJECTIVES AND POLICIES” section of this Statement of Additional Information.

FUND NAME	FUND CODE
JPMorgan Liquid Assets Money Market Fund	1
JPMorgan U.S. Treasury Plus Money Market Fund	2
JPMorgan Municipal Money Market Fund	3
JPMorgan Michigan Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
JPMorgan U.S. Government Money Market Fund	6

Instrument	Fund Code
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
1, 3-5
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1, 3-5
Certificates of Deposit: Negotiable instruments with a stated maturity.	1, 3-5
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 3-5
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
1, 3-5
Extendable Commercial Notes: Variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.
1, 3-5
Foreign Securities: Commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	1, 3-5
Investment Company Securities: Shares of other money market mutual funds, including JPMorgan money market funds and shares of other money market funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
1, 3-6

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Instrument	Fund Code
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
1, 3-6

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Instrument	Fund Code
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
1, 3-5
Participation Interests: Interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
1, 3-5
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1, 3-5
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-3
Securities Lending: The lending of up to 33 1/[3]% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 6
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1, 3-5
Treasury Receipts: TRs, TIGRs and CATS.	1, 3-5
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac.	1, 3-6
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES. The U.S. Treasury Plus Money Market Fund does not buy STRIPS and CUBES.	1-6
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1, 3-6
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6

SAI-MMKTOG-905

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The prospectuses (Part A of Form N-1A) for the Funds, other than for the classes of the JPMorgan Liquid Assets Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Michigan Municipal Money Market Fund and the JPMorgan Ohio Municipal Money Market Fund included in this filing, are hereby incorporated by reference.

PART C

Item 23.	Exhibits

(a)(1)
Certificate of Trust dated November 12, 2004 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 69 (filed February 18, 2005) to Registrant’s Registration Statement on Form N-1A.

(a)(2)
Declaration of Trust dated November 5, 2004 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 69 (filed February 18, 2005) to Registrant’s Registration Statement on Form N-1A.

(a)(3)
Amended Schedule B, dated May 13, 2005, to the Declaration of Trust dated November 5, 2004 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 72 (filed May 16, 2005) to Registrant’s Registration Statement on Form N-1A.

(b)	By-Laws dated November 5, 2004 is incorporated by reference to Exhibit (b) to Post-Effective Amendment to Registrant’s Registration Statement on Form N-1A.

(c)	Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)
Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(2)
Revised Schedule A dated as of September 30, 2004 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(3)
Amended and Restated Sub-Investment Advisory Agreement dated as of August 18, 2004 between Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to the High Yield Bond Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(4)
Amended and Restated Sub-Investment Advisory Agreement, dated as of August 18, 2004 between Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to Income Bond Fund is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(5)
Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(6)
Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(e)(1)
Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(e)(2)
Forms of Amended Schedules B, C, D and F, amended as of August 11, 2005, to the Distribution Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

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(f)
Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A.

(g)(1)(a)
Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(g)(1)(b)
Form of Schedule A, amended as of August 11, 2005, to the Global Custody and Fund Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(h)(1)(a)
Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(1)(b)
Form of Schedule B, amended as of August 11, 2005, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(h)(2)(a)
Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(2)(b)
Form of Appendix A, amended as of August 11, 2005, to the Transfer Agency Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(h)(3)(a)
Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(3)(b)
Form of Amended Schedule B, amended as of August 11, 2005, to the Shareholder Servicing Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(h)(4)
Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(h)(5)
Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(6)
Form of Trust Fund/SERV Agreement between the Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(7)
Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(8)
Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(9)
Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(10)
Form of Bilateral Networking Agreement between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(i)	Opinion and consent of counsel is incorporated by reference to exhibit (i) to Post-Effective Amendment No. 72 (filed May 16th, 2005) to Registrant’s Registration Statement on Form N-1A.

(j)(1)	Consent of Ropes & Gray LLP. To be filed by amendment.

(j)(2)	Consent of PricewaterhouseCoopers LLP. To be filed by amendment.

(k)	None

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(l)
Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)
Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(n)
Multiple Class Plan for JPMorgan Trust II, as Amended and Restated as of May 13, 2005 is incorporated by reference to exhibit (n) to Post-Effective Amendment No. 72 (filed May 16, 2005) to Registrant’s Registration Statement on Form N-1A.

(p)(1)
Code of Ethics for the One Group Mutual Funds and other related funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(2)
Code of Ethics of Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005), BancOne High Yield Partners (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) LLC, J.P. Morgan Investment Management Inc. and Security Capital Research and Management Incorporated is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(3)
Code of Ethics for One Group Dealer Services (renamed JPMorgan Distribution Services, Inc. as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

Item 24.	Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25.	Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

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(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Advisers

JPMorgan Investment Advisors Inc. (“JPMorgan Investment Advisors”) performs investment advisory services for all of the Funds of JPMorgan Trust II, except the U. S. Real Estate Fund and the International Equity Index Fund. JPMorgan High Yield Partners LLC provides investment advisory services for the High Yield Bond Fund and Core Plus Bond Fund. Security Capital Research & Management Incorporated provides investment advisory services for the U. S. Real Estate Fund. J.P. Morgan Investment Management Inc. serves as advisor to the International Equity Index Fund.

JPMorgan Investment Advisors, JPMorgan High Yield Partners LLC, Security Capital Research & Management Incorporated, and J.P. Morgan Investment Management Inc. are indirect wholly owned subsidiaries of JPMorgan Chase & Co., a bank holding company incorporated in the state of Delaware.

To the knowledge of Registrant, none of the directors or officers of JPMorgan Investment Advisors, Security Capital Research & Management Incorporated, JPMorgan High Yield Partners LLC and J.P. Morgan Investment Management Inc. except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of JPMorgan Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

JPMorgan Investment Advisors

Position with JPMorgan Investment Advisors	Other Substantial Occupation	Type of Business
Evelyn V. Guernsey, Chairperson, President & CEO	President and Managing Director J. P. Morgan Investment Management Inc. 522 Fifth Avenue, New York, NY 10036	Investment
John C. Noel, Treasurer and CFO	None	Investment
Gary Madich, Director and Senior Managing Director	None	Investment
William T. Norris, Director	Managing Director, Portfolio Management Group, JPMorgan Investment Advisors, 120 South La Salle Street Chicago, IL 60603	Investment
James A Sexton, Director and Senior Managing Director	None	Investment
Richard P. Butler II, Director and Senior Managing Director	None	Investment
Verlin L. Horn, Senior Managing Director	None	Investment

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Except as noted above, the principal business address of the principal executive officer and directors of JPMorgan Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

Security Capital Research & Management Incorporated (Security Capital)

Position with Security Capital Research & Management Incorporated	Other Substantial Occupation	Type of Business
Anthony R. Manno Jr; Director, President and Managing Director	Director, Security Capital Preferred Growth Incorporated and Bulgarian American Enterprise Fund	Investment

Michael J. Heller Treasurer	None	Investment

Scott E. Richter, Secretary	Senior Associate General Counsel for the Investment Management Group for JPMorgan Chase	Investment

Except as noted above, the principal business address of the officers and director of Security Capital is 10 South Dearborn, Chicago, IL 60603.

JPMorgan High Yield Partners LLC

JPMorgan High Yield Partners LLC (“JPMorgan High Yield Partners”), a limited liability company organized under the laws of Ohio is the Sub-Investment Advisor to the High Yield Bond Fund and the Core Plus Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of JPMorgan High Yield Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with JPMorgan High Yield Partners	Other Substantial Occupation	Type of Business
James P. Shanahan, Manager	Pacholder Associates, Inc., Managing Director & General Counsel, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

William J. Morgan, Vice President-Portfolio Manager and Manager	Pacholder Associates, Inc., President, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

Verlin L. Horn, Manager	JPMorgan Investment Advisors, Chief Financial Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

Duane Huff, Manager	JPMorgan Investment Advisors, Portfolio Manager, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

Gary Madich, Chairman and Chief Executive Officer and Manager	JPMorgan Investment Advisors, Senior Vice President and Fixed Income Chief Investment Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

James E. Gibson, Vice President-Senior Analyst	Pacholder Associates, Inc., Executive Vice President, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

John C. Noel, Chief Financial Officer	JPMorgan Investment Advisors, Chief Financial Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

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J.P.Morgan Investment Management Inc.

Position with	Other Substantial Occupation	Type of Business
Mark B. White Director, Managing Director	Head of International Business for JPMorgan Asset Management (UK) Limited	Investment

Evelyn V. Guernsey President, Director, Managing Director	Chairperson, President and CEO, JPMorgan Investment Advisors Inc.	Investment

George C.W. Gatch Director, Managing Director	None	Investment

S e th P. Bernstein Global Head of Fixed Income, Managing Director	None	Investment

Lawrence M.Unrein Director, Managing Director	None	Investment

Martin R. Porter Global Head of Equities, Managing Director	None	Investment

Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	None	Investment

Anthony M. Roberts Head of Legal, Managing Director	None	Investment

Francis X. Curley Chief Compliance Officer, MD	None	Investment

*	The business address for each officer and director is 522 Fifth Avenue, New York, New York 10036.

The business and other connections of each directors of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 27.	Principal Underwriters

(a)    JPMorgan Distribution Services, Inc. acts as distributor for the shares of the Registrant.

(b)    The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

Name	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions With Registrant
George C.W. Gatch	Director and President	President
Robert L. Young	Director and Vice President	Senior Vice President
Michael R. Machulski	Director, Vice President and Treasurer	None
James T. Detmer	Vice President	None
David J. Thorp, Jr.	Vice President	None
Nancy E. Fields	Vice President	Assistant Secretary
Christopher J. Mohr	Assistant Treasurer	None
Frank Drozek	Assistant Treasurer	None
Scott E. Richter	Chief Legal Officer and Secretary	None
Janet Squitieri	Assistant Secretary
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary

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(c)    Not applicable.

Item 28.	Location of Accounts and Records

(1)	JPMorgan Investment Advisors Inc., 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

(2)	JPMorgan High Yield Partners LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Adviser to the High Yield Bond Fund and the Core Plus Bond Fund).

(3)	Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the U. S. Real Estate Fund).

(4)	J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as Investment Adviser to the JPMorgan International Equity Index Fund).

(5)	JPMorgan Distribution Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43271 (records relating to its functions as Distributor for all Funds).

(6)	JPMorgan Funds Management, Inc., 1111 Polaris Parkway, Columbus, Ohio 43271-1235 (records relating to its functions as Administrator for all Funds).

(7)	Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as transfer agent to the Funds).

(8)	JPMorgan Chase Bank, N.A. Three Chase Metro Tech Center, Brooklyn, New York 11245 (records relating to its functions as custodian).

(9)	Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Minute Books).

Item 29.	Management Services

N/A

Item 30.	Undertakings

The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

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SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 30th day of September 2005.

JPMORGAN TRUST II

By: /s/ GEORGE C.W. GATCH* George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) as indicated.

/s/ WILLIAM J. ARMSTRONG* William J. Armstrong Trustee	/s/ WILLIAM G. MORTON, JR.* William G. Morton, Jr. Trustee

/s/ ROLAND R. EPPLEY, JR.* Roland R. Eppley, Jr. Trustee	/s/ ROBERT A. ODEN, JR.* Robert A. Oden, Jr. Trustee

/s/ JOHN F. FINN* John F. Finn Trustee	/s/ FERGUS REID, III* Fergus Reid, III Trustee and Chairman

/s/ DR. MATTHEW GOLDSTEIN* Dr. Matthew Goldstein Trustee	/s/ FREDERICK W. RUEBECK* Frederick W. Ruebeck Trustee

/s/ ROBERT J. HIGGINS* Robert J. Higgins* Trustee	/s/ JAMES J. SCHONBACHLER* James J. Schonbachler Trustee

/s/ PETER C. MARSHALL* Peter C. Marshall Trustee	/s/ LEONARD M. SPALDING, JR.* Leonard M. Spalding, Jr. Trustee

/s/ MARILYN MCCOY* Marilyn McCoy Trustee

By /s/ STEPHANIE J. DORSEY* Stephanie J. Dorsey Treasurer	By /s/ GEORGE C. W. GATCH* George C. W. Gatch President

*By /s/ ELIZABETH A. DAVIN Elizabeth A. Davin Attorney-in-Fact

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JPMORGAN TRUST I

JPMORGAN TRUST II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

This Powers of Attorney may be signed in one or more counterparts, each of which shall me deemed an original, but all of which together shall constitute one and the same document.

/s/WILLIAM J. ARMSTRONG William J. Armstrong	/s/ WILLIAM G. MORTON, JR. William G. Morton, Jr.

/s/ ROLAND R. EPPLEY, JR. Roland R. Eppley, Jr.	/s/ ROBERT A. ODEN, JR. Robert A. Oden, Jr.

/s/ JOHN F. FINN* John F. Finn	/s/ FERGUS REID, III Fergus Reid, III

/s/ DR. MATTHEW GOLDSTEIN Dr. Matthew Goldstein	/s/ FREDERICK W. RUEBECK Frederick W. Ruebeck

/s/ ROBERT J. HIGGINS Robert J. Higgins*	/s/ JAMES J. SCHONBACHLER James J. Schonbachler

/s/ PETER C. MARSHALL Peter C. Marshall	/s/ LEONARD M. SPALDING, JR. Leonard M. Spalding, Jr.

/s/ MARILYN MCCOY Marilyn McCoy	Dated: February 18, 2005

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JPMORGAN TRUST I

JPMORGAN TRUST II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person in his capacity as an officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ GEORGE C.W. GATCH George C.W. Gatch

10

JP MORGAN TRUST I
JP MORGAN TRUST II
J.P. MORGAN SERIES TRUST II
J.P. MORGAN FLEMING SERIES TRUST
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
J.P. MORGAN MUTUAL FUND GROUP
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
UNDISCOVERED MANAGERS FUNDS
UM INVESTMENT TRUST
UM INVESTMENT TRUST II
ONE GROUP INVESTMENT TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person in his capacity as an officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ STEPHANIE J. DORSEY Stephanie J. Dorsey

11